SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — 99.1%
Aerospace & Defense — 1.8%
Boeing Co.(1)	1,011	$214,767
Northrop Grumman Corp.	2,338	1,079,501
Raytheon Technologies Corp.	13,521	1,324,112

		2,618,380

Air Freight & Logistics — 0.4%
FedEx Corp.	2,769	632,689

		632,689

Automobiles — 1.6%
General Motors Co.	6,480	237,686
Tesla, Inc.(1)	9,902	2,054,269

		2,291,955

Banks — 2.1%
Bank of America Corp.	38,753	1,108,336
Citigroup, Inc.	42,032	1,970,880

		3,079,216

Beverages — 2.8%
Coca-Cola Co.	26,406	1,637,964
Constellation Brands, Inc., Class A	705	159,253
PepsiCo, Inc.	12,534	2,284,948

		4,082,165

Biotechnology — 1.8%
AbbVie, Inc.	5,544	883,547
Alkermes PLC(1)	14,023	395,308
Ascendis Pharma A/S, ADR(1)	4,322	463,405
Biogen, Inc.(1)	1,618	449,853
Regeneron Pharmaceuticals, Inc.(1)	556	456,849

		2,648,962

Broadline Retail — 2.8%
Amazon.com, Inc.(1)	40,159	4,148,023

		4,148,023

Building Products — 0.7%
Johnson Controls International PLC	18,064	1,087,814

		1,087,814

Capital Markets — 3.7%
Charles Schwab Corp.	22,104	1,157,808
Goldman Sachs Group, Inc.	6,330	2,070,606
KKR & Co., Inc.	21,750	1,142,310
Quilter PLC (United Kingdom)(2)	269,583	281,002
S&P Global, Inc.	2,092	721,259

		5,372,985

Chemicals — 2.3%
Corteva, Inc.	11,587	698,812
DuPont de Nemours, Inc.	13,861	994,804
Eastman Chemical Co.	4,818	406,350
Linde PLC	392	139,333
PPG Industries, Inc.	3,549	474,075
Sherwin-Williams Co.	3,059	687,571

		3,400,945

Construction Materials — 0.4%
CRH PLC, ADR	10,119	514,754

		514,754

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Consumer Finance — 0.1%
Capital One Financial Corp.	1,651	$158,760

		158,760

Consumer Staples Distribution & Retail — 2.6%
BJ’s Wholesale Club Holdings, Inc.(1)	2,023	153,889
Costco Wholesale Corp.	1,825	906,788
Target Corp.	5,294	876,845
Walgreens Boots Alliance, Inc.	6,217	214,984
Walmart, Inc.	11,051	1,629,470

		3,781,976

Containers & Packaging — 0.4%
Avery Dennison Corp.	2,019	361,260
Berry Global Group, Inc.	4,695	276,535

		637,795

Electric Utilities — 2.7%
Exelon Corp.	21,859	915,674
NextEra Energy, Inc.	9,548	735,960
NRG Energy, Inc.	55,515	1,903,609
PG&E Corp.(1)	26,829	433,825

		3,989,068

Electrical Equipment — 0.3%
Emerson Electric Co.	5,015	437,007

		437,007

Electronic Equipment, Instruments & Components — 1.4%
CDW Corp.	7,230	1,409,055
Vontier Corp.	23,439	640,822

		2,049,877

Energy Equipment & Services — 0.5%
Diamond Offshore Drilling, Inc.(1)	56,247	677,214

		677,214

Entertainment — 1.3%
Netflix, Inc.(1)	3,481	1,202,616
Sea Ltd., ADR(1)	3,666	317,292
Spotify Technology SA(1)	3,055	408,209

		1,928,117

Financial Services — 4.1%
Apollo Global Management, Inc.	21,121	1,334,002
Mastercard, Inc., Class A	8,921	3,241,981
Visa, Inc., Class A	6,373	1,436,857

		6,012,840

Food Products — 0.2%
McCormick & Co., Inc.	4,181	347,901

		347,901

Ground Transportation — 1.7%
CSX Corp.	13,350	399,699
Hertz Global Holdings, Inc.(1)	15,595	254,043
Union Pacific Corp.	9,308	1,873,328

		2,527,070

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	6,222	630,040
Becton Dickinson and Co.	2,343	579,986
Boston Scientific Corp.(1)	17,303	865,669
Dexcom, Inc.(1)	3,558	413,369

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
GE HealthCare Technologies, Inc.(1)	1,210	$99,256
IDEXX Laboratories, Inc.(1)	292	146,023
Intuitive Surgical, Inc.(1)	2,691	687,470

		3,421,813

Health Care Providers & Services — 4.2%
Cigna Corp.	6,057	1,547,745
Elevance Health, Inc.	499	229,445
Humana, Inc.	1,075	521,869
McKesson Corp.	3,116	1,109,452
UnitedHealth Group, Inc.	5,701	2,694,236

		6,102,747

Hotels, Restaurants & Leisure — 2.3%
Aramark	8,492	304,013
Booking Holdings, Inc.(1)	529	1,403,125
Chipotle Mexican Grill, Inc.(1)	415	708,940
Hilton Worldwide Holdings, Inc.	5,249	739,427
Penn Entertainment, Inc.(1)	8,333	247,157

		3,402,662

Household Durables — 0.9%
PulteGroup, Inc.	22,161	1,291,543

		1,291,543

Household Products — 1.9%
Procter & Gamble Co.	18,157	2,699,764

		2,699,764

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	5,911	141,864

		141,864

Industrial Conglomerates — 0.9%
General Electric Co.	2,847	272,173
Honeywell International, Inc.	5,682	1,085,944

		1,358,117

Insurance — 2.6%
AIA Group Ltd. (Hong Kong)	65,000	682,980
Assured Guaranty Ltd.	24,575	1,235,385
AXA SA (France)	26,202	801,174
Prudential PLC (United Kingdom)	74,090	1,013,277

		3,732,816

Interactive Media & Services — 5.5%
Alphabet, Inc., Class A(1)	49,624	5,147,497
Meta Platforms, Inc., Class A(1)	13,357	2,830,883

		7,978,380

Life Sciences Tools & Services — 2.1%
Bio-Rad Laboratories, Inc., Class A(1)	1,235	591,590
Danaher Corp.	3,827	964,557
Illumina, Inc.(1)	456	106,043
Thermo Fisher Scientific, Inc.	2,330	1,342,942

		3,005,132

Machinery — 1.6%
Deere & Co.	971	400,906
Ingersoll Rand, Inc.	10,784	627,413
Otis Worldwide Corp.	15,649	1,320,776

		2,349,095

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Media — 0.4%
Charter Communications, Inc., Class A(1)	1,446	$517,104

		517,104

Metals & Mining — 0.5%
Agnico Eagle Mines Ltd. (Canada)	11,050	563,333
Alamos Gold, Inc., Class A	16,637	203,471

		766,804

Multi-Utilities — 0.3%
Ameren Corp.	5,750	496,743

		496,743

Office REITs — 0.2%
Vornado Realty Trust	14,365	220,790

		220,790

Oil, Gas & Consumable Fuels — 5.0%
BP PLC (United Kingdom)	109,684	694,403
Cenovus Energy, Inc. (Canada)	90,190	1,573,570
ConocoPhillips	7,362	730,384
Exxon Mobil Corp.	31,047	3,404,614
Shell PLC (Netherlands)	30,825	882,695

		7,285,666

Passenger Airlines — 0.3%
Southwest Airlines Co.	13,196	429,398

		429,398

Pharmaceuticals — 3.6%
4Front Ventures Corp.(1)	591,108	105,513
Eli Lilly and Co.	3,876	1,331,096
Innoviva, Inc.(1)	47,196	530,955
Johnson & Johnson	8,866	1,374,230
Merck & Co., Inc.	13,526	1,439,031
Pfizer, Inc.	2,018	82,334
TerrAscend Corp.(1)	9,784	14,872
Zoetis, Inc.	1,940	322,894

		5,200,925

Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc.(1)	20,098	1,969,805
Broadcom, Inc.	2,653	1,702,006
NVIDIA Corp.	11,829	3,285,741
QUALCOMM, Inc.	11,561	1,474,952

		8,432,504

Software — 11.3%
Intuit, Inc.	3,320	1,480,156
Microsoft Corp.	30,945	8,921,443
Oracle Corp.	36,626	3,403,288
Salesforce, Inc.(1)	13,025	2,602,135

		16,407,022

Specialized REITs — 0.9%
American Tower Corp.	2,048	418,488
Gaming and Leisure Properties, Inc.	18,495	962,850

		1,381,338

Specialty Retail — 2.8%
CarMax, Inc.(1)	5,469	351,547
Home Depot, Inc.	9,333	2,754,355
O’Reilly Automotive, Inc.(1)	696	590,890
TJX Cos., Inc.	3,866	302,940

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Specialty Retail — (continued)
Warby Parker, Inc., Class A(1)	3,426	$36,281

		4,036,013

Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	43,908	7,240,429

		7,240,429

Textiles, Apparel & Luxury Goods — 0.8%
Levi Strauss & Co., Class A	9,901	180,495
Lululemon Athletica, Inc.(1)	692	252,020
NIKE, Inc., Class B	6,252	766,745

		1,199,260

Tobacco — 0.2%
Altria Group, Inc.	6,510	290,476

		290,476

Trading Companies & Distributors — 0.5%
United Rentals, Inc.	1,955	773,711

		773,711

Wireless Telecommunication Services — 1.3%
T-Mobile US, Inc.(1)	12,912	1,870,174

		1,870,174

Total Common Stocks (Cost $112,390,501)		144,457,803

	Principal Amount	Value

Repurchase Agreements — 0.9%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $1,286,935, due 4/3/2023(3)	$1,286,780	1,286,780

Total Repurchase Agreements (Cost $1,286,780)		1,286,780

Total Investments — 100.0% (Cost $113,677,281)		145,744,583

Liabilities in excess of other assets — (0.0)%		(68,480)

Total Net Assets — 100.0%		$145,676,103

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2023, the aggregate market value of these securities amounted to $281,002, representing 0.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$1,346,400	$1,312,582

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$140,102,272	$4,355,531	*	$—	$144,457,803
Repurchase Agreements	—	1,286,780		—	1,286,780

Total	$140,102,272	$5,642,311		$—	$145,744,583

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — 95.8%
Aerospace & Defense — 4.2%
Curtiss-Wright Corp.	6,239	$1,099,686
Raytheon Technologies Corp.	26,369	2,582,316
Textron, Inc.	30,816	2,176,534

		5,858,536

Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc.	8,759	964,541

		964,541

Automobile Components — 1.3%
BorgWarner, Inc.	37,850	1,858,814

		1,858,814

Banks — 7.0%
Bank OZK	32,180	1,100,556
JPMorgan Chase & Co.	37,235	4,852,093
Wells Fargo & Co.	101,797	3,805,172

		9,757,821

Biotechnology — 8.1%
Amgen, Inc.	17,519	4,235,218
Gilead Sciences, Inc.	39,985	3,317,555
Regeneron Pharmaceuticals, Inc.(1)	4,534	3,725,452

		11,278,225

Building Products — 0.8%
Builders FirstSource, Inc.(1)	11,936	1,059,678

		1,059,678

Capital Markets — 2.8%
Goldman Sachs Group, Inc.	4,951	1,619,522
Houlihan Lokey, Inc.	9,376	820,306
Nasdaq, Inc.	25,966	1,419,561

		3,859,389

Chemicals — 0.8%
Mosaic Co.	25,591	1,174,115

		1,174,115

Communications Equipment — 2.2%
Cisco Systems, Inc.	59,130	3,091,021

		3,091,021

Construction & Engineering — 1.2%
EMCOR Group, Inc.	10,512	1,709,146

		1,709,146

Consumer Staples Distribution & Retail — 3.1%
Kroger Co.	22,042	1,088,214
Target Corp.	19,846	3,287,093

		4,375,307

Distributors — 1.3%
LKQ Corp.	31,613	1,794,354

		1,794,354

Electric Utilities — 0.4%
IDACORP, Inc.	4,886	529,300

		529,300

Electrical Equipment — 2.3%
Acuity Brands, Inc.	3,602	658,194
Emerson Electric Co.	20,279	1,767,112

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Electrical Equipment — (continued)
nVent Electric PLC	17,879	$767,724

		3,193,030

Electronic Equipment, Instruments & Components — 1.9%
IPG Photonics Corp.(1)	6,211	765,878
Keysight Technologies, Inc.(1)	11,285	1,822,302

		2,588,180

Energy Equipment & Services — 0.9%
Helmerich & Payne, Inc.	34,343	1,227,762

		1,227,762

Financial Services — 9.6%
Berkshire Hathaway, Inc., Class B(1)	17,916	5,531,923
FleetCor Technologies, Inc.(1)	2,970	626,224
Mastercard, Inc., Class A	13,622	4,950,371
PayPal Holdings, Inc.(1)	30,291	2,300,299

		13,408,817

Food Products — 0.7%
Kraft Heinz Co.	25,842	999,310

		999,310

Ground Transportation — 1.4%
Knight-Swift Transportation Holdings, Inc.	35,703	2,020,076

		2,020,076

Health Care Providers & Services — 6.6%
Cigna Group	10,902	2,785,788
Elevance Health, Inc.	10,595	4,871,687
Quest Diagnostics, Inc.	11,319	1,601,412

		9,258,887

Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.(1)	318	843,467
Choice Hotels International, Inc.	11,033	1,292,957

		2,136,424

Household Durables — 0.6%
D.R. Horton, Inc.	8,617	841,795

		841,795

Insurance — 2.8%
American International Group, Inc.	26,796	1,349,447
Axis Capital Holdings Ltd.	24,220	1,320,474
MetLife, Inc.	20,846	1,207,817

		3,877,738

Interactive Media & Services — 2.4%
Alphabet, Inc., Class C(1)	32,252	3,354,208

		3,354,208

IT Services — 2.0%
Accenture PLC, Class A	5,940	1,697,711
Cognizant Technology Solutions Corp., Class A	17,376	1,058,720

		2,756,431

Life Sciences Tools & Services — 0.7%
PerkinElmer, Inc.	7,105	946,812

		946,812

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — 2.9%
Middleby Corp.(1)	6,118	$896,960
PACCAR, Inc.	26,019	1,904,591
Westinghouse Air Brake Technologies Corp.	13,081	1,321,966

		4,123,517

Media — 2.5%
Comcast Corp., Class A	90,720	3,439,195

		3,439,195

Metals & Mining — 0.9%
BHP Group Ltd., ADR	19,485	1,235,544

		1,235,544

Oil, Gas & Consumable Fuels — 5.5%
Chevron Corp.	13,943	2,274,940
ConocoPhillips	18,390	1,824,472
EOG Resources, Inc.	13,820	1,584,186
Phillips 66	19,866	2,014,015

		7,697,613

Passenger Airlines — 0.7%
Alaska Air Group, Inc.(1)	23,553	988,284

		988,284

Pharmaceuticals — 2.9%
Roche Holding AG, ADR	112,952	4,050,459

		4,050,459

Professional Services — 2.7%
Leidos Holdings, Inc.	5,935	546,376
Maximus, Inc.	19,792	1,557,630
Robert Half International, Inc.	21,273	1,713,966

		3,817,972

Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A(1)	16,108	1,172,823

		1,172,823

Semiconductors & Semiconductor Equipment — 1.7%
NXP Semiconductors NV	6,685	1,246,585
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,490	1,161,820

		2,408,405

Specialized REITs — 1.6%
Weyerhaeuser Co.	74,050	2,231,127

		2,231,127

Specialty Retail — 2.1%
Lowe’s Cos., Inc.	10,079	2,015,498
Ulta Beauty, Inc.(1)	1,717	936,915

		2,952,413

Tobacco — 3.8%
Philip Morris International, Inc.	54,935	5,342,429

		5,342,429

Trading Companies & Distributors — 0.4%
MSC Industrial Direct Co., Inc., Class A	5,943	499,212

		499,212

Total Common Stocks (Cost $111,495,722)		133,878,710

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Repurchase Agreements — 4.1%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $5,676,672, due 4/3/2023(2)	$5,675,991	$5,675,991

Total Repurchase Agreements (Cost $5,675,991)		5,675,991

Total Investments — 99.9% (Cost $117,171,713)		139,554,701

Assets in excess of other liabilities — 0.1%		137,035

Total Net Assets — 100.0%		$139,691,736

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$5,938,700	$5,789,538

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$133,878,710	$—	$—	$133,878,710
Repurchase Agreements	—	5,675,991	—	5,675,991

Total	$133,878,710	$5,675,991	$—	$139,554,701

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — 99.1%
Aerospace & Defense — 1.6%
Raytheon Technologies Corp.	58,672	$5,745,749

		5,745,749

Automobiles — 1.2%
Ford Motor Co.	205,639	2,591,051
Tesla, Inc.(1)	7,837	1,625,864

		4,216,915

Banks — 3.6%
Bank of America Corp.	179,863	5,144,082
JPMorgan Chase & Co.	61,968	8,075,050

		13,219,132

Beverages — 2.8%
Constellation Brands, Inc., Class A	22,144	5,002,108
Monster Beverage Corp.(1)	99,434	5,370,431

		10,372,539

Biotechnology — 2.6%
Regeneron Pharmaceuticals, Inc.(1)	5,303	4,357,316
Vertex Pharmaceuticals, Inc.(1)	16,876	5,317,121

		9,674,437

Broadline Retail — 3.8%
Amazon.com, Inc.(1)	134,157	13,857,077

		13,857,077

Building Products — 2.0%
Fortune Brands Innovations, Inc.	49,315	2,896,270
Johnson Controls International PLC	75,815	4,565,579

		7,461,849

Capital Markets — 1.7%
Morgan Stanley	70,068	6,151,970

		6,151,970

Chemicals — 2.5%
PPG Industries, Inc.	33,656	4,495,769
Sherwin-Williams Co.	21,456	4,822,665

		9,318,434

Communications Equipment — 0.7%
F5, Inc.(1)	16,944	2,468,571

		2,468,571

Consumer Finance — 1.2%
American Express Co.	27,594	4,551,630

		4,551,630

Electric Utilities — 2.8%
American Electric Power Co., Inc.	33,763	3,072,095
Duke Energy Corp.	46,089	4,446,206
Eversource Energy	35,465	2,775,491

		10,293,792

Electrical Equipment — 1.3%
AMETEK, Inc.	32,838	4,772,347

		4,772,347

Electronic Equipment, Instruments & Components — 2.0%
CDW Corp.	22,458	4,376,840
Corning, Inc.	78,327	2,763,376

		7,140,216

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Energy Equipment & Services — 0.6%
Schlumberger NV	47,838	$2,348,846

		2,348,846

Entertainment — 1.4%
Walt Disney Co.(1)	51,053	5,111,937

		5,111,937

Financial Services — 2.5%
Global Payments, Inc.	25,595	2,693,618
Mastercard, Inc., Class A	17,796	6,467,244

		9,160,862

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	41,866	4,239,351
Becton Dickinson and Co.	17,199	4,257,440
Hologic, Inc.(1)	47,381	3,823,647

		12,320,438

Health Care Providers & Services — 2.7%
UnitedHealth Group, Inc.	21,019	9,933,369

		9,933,369

Hotels, Restaurants & Leisure — 3.1%
Airbnb, Inc., Class A(1)	19,514	2,427,542
Marriott International, Inc., Class A	21,535	3,575,671
McDonald’s Corp.	19,479	5,446,523

		11,449,736

Household Products — 3.6%
Colgate-Palmolive Co.	63,766	4,792,015
Procter & Gamble Co.	56,516	8,403,364

		13,195,379

Industrial REITs — 1.3%
Prologis, Inc.	37,789	4,714,934

		4,714,934

Insurance — 2.7%
Chubb Ltd.	22,940	4,454,489
Progressive Corp.	36,638	5,241,433

		9,695,922

Interactive Media & Services — 6.1%
Alphabet, Inc., Class A(1)	131,962	13,688,418
Alphabet, Inc., Class C(1)	43,315	4,504,760
Meta Platforms, Inc., Class A(1)	20,055	4,250,457

		22,443,635

IT Services — 0.9%
GoDaddy, Inc., Class A(1)	44,177	3,433,436

		3,433,436

Life Sciences Tools & Services — 2.8%
Danaher Corp.	17,812	4,489,336
Thermo Fisher Scientific, Inc.	10,070	5,804,046

		10,293,382

Machinery — 3.7%
Deere & Co.	13,665	5,642,005
Illinois Tool Works, Inc.	18,023	4,387,699
Nordson Corp.	16,352	3,634,396

		13,664,100

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 2.9%
ConocoPhillips	26,381	$2,617,259
EOG Resources, Inc.	36,162	4,145,250
Pioneer Natural Resources Co.	19,199	3,921,204

		10,683,713

Pharmaceuticals — 3.4%
Eli Lilly and Co.	19,222	6,601,219
Pfizer, Inc.	140,298	5,724,159

		12,325,378

Professional Services — 0.7%
Leidos Holdings, Inc.	25,726	2,368,336

		2,368,336

Residential REITs — 0.7%
AvalonBay Communities, Inc.	15,565	2,615,854

		2,615,854

Semiconductors & Semiconductor Equipment — 6.9%
Advanced Micro Devices, Inc.(1)	44,615	4,372,716
KLA Corp.	8,257	3,295,947
Marvell Technology, Inc.	60,650	2,626,145
NVIDIA Corp.	8,310	2,308,269
QUALCOMM, Inc.	32,904	4,197,892
SolarEdge Technologies, Inc.(1)	7,816	2,375,673
Texas Instruments, Inc.	33,416	6,215,710

		25,392,352

Software — 10.2%
Microsoft Corp.	89,130	25,696,179
Palo Alto Networks, Inc.(1)	19,491	3,893,132
Salesforce, Inc.(1)	23,119	4,618,714
Workday, Inc., Class A(1)	15,165	3,132,179

		37,340,204

Specialty Retail — 1.5%
TJX Cos., Inc.	68,458	5,364,369

		5,364,369

Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	129,662	21,381,264
NetApp, Inc.	44,692	2,853,584

		24,234,848

Textiles, Apparel & Luxury Goods — 1.6%
NIKE, Inc., Class B	48,558	5,955,153

		5,955,153

Total Common Stocks (Cost $381,278,052)		363,290,841

	Principal Amount	Value
Repurchase Agreements — 1.3%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $4,790,871, due 4/3/2023(2)	$4,790,296	4,790,296

Total Repurchase Agreements (Cost $4,790,296)		4,790,296

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2023 (unaudited)	Value

Total Investments — 100.4% (Cost $386,068,348)	$368,081,137

Liabilities in excess of other assets — (0.4)%	(1,380,776)

Total Net Assets — 100.0%	$366,700,361

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$5,012,000	$4,886,114

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$363,290,841	$—	$—	$363,290,841
Repurchase Agreements	—	4,790,296	—	4,790,296

Total	$363,290,841	$4,790,296	$—	$368,081,137

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — 97.1%
Australia — 1.3%
IDP Education Ltd.	25,522	$468,283
Woodside Energy Group Ltd.	46,125	1,039,298

		1,507,581

Cayman Islands — 0.7%
Tencent Holdings Ltd.	16,000	781,814

		781,814

Denmark — 6.9%
Coloplast A/S, Class B	8,538	1,123,796
Genmab A/S(1)	3,031	1,144,499
Novo Nordisk A/S, Class B	34,967	5,549,004

		7,817,299

France — 16.3%
Air Liquide SA	12,008	2,011,693
Capgemini SE	7,332	1,363,797
L’Oreal SA	6,684	2,990,434
LVMH Moet Hennessy Louis Vuitton SE	6,118	5,606,888
Safran SA	15,167	2,252,386
Schneider Electric SE	12,919	2,159,656
Vinci SA	17,967	2,061,705

		18,446,559

Germany — 5.9%
adidas AG	6,608	1,166,716
Delivery Hero SE(1)(2)	12,914	439,389
Deutsche Boerse AG	11,520	2,242,040
Deutsche Telekom AG (Reg S)	82,950	2,009,124
Zalando SE(1)(2)	19,641	821,959

		6,679,228

Hong Kong — 2.6%
AIA Group Ltd.	281,800	2,960,980

		2,960,980

India — 1.3%
HDFC Bank Ltd., ADR	22,352	1,490,208

		1,490,208

Ireland — 1.6%
Linde PLC	5,177	1,818,757

		1,818,757

Italy — 0.5%
FinecoBank SpA	36,769	565,433

		565,433

Japan — 16.8%
Ajinomoto Co., Inc.	31,700	1,103,154
Daikin Industries Ltd.	10,600	1,900,444
Hoya Corp.	19,700	2,178,489
Keyence Corp.	6,500	3,186,733
Recruit Holdings Co. Ltd.	55,700	1,543,870
Shimano, Inc.	5,500	954,132
Shin-Etsu Chemical Co. Ltd.	68,000	2,205,550
Sony Group Corp.	34,900	3,172,906
Tokio Marine Holdings, Inc.	61,100	1,178,081
Tokyo Electron Ltd.	13,500	1,650,670

		19,074,029

Netherlands — 8.6%
Adyen NV(1)(2)	625	991,010
Argenx SE(1)	2,502	929,171

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Netherlands — (continued)
ASML Holding NV	8,123	$5,550,405
Ferrari NV	2,419	655,159
Wolters Kluwer NV	12,602	1,590,234

		9,715,979

Singapore — 1.5%
DBS Group Holdings Ltd.	68,900	1,712,317

		1,712,317

Spain — 1.0%
Iberdrola SA	94,885	1,181,913

		1,181,913

Sweden — 3.6%
Atlas Copco AB, Class A	147,839	1,874,378
Epiroc AB, Class A	57,849	1,148,668
Evolution AB(2)	7,602	1,020,014

		4,043,060

Switzerland — 11.2%
Lonza Group AG (Reg S)	2,535	1,524,714
Nestle SA (Reg S)	50,288	6,138,999
Roche Holding AG	14,416	4,125,677
Straumann Holding AG (Reg S)	6,071	910,458

		12,699,848

Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,033	1,119,310

		1,119,310

United Kingdom — 15.5%
3i Group PLC	46,117	961,618
Allfunds Group PLC	70,594	468,266
Anglo American PLC	29,845	987,795
AstraZeneca PLC	29,615	4,110,564
Diageo PLC	71,281	3,181,298
Ferguson PLC	6,068	800,765
InterContinental Hotels Group PLC	14,886	978,135
London Stock Exchange Group PLC	20,709	2,012,588
Oxford Nanopore Technologies PLC(1)	81,261	223,961
RELX PLC	87,736	2,841,071
Spirax-Sarco Engineering PLC	7,206	1,057,505

		17,623,566

United States — 0.8%
MercadoLibre, Inc.(1)	690	909,461

		909,461

Total Common Stocks (Cost $85,526,383)		110,147,342

Preferred Stocks — 0.6%
Germany — 0.6%
Sartorius AG, 0.37%	1,605	673,655

Total Preferred Stocks (Cost $555,099)		673,655

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Repurchase Agreements — 1.1%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $1,242,562, due 4/3/2023(3)	$1,242,413	$1,242,413

Total Repurchase Agreements (Cost $1,242,413)		1,242,413

Total Investments — 98.8% (Cost $87,323,895)		112,063,410

Assets in excess of other liabilities — 1.2%		1,358,520

Total Net Assets — 100.0%		$113,421,930

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2023, the aggregate market value of these securities amounted to $3,272,372, representing 2.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$1,300,000	$1,267,348

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$1,507,581	*	$—	$1,507,581
Cayman Islands	—	781,814	*	—	781,814
Denmark	—	7,817,299	*	—	7,817,299
France	—	18,446,559	*	—	18,446,559
Germany	—	6,679,228	*	—	6,679,228
Hong Kong	—	2,960,980	*	—	2,960,980
India	1,490,208	—		—	1,490,208
Ireland	—	1,818,757	*	—	1,818,757
Italy	—	565,433	*	—	565,433
Japan	—	19,074,029	*	—	19,074,029
Netherlands	—	9,715,979	*	—	9,715,979
Singapore	—	1,712,317	*	—	1,712,317
Spain	—	1,181,913	*	—	1,181,913
Sweden	—	4,043,060	*	—	4,043,060
Switzerland	—	12,699,848	*	—	12,699,848
Taiwan	1,119,310	—		—	1,119,310
United Kingdom	—	17,623,566	*	—	17,623,566
United States	909,461	—		—	909,461
Preferred Stocks
Germany	—	673,655	*	—	673,655
Repurchase Agreements	—	1,242,413		—	1,242,413

Total	$3,518,979	$108,544,431		$—	$112,063,410

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — 98.8%
Australia — 1.3%
Rio Tinto Ltd.	49,481	$3,984,079

		3,984,079

Austria — 1.0%
Erste Group Bank AG	96,978	3,207,698

		3,207,698

Belgium — 1.0%
UCB SA	35,480	3,172,619

		3,172,619

Brazil — 0.4%
B3 SA - Brasil Bolsa Balcao	588,050	1,200,824

		1,200,824

Canada — 1.7%
Canadian National Railway Co.	20,324	2,398,127
Toronto-Dominion Bank	49,610	2,971,461

		5,369,588

Cayman Islands — 1.1%
Alibaba Group Holding Ltd.(1)	139,600	1,775,392
Tencent Holdings Ltd.	32,900	1,607,604

		3,382,996

Denmark — 3.5%
Novo Nordisk A/S, Class B	42,549	6,752,211
Vestas Wind Systems A/S	153,134	4,436,765

		11,188,976

France — 8.2%
Carrefour SA	129,875	2,625,528
EssilorLuxottica SA	24,906	4,496,190
Legrand SA	24,502	2,241,182
Sanofi	58,849	6,408,782
Schneider Electric SE	32,364	5,410,256
TotalEnergies SE	84,135	4,964,197

		26,146,135

Germany — 8.0%
Bayer AG (Reg S)	27,249	1,735,653
Bayerische Motoren Werke AG	37,737	4,131,890
Infineon Technologies AG	96,318	3,936,958
Merck KGaA	10,167	1,890,252
SAP SE	50,548	6,358,797
Siemens AG (Reg S)	37,892	6,133,530
Zalando SE(1)(2)	29,285	1,225,553

		25,412,633

Hong Kong — 3.0%
AIA Group Ltd.	496,600	5,217,965
BOC Hong Kong Holdings Ltd.	956,000	2,971,048
Techtronic Industries Co. Ltd.	133,000	1,452,035

		9,641,048

India — 1.0%
HDFC Bank Ltd., ADR	46,570	3,104,822

		3,104,822

Indonesia — 0.7%
Bank Central Asia Tbk PT	3,677,100	2,148,530

		2,148,530

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Ireland — 0.7%
Linde PLC	6,241	$2,218,301

		2,218,301

Israel — 0.7%
Nice Ltd., ADR(1)	10,138	2,320,487

		2,320,487

Italy — 1.0%
FinecoBank SpA	214,856	3,304,051

		3,304,051

Japan — 19.0%
Bridgestone Corp.	114,200	4,639,237
Daikin Industries Ltd.	22,800	4,087,748
Disco Corp.	21,900	2,547,988
FUJIFILM Holdings Corp.	30,300	1,539,209
Hitachi Ltd.	60,500	3,325,505
KDDI Corp.	137,400	4,243,121
Keyence Corp.	6,900	3,382,839
Kubota Corp.	186,700	2,828,132
Makita Corp.	53,700	1,335,764
MISUMI Group, Inc.	80,800	2,032,818
Mitsubishi UFJ Financial Group, Inc.	1,002,200	6,430,319
Murata Manufacturing Co. Ltd.	40,600	2,479,192
Nabtesco Corp.	37,100	911,578
Recruit Holdings Co. Ltd.	47,800	1,324,901
Sekisui Chemical Co. Ltd.	163,400	2,317,938
SMC Corp.	7,400	3,923,456
Sony Group Corp.	57,500	5,227,568
Terumo Corp.	93,300	2,518,771
Tokio Marine Holdings, Inc.	112,400	2,167,207
Toyota Motor Corp.	230,900	3,286,911

		60,550,202

Netherlands — 4.8%
Aalberts NV	36,279	1,711,424
Adyen NV(1)(2)	1,134	1,798,089
Akzo Nobel NV	39,093	3,051,296
ASML Holding NV	8,445	5,770,425
Universal Music Group NV	114,891	2,904,332

		15,235,566

Norway — 1.4%
DNB Bank ASA	168,189	3,016,855
Norsk Hydro ASA	197,535	1,477,193

		4,494,048

Republic of Korea — 2.2%
Samsung Electronics Co. Ltd.	85,942	4,261,719
Samsung SDI Co. Ltd.	4,808	2,740,278

		7,001,997

Spain — 3.8%
Banco Bilbao Vizcaya Argentaria SA	682,893	4,878,748
CaixaBank SA	656,612	2,556,282
Iberdrola SA	375,544	4,677,876

		12,112,906

Sweden — 2.4%
Nibe Industrier AB, Class B	78,442	894,542
Sandvik AB	176,666	3,754,398
Svenska Handelsbanken AB, Class A	333,101	2,883,141

		7,532,081

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Switzerland — 8.9%
Alcon, Inc.	31,136	$2,209,142
Chocoladefabriken Lindt & Spruengli AG	186	2,200,540
Cie Financiere Richemont SA (Reg S), Class A	8,548	1,370,252
Lonza Group AG (Reg S)	5,865	3,527,593
Nestle SA (Reg S)	64,524	7,876,884
On Holding AG, Class A(1)	67,967	2,109,016
Roche Holding AG	26,327	7,534,455
Sika AG (Reg S)	5,716	1,604,402

		28,432,284

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	28,204	2,623,536

		2,623,536

United Kingdom — 19.3%
Antofagasta PLC	92,877	1,817,407
AstraZeneca PLC	52,239	7,250,777
Bunzl PLC	59,682	2,255,166
Burberry Group PLC	120,354	3,851,055
Diageo PLC	81,593	3,641,527
GSK PLC	68,326	1,218,619
HSBC Holdings PLC	738,747	5,029,442
Kingfisher PLC	440,002	1,421,696
National Grid PLC	266,741	3,620,645
Prudential PLC	247,122	3,379,712
Reckitt Benckiser Group PLC	56,201	4,269,845
RELX PLC	123,436	3,995,915
Shell PLC	303,161	8,714,914
SSE PLC	165,407	3,684,368
Unilever PLC	110,096	5,703,835
Whitbread PLC	38,984	1,440,008

		61,294,931

United States — 2.9%
Booking Holdings, Inc.(1)	1,758	4,662,937
Liberty Media Corp-Liberty Formula One, Class C(1)	23,096	1,728,273
Lululemon Athletica, Inc.(1)	4,662	1,697,854
MercadoLibre, Inc.(1)	953	1,256,111

		9,345,175

Total Common Stocks (Cost $320,663,228)		314,425,513

Preferred Stocks — 0.7%
Germany — 0.7%
Dr. Ing. h.c. F. Porsche AG(1)	17,533	2,243,953

Total Preferred Stocks (Cost $1,416,269)		2,243,953

Total Investments — 99.5% (Cost $322,079,497)		316,669,466

Assets in excess of other liabilities — 0.5%		1,527,196

Total Net Assets — 100.0%		$318,196,662

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2023, the aggregate market value of these securities amounted to $3,023,642, representing 1.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$3,984,079	*	$—	$3,984,079
Austria	—	3,207,698	*	—	3,207,698
Belgium	—	3,172,619	*	—	3,172,619
Brazil	1,200,824	—		—	1,200,824
Canada	5,369,588	—		—	5,369,588
Cayman Islands	—	3,382,996	*	—	3,382,996
Denmark	—	11,188,976	*	—	11,188,976
France	—	26,146,135	*	—	26,146,135
Germany	—	25,412,633	*	—	25,412,633
Hong Kong	—	9,641,048	*	—	9,641,048
India	3,104,822	—		—	3,104,822
Indonesia	—	2,148,530	*	—	2,148,530
Ireland	2,218,301	—		—	2,218,301
Israel	2,320,487	—		—	2,320,487
Italy	—	3,304,051	*	—	3,304,051
Japan	—	60,550,202	*	—	60,550,202
Netherlands	—	15,235,566	*	—	15,235,566
Norway	—	4,494,048	*	—	4,494,048
Republic of Korea	—	7,001,997	*	—	7,001,997
Spain	—	12,112,906	*	—	12,112,906
Sweden	—	7,532,081	*	—	7,532,081
Switzerland	2,109,016	26,323,268	*	—	28,432,284
Taiwan	2,623,536	—		—	2,623,536
United Kingdom	—	61,294,931	*	—	61,294,931
United States	9,345,175	—		—	9,345,175
Preferred Stocks
Germany	—	2,243,953	*	—	2,243,953

Total	$28,291,749	$288,377,717		$—	$316,669,466

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — 99.0%
Aerospace & Defense — 1.1%
Raytheon Technologies Corp.	54,401	$5,327,490

		5,327,490

Automobiles — 1.5%
Tesla, Inc.(1)	34,144	7,083,514

		7,083,514

Beverages — 2.7%
Constellation Brands, Inc., Class A	26,896	6,075,537
Monster Beverage Corp.(1)	128,260	6,927,323

		13,002,860

Biotechnology — 2.6%
Regeneron Pharmaceuticals, Inc.(1)	5,036	4,137,930
United Therapeutics Corp.(1)	8,440	1,890,223
Vertex Pharmaceuticals, Inc.(1)	19,558	6,162,139

		12,190,292

Broadline Retail — 5.7%
Amazon.com, Inc.(1)	263,045	27,169,918

		27,169,918

Building Products — 2.3%
Builders FirstSource, Inc.(1)	28,206	2,504,129
Fortune Brands Innovations, Inc.	56,161	3,298,335
Johnson Controls International PLC	86,481	5,207,886

		11,010,350

Capital Markets — 2.6%
Ares Management Corp., Class A	39,907	3,329,840
Morgan Stanley	52,535	4,612,573
S&P Global, Inc.	12,231	4,216,882

		12,159,295

Chemicals — 1.9%
Albemarle Corp.	9,523	2,104,964
PPG Industries, Inc.	16,912	2,259,105
Sherwin-Williams Co.	21,616	4,858,628

		9,222,697

Consumer Finance — 1.0%
American Express Co.	27,286	4,500,826

		4,500,826

Electronic Equipment, Instruments & Components — 3.5%
Amphenol Corp., Class A	82,660	6,754,975
CDW Corp.	28,827	5,618,094
Jabil, Inc.	47,148	4,156,568

		16,529,637

Energy Equipment & Services — 0.4%
Schlumberger NV	43,129	2,117,634

		2,117,634

Entertainment — 0.9%
Walt Disney Co.(1)	43,584	4,364,066

		4,364,066

Financial Services — 5.7%
Block, Inc.(1)	39,175	2,689,364
FleetCor Technologies, Inc.(1)	24,609	5,188,808
Global Payments, Inc.	35,231	3,707,710

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — (continued)
Mastercard, Inc., Class A	43,096	$15,661,517

		27,247,399

Health Care Equipment & Supplies — 2.6%
Align Technology, Inc.(1)	8,460	2,826,824
Dexcom, Inc.(1)	23,959	2,783,557
Edwards Lifesciences Corp.(1)	48,019	3,972,612
Teleflex, Inc.	11,545	2,924,464

		12,507,457

Health Care Providers & Services — 2.9%
UnitedHealth Group, Inc.	28,984	13,697,548

		13,697,548

Health Care Technology — 0.7%
Veeva Systems, Inc., Class A(1)	17,714	3,255,656

		3,255,656

Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class A(1)	36,737	4,570,083
Chipotle Mexican Grill, Inc.(1)	4,084	6,976,656

		11,546,739

Industrial REITs — 1.7%
Prologis, Inc.	35,272	4,400,887
Rexford Industrial Realty, Inc.	59,984	3,578,046

		7,978,933

Interactive Media & Services — 6.4%
Alphabet, Inc., Class A(1)	211,124	21,899,893
Meta Platforms, Inc., Class A(1)	25,975	5,505,141
ZoomInfo Technologies, Inc.(1)	113,696	2,809,428

		30,214,462

IT Services — 0.5%
GoDaddy, Inc., Class A(1)	31,065	2,414,372

		2,414,372

Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	11,789	6,794,826

		6,794,826

Machinery — 3.8%
Deere & Co.	20,745	8,565,195
Ingersoll Rand, Inc.	67,090	3,903,296
Nordson Corp.	25,372	5,639,181

		18,107,672

Oil, Gas & Consumable Fuels — 0.8%
Pioneer Natural Resources Co.	18,906	3,861,361

		3,861,361

Personal Care Products — 1.7%
Estee Lauder Cos., Inc., Class A	31,913	7,865,278

		7,865,278

Pharmaceuticals — 2.2%
Eli Lilly and Co.	29,940	10,281,995

		10,281,995

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — 8.8%
Advanced Micro Devices, Inc.(1)	78,130	$7,657,521
KLA Corp.	13,985	5,582,393
Marvell Technology, Inc.	61,987	2,684,037
NVIDIA Corp.	50,199	13,943,776
SolarEdge Technologies, Inc.(1)	9,903	3,010,017
Texas Instruments, Inc.	48,491	9,019,811

		41,897,555

Software — 16.4%
Microsoft Corp.	158,364	45,656,341
Palo Alto Networks, Inc.(1)	39,893	7,968,228
Paycom Software, Inc.(1)	13,536	4,115,079
Salesforce, Inc.(1)	32,597	6,512,229
ServiceNow, Inc.(1)	16,910	7,858,415
Workday, Inc., Class A(1)	28,314	5,847,974

		77,958,266

Specialty Retail — 1.4%
TJX Cos., Inc.	84,503	6,621,655

		6,621,655

Technology Hardware, Storage & Peripherals — 9.8%
Apple, Inc.	281,022	46,340,528

		46,340,528

Textiles, Apparel & Luxury Goods — 3.6%
Lululemon Athletica, Inc.(1)	19,907	7,249,930
NIKE, Inc., Class B	79,173	9,709,777

		16,959,707

Total Common Stocks (Cost $370,624,158)		470,229,988

	Principal Amount	Value
Repurchase Agreements — 1.1%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $5,363,591, due 4/3/2023(2)	$5,362,948	5,362,948

Total Repurchase Agreements (Cost $5,362,948)		5,362,948

Total Investments — 100.1% (Cost $375,987,106)		475,592,936

Liabilities in excess of other assets — (0.1)%		(528,795)

Total Net Assets — 100.0%		$475,064,141

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$5,611,200	$5,470,263

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$470,229,988	$—	$—	$470,229,988
Repurchase Agreements	—	5,362,948	—	5,362,948

Total	$470,229,988	$5,362,948	$—	$475,592,936

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — 97.2%
Aerospace & Defense — 2.5%
General Dynamics Corp.	8,619	$1,966,942
Howmet Aerospace, Inc.	43,924	1,861,060

		3,828,002

Banks — 6.9%
Bank of America Corp.	57,690	1,649,934
JPMorgan Chase & Co.	40,636	5,295,277
Truist Financial Corp.	13,239	451,450
Wells Fargo & Co.	81,782	3,057,011

		10,453,672

Beverages — 3.1%
Coca-Cola Europacific Partners PLC	27,757	1,642,937
Keurig Dr Pepper, Inc.	87,664	3,092,786

		4,735,723

Biotechnology — 1.5%
AbbVie, Inc.	6,682	1,064,911
Amgen, Inc.	5,015	1,212,376

		2,277,287

Building Products — 1.1%
Allegion PLC	8,109	865,474
Masco Corp.	17,484	869,304

		1,734,778

Capital Markets — 2.3%
Ares Management Corp., Class A	7,363	614,368
Goldman Sachs Group, Inc.	5,954	1,947,613
Intercontinental Exchange, Inc.	8,934	931,727

		3,493,708

Chemicals — 3.3%
Axalta Coating Systems Ltd.(1)	38,594	1,169,013
Corteva, Inc.	12,965	781,919
DuPont de Nemours, Inc.	29,008	2,081,904
Olin Corp.	17,044	945,942

		4,978,778

Communications Equipment — 2.7%
Cisco Systems, Inc.	77,697	4,061,611

		4,061,611

Construction Materials — 0.9%
CRH PLC, ADR	26,719	1,359,196

		1,359,196

Consumer Finance — 0.5%
Discover Financial Services	7,909	781,726

		781,726

Consumer Staples Distribution & Retail — 3.5%
Kroger Co.	23,461	1,158,270
US Foods Holding Corp.(1)	43,752	1,616,199
Walmart, Inc.	17,678	2,606,621

		5,381,090

Distributors — 1.0%
LKQ Corp.	26,840	1,523,438

		1,523,438

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Electric Utilities — 1.0%
FirstEnergy Corp.	39,311	$1,574,799

		1,574,799

Electrical Equipment — 1.0%
Eaton Corp. PLC	8,795	1,506,935

		1,506,935

Energy Equipment & Services — 2.7%
Halliburton Co.	52,631	1,665,245
Schlumberger NV	48,632	2,387,831

		4,053,076

Entertainment — 2.1%
Activision Blizzard, Inc.	37,354	3,197,129

		3,197,129

Financial Services — 5.0%
Berkshire Hathaway, Inc., Class B(1)	17,661	5,453,187
FleetCor Technologies, Inc.(1)	7,296	1,538,362
Global Payments, Inc.	5,435	571,979

		7,563,528

Health Care Providers & Services — 7.9%
AmerisourceBergen Corp.	11,689	1,871,526
Centene Corp.(1)	24,089	1,522,666
Cigna Group	9,626	2,459,732
CVS Health Corp.	30,725	2,283,175
McKesson Corp.	2,592	922,881
UnitedHealth Group, Inc.	6,223	2,940,927

		12,000,907

Hotels, Restaurants & Leisure — 0.9%
Booking Holdings, Inc.(1)	534	1,416,387

		1,416,387

Household Durables — 1.4%
Mohawk Industries, Inc.(1)	8,006	802,361
Sony Group Corp., ADR	15,039	1,363,286

		2,165,647

Insurance — 3.1%
Allstate Corp.	5,115	566,793
Aon PLC, Class A	2,747	866,102
Arthur J Gallagher & Co.	6,395	1,223,427
Chubb Ltd.	8,355	1,622,374
Everest Re Group Ltd.	1,174	420,316

		4,699,012

Interactive Media & Services — 3.3%
Alphabet, Inc., Class A(1)	48,136	4,993,147

		4,993,147

IT Services — 0.8%
Cognizant Technology Solutions Corp., Class A	19,384	1,181,067

		1,181,067

Life Sciences Tools & Services — 1.7%
Avantor, Inc.(1)	49,916	1,055,224
ICON PLC(1)	7,407	1,582,061

		2,637,285

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — 5.0%
Caterpillar, Inc.	6,010	$1,375,328
Deere & Co.	5,026	2,075,135
Dover Corp.	5,555	844,027
Fortive Corp.	20,018	1,364,627
Otis Worldwide Corp.	11,573	976,761
Westinghouse Air Brake Technologies Corp.	10,053	1,015,956

		7,651,834

Multi-Utilities — 1.0%
CenterPoint Energy, Inc.	50,468	1,486,787

		1,486,787

Oil, Gas & Consumable Fuels — 8.7%
BP PLC, ADR	39,637	1,503,828
Canadian Natural Resources Ltd.	38,486	2,130,200
Cenovus Energy, Inc.	107,548	1,877,788
ConocoPhillips	15,171	1,505,115
Devon Energy Corp.	9,451	478,315
Marathon Petroleum Corp.	24,415	3,291,874
Peabody Energy Corp.(1)	29,491	754,970
Pioneer Natural Resources Co.	8,393	1,714,186

		13,256,276

Pharmaceuticals — 9.0%
Bristol Myers Squibb Co.	68,429	4,742,814
Johnson & Johnson	29,871	4,630,005
Sanofi, ADR	81,357	4,427,448

		13,800,267

Professional Services — 1.5%
Leidos Holdings, Inc.	12,626	1,162,350
SS&C Technologies Holdings, Inc.	21,226	1,198,632

		2,360,982

Semiconductors & Semiconductor Equipment — 6.6%
Advanced Micro Devices, Inc.(1)	14,562	1,427,222
Applied Materials, Inc.	15,990	1,964,052
Lam Research Corp.	1,776	941,493
Microchip Technology, Inc.	19,441	1,628,767
Micron Technology, Inc.	24,901	1,502,526
NXP Semiconductors NV	1,724	321,483
QUALCOMM, Inc.	18,192	2,320,935

		10,106,478

Specialty Retail — 2.5%
AutoZone, Inc.(1)	1,527	3,753,595

		3,753,595

Trading Companies & Distributors — 1.6%
United Rentals, Inc.	6,186	2,448,171

		2,448,171

Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.(1)	12,003	1,738,514

		1,738,514

Total Common Stocks (Cost $119,132,302)		148,200,832

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Repurchase Agreements — 3.2%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $4,893,821, due 4/3/2023(2)	$4,893,234	$4,893,234

Total Repurchase Agreements (Cost $4,893,234)		4,893,234

Total Investments — 100.4% (Cost $124,025,536)		153,094,066

Liabilities in excess of other assets — (0.4)%		(538,964)

Total Net Assets — 100.0%		$152,555,102

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$5,119,700	$4,991,109

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$148,200,832	$—	$—	$148,200,832
Repurchase Agreements	—	4,893,234	—	4,893,234

Total	$148,200,832	$4,893,234	$—	$153,094,066

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — 98.4%
Aerospace & Defense — 2.3%
Raytheon Technologies Corp.	64,020	$6,269,479

		6,269,479

Air Freight & Logistics — 2.1%
United Parcel Service, Inc., Class B	29,256	5,675,371

		5,675,371

Automobile Components — 1.4%
Aptiv PLC(1)	33,874	3,800,324

		3,800,324

Automobiles — 0.9%
Tesla, Inc.(1)	11,200	2,323,552

		2,323,552

Beverages — 2.6%
Monster Beverage Corp.(1)	130,380	7,041,824

		7,041,824

Broadline Retail — 6.4%
Amazon.com, Inc.(1)	165,300	17,073,837

		17,073,837

Capital Markets — 2.5%
S&P Global, Inc.	19,423	6,696,468

		6,696,468

Chemicals — 1.4%
Sherwin-Williams Co.	16,500	3,708,705

		3,708,705

Electric Utilities — 1.0%
NextEra Energy, Inc.	34,600	2,666,968

		2,666,968

Electrical Equipment — 2.5%
Eaton Corp. PLC	38,640	6,620,578

		6,620,578

Entertainment — 4.0%
Netflix, Inc.(1)	23,500	8,118,780
Sea Ltd., ADR(1)	28,660	2,480,523

		10,599,303

Financial Services — 7.2%
PayPal Holdings, Inc.(1)	61,515	4,671,449
Visa, Inc., Class A	64,887	14,629,423

		19,300,872

Ground Transportation — 1.6%
Uber Technologies, Inc.(1)	131,582	4,171,149

		4,171,149

Health Care Equipment & Supplies — 7.8%
Alcon, Inc.	74,560	5,259,462
Dexcom, Inc.(1)	43,200	5,018,976
Intuitive Surgical, Inc.(1)	19,970	5,101,736
Stryker Corp.	19,300	5,509,571

		20,889,745

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Providers & Services — 3.8%
UnitedHealth Group, Inc.	21,347	$10,088,379

		10,088,379

Insurance — 1.7%
Marsh & McLennan Cos., Inc.	28,200	4,696,710

		4,696,710

Interactive Media & Services — 2.9%
Meta Platforms, Inc., Class A(1)	37,313	7,908,117

		7,908,117

Life Sciences Tools & Services — 2.6%
Thermo Fisher Scientific, Inc.	12,032	6,934,884

		6,934,884

Personal Care Products — 1.7%
Estee Lauder Cos., Inc., Class A	18,600	4,584,156

		4,584,156

Pharmaceuticals — 3.0%
Eli Lilly and Co.	6,000	2,060,520
Zoetis, Inc.	36,721	6,111,843

		8,172,363

Semiconductors & Semiconductor Equipment — 8.3%
ASML Holding NV	7,900	5,377,609
Intel Corp.	71,700	2,342,439
NVIDIA Corp.	52,432	14,564,037

		22,284,085

Software — 18.9%
Adobe, Inc.(1)	11,460	4,416,340
Atlassian Corp., Class A(1)	19,090	3,267,636
Microsoft Corp.	73,804	21,277,693
Palo Alto Networks, Inc.(1)	33,182	6,627,773
Salesforce, Inc.(1)	32,550	6,502,839
Splunk, Inc.(1)	36,781	3,526,562
Unity Software, Inc.(1)	26,300	853,172
Workday, Inc., Class A(1)	20,330	4,198,958

		50,670,973

Specialized REITs — 1.7%
Equinix, Inc.	6,427	4,634,124

		4,634,124

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	79,144	13,050,845

		13,050,845

Textiles, Apparel & Luxury Goods — 2.3%
NIKE, Inc., Class B	51,200	6,279,168

		6,279,168

Trading Companies & Distributors — 2.9%
WW Grainger, Inc.	11,379	7,837,969

		7,837,969

Total Common Stocks (Cost $195,956,776)		263,979,948

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Repurchase Agreements — 1.6%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $4,298,271, due 4/3/2023(2)	$4,297,755	$4,297,755

Total Repurchase Agreements (Cost $4,297,755)		4,297,755

Total Investments — 100.0% (Cost $200,254,531)		268,277,703

Liabilities in excess of other assets — (0.0)%		(87,849)

Total Net Assets — 100.0%		$268,189,854

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$4,496,700	$4,383,756

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$263,979,948	$—	$—	$263,979,948
Repurchase Agreements	—	4,297,755	—	4,297,755

Total	$263,979,948	$4,297,755	$—	$268,277,703

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — 98.5%
Aerospace & Defense — 1.5%
L3Harris Technologies, Inc.	6,368	$1,249,656

		1,249,656

Automobile Components — 0.5%
Visteon Corp.(1)	2,919	457,787

		457,787

Biotechnology — 2.8%
Abcam PLC, ADR(1)	14,123	190,096
Argenx SE, ADR(1)	1,690	629,660
Ascendis Pharma A/S, ADR(1)	4,856	520,660
BioMarin Pharmaceutical, Inc.(1)	6,429	625,156
Sarepta Therapeutics, Inc.(1)	3,196	440,505

		2,406,077

Capital Markets — 3.8%
Cboe Global Markets, Inc.	4,036	541,793
Charles Schwab Corp.	11,832	619,760
LPL Financial Holdings, Inc.	8,127	1,644,905
MSCI, Inc.	758	424,245

		3,230,703

Chemicals — 1.0%
Corteva, Inc.	14,618	881,612

		881,612

Commercial Services & Supplies — 3.3%
Cimpress PLC(1)	10,866	476,148
Clean Harbors, Inc.(1)	2,483	353,977
Rentokil Initial PLC (United Kingdom)	22,172	162,117
Rentokil Initial PLC, ADR	29,424	1,074,270
Ritchie Bros Auctioneers, Inc.	13,477	758,620

		2,825,132

Consumer Staples Distribution & Retail — 0.6%
Dollar Tree, Inc.(1)	3,720	534,006

		534,006

Containers & Packaging — 0.7%
Sealed Air Corp.	13,565	622,769

		622,769

Diversified Consumer Services — 0.5%
Frontdoor, Inc.(1)	16,584	462,362

		462,362

Electric Utilities — 0.7%
Alliant Energy Corp.	10,776	575,438

		575,438

Electrical Equipment — 3.3%
Regal Rexnord Corp.	3,367	473,838
Sensata Technologies Holding PLC	47,862	2,394,057

		2,867,895

Electronic Equipment, Instruments & Components — 8.1%
Flex Ltd.(1)	91,218	2,098,926
National Instruments Corp.	20,196	1,058,472
TE Connectivity Ltd.	13,912	1,824,559
Teledyne Technologies, Inc.(1)	4,426	1,980,016

		6,961,973

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS
GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — 2.3%
Liberty Media Corp-Liberty Formula One, Class A(1)	706	$47,655
Liberty Media Corp-Liberty Formula One, Class C(1)	26,001	1,945,655

		1,993,310

Financial Services — 4.8%
Fidelity National Information Services, Inc.	12,281	667,227
Global Payments, Inc.	7,923	833,816
WEX, Inc.(1)	14,445	2,656,291

		4,157,334

Ground Transportation — 3.1%
JB Hunt Transport Services, Inc.	10,476	1,838,119
TFI International, Inc.	7,089	845,647

		2,683,766

Health Care Equipment & Supplies — 8.7%
Boston Scientific Corp.(1)	52,288	2,615,969
Cooper Cos., Inc.	2,300	858,728
Dentsply Sirona, Inc.	20,137	790,981
ICU Medical, Inc.(1)	6,088	1,004,276
Teleflex, Inc.	8,590	2,175,933

		7,445,887

Hotels, Restaurants & Leisure — 2.4%
Aramark	32,793	1,173,990
Entain PLC (United Kingdom)	55,505	863,822

		2,037,812

Insurance — 5.1%
Intact Financial Corp. (Canada)	15,493	2,217,282
Ryan Specialty Holdings, Inc.(1)	12,759	513,422
WR Berkley Corp.	26,750	1,665,455

		4,396,159

Interactive Media & Services — 0.5%
Ziff Davis, Inc.(1)	6,028	470,485

		470,485

IT Services — 5.2%
Amdocs Ltd.	24,495	2,352,255
GoDaddy, Inc., Class A(1)	27,516	2,138,543

		4,490,798

Life Sciences Tools & Services — 3.9%
Avantor, Inc.(1)	49,954	1,056,027
Illumina, Inc.(1)	3,212	746,951
PerkinElmer, Inc.	7,872	1,049,023
Waters Corp.(1)	1,502	465,064

		3,317,065

Machinery — 3.7%
Ingersoll Rand, Inc.	31,224	1,816,612
Westinghouse Air Brake Technologies Corp.	13,242	1,338,237

		3,154,849

Passenger Airlines — 1.2%
Ryanair Holdings PLC, ADR(1)	10,835	1,021,632

		1,021,632

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Pharmaceuticals — 1.6%
Catalent, Inc.(1)	18,005	$1,183,108
Elanco Animal Health, Inc.(1)	17,517	164,660

		1,347,768

Professional Services — 4.7%
Broadridge Financial Solutions, Inc.	8,269	1,211,987
SS&C Technologies Holdings, Inc.	41,042	2,317,642
TransUnion	7,694	478,105

		4,007,734

Semiconductors & Semiconductor Equipment — 10.1%
KLA Corp.	1,865	744,452
Lam Research Corp.	1,361	721,493
Microchip Technology, Inc.	18,874	1,581,264
NXP Semiconductors NV	8,861	1,652,355
ON Semiconductor Corp.(1)	47,900	3,943,128

		8,642,692

Software — 7.9%
Atlassian Corp., Class A(1)	1,964	336,178
Ceridian HCM Holding, Inc.(1)	16,479	1,206,592
Constellation Software, Inc. (Canada)	1,633	3,070,149
Dynatrace, Inc.(1)	12,962	548,293
Nice Ltd., ADR(1)	5,907	1,352,053
Topicus.com, Inc. (Canada)(1)	4,475	319,789

		6,833,054

Specialized REITs — 1.6%
Lamar Advertising Co., Class A	14,110	1,409,448

		1,409,448

Specialty Retail — 1.8%
Burlington Stores, Inc.(1)	2,198	444,216
CarMax, Inc.(1)	16,958	1,090,060
Wayfair, Inc., Class A(1)	1,249	42,891

		1,577,167

Textiles, Apparel & Luxury Goods — 1.5%
Gildan Activewear, Inc.	38,518	1,278,413

		1,278,413

Trading Companies & Distributors — 1.6%
Ferguson PLC	10,105	1,351,544

		1,351,544

Total Common Stocks (Cost $65,207,092)		84,692,327

	Principal Amount	Value
Repurchase Agreements — 1.7%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $1,440,770, due 4/3/2023(2)	$1,440,597	1,440,597

Total Repurchase Agreements (Cost $1,440,597)		1,440,597

Total Investments — 100.2% (Cost $66,647,689)		86,132,924

Liabilities in excess of other assets — (0.2)%		(203,680)

Total Net Assets — 100.0%		$85,929,244

(1)	Non–income–producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$1,507,300	$1,469,441

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$83,666,388	$1,025,939	*	$—	$84,692,327
Repurchase Agreements	—	1,440,597		—	1,440,597

Total	$83,666,388	$2,466,536		$—	$86,132,924

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — 96.9%
Aerospace & Defense — 1.0%
L3Harris Technologies, Inc.	8,376	$1,643,706

		1,643,706

Automobile Components — 1.9%
Aptiv PLC(1)	15,302	1,716,731
Lear Corp.	9,740	1,358,633

		3,075,364

Banks — 3.2%
Citizens Financial Group, Inc.	24,793	752,964
Fifth Third Bancorp	106,745	2,843,687
Regions Financial Corp.	93,731	1,739,647

		5,336,298

Beverages — 2.6%
Keurig Dr Pepper, Inc.	120,666	4,257,097

		4,257,097

Building Products — 3.5%
Builders FirstSource, Inc.(1)	19,433	1,725,262
Carlisle Cos., Inc.	17,880	4,042,131

		5,767,393

Chemicals — 0.9%
Huntsman Corp.	51,983	1,422,255

		1,422,255

Commercial Services & Supplies — 3.4%
Republic Services, Inc.	40,952	5,537,529

		5,537,529

Construction & Engineering — 3.2%
API Group Corp.(1)	67,107	1,508,565
MasTec, Inc.(1)	39,784	3,757,201

		5,265,766

Construction Materials — 2.8%
Vulcan Materials Co.	27,252	4,675,353

		4,675,353

Consumer Finance — 0.8%
Discover Financial Services	12,864	1,271,478

		1,271,478

Containers & Packaging — 0.9%
AptarGroup, Inc.	11,837	1,399,015

		1,399,015

Distributors — 3.4%
LKQ Corp.	98,834	5,609,818

		5,609,818

Electric Utilities — 4.9%
American Electric Power Co., Inc.	46,051	4,190,180
FirstEnergy Corp.	96,565	3,868,394

		8,058,574

Energy Equipment & Services — 1.4%
Baker Hughes Co.	56,474	1,629,840
NOV, Inc.	40,788	754,986

		2,384,826

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — 2.4%
Euronet Worldwide, Inc.(1)	35,032	$3,920,081
Pershing Square Tontine Holdings Ltd.(1)(2)(3)	125,172	0

		3,920,081

Health Care Equipment & Supplies — 5.7%
Alcon, Inc.	59,249	4,179,424
Teleflex, Inc.	9,119	2,309,934
Zimmer Biomet Holdings, Inc.	22,539	2,912,039

		9,401,397

Hotels, Restaurants & Leisure — 2.3%
Wendy’s Co.	55,382	1,206,220
Yum China Holdings, Inc.	41,227	2,613,380

		3,819,600

Household Durables — 2.8%
D.R. Horton, Inc.	42,610	4,162,571
Helen of Troy Ltd.(1)	5,515	524,862

		4,687,433

Household Products — 5.3%
Church & Dwight Co., Inc.	51,298	4,535,256
Reynolds Consumer Products, Inc.	154,854	4,258,485

		8,793,741

Insurance — 9.6%
Allstate Corp.	30,239	3,350,783
Arch Capital Group Ltd.(1)	80,174	5,441,409
Axis Capital Holdings Ltd.	12,415	676,866
Brown & Brown, Inc.	70,666	4,057,642
Loews Corp.	38,690	2,244,794

		15,771,494

Interactive Media & Services — 0.7%
Match Group, Inc.(1)	31,364	1,204,064

		1,204,064

IT Services — 3.3%
Amdocs Ltd.	56,181	5,395,061

		5,395,061

Life Sciences Tools & Services — 1.7%
Charles River Laboratories International, Inc.(1)	13,574	2,739,505

		2,739,505

Machinery — 2.7%
Donaldson Co., Inc.	43,608	2,849,347
Gates Industrial Corp. PLC(1)	116,300	1,615,407

		4,464,754

Metals & Mining — 1.6%
Freeport-McMoRan, Inc.	62,459	2,555,198

		2,555,198

Mortgage Real Estate Investment Trusts (REITs) — 2.1%
Annaly Capital Management, Inc.	178,337	3,408,020

		3,408,020

Office REITs — 1.2%
Boston Properties, Inc.	37,368	2,022,356

		2,022,356

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 4.6%
Devon Energy Corp.	35,791	$1,811,382
EOG Resources, Inc.	24,846	2,848,097
Valero Energy Corp.	20,643	2,881,763

		7,541,242

Professional Services — 4.0%
Dun & Bradstreet Holdings, Inc.	136,325	1,600,455
Jacobs Solutions, Inc.	42,952	5,047,290

		6,647,745

Real Estate Management & Development — 2.5%
CBRE Group, Inc., Class A(1)	56,376	4,104,737

		4,104,737

Semiconductors & Semiconductor Equipment — 0.6%
ON Semiconductor Corp.(1)	12,186	1,003,152

		1,003,152

Software — 1.9%
NCR Corp.(1)	69,505	1,639,623
Synopsys, Inc.(1)	3,900	1,506,375

		3,145,998

Specialized REITs — 2.7%
CubeSmart	28,970	1,338,993
Gaming and Leisure Properties, Inc.	60,331	3,140,832

		4,479,825

Specialty Retail — 0.2%
Foot Locker, Inc.	7,001	277,870

		277,870

Trading Companies & Distributors — 3.2%
AerCap Holdings NV(1)	94,636	5,321,382

		5,321,382

Water Utilities — 1.9%
American Water Works Co., Inc.	21,325	3,123,899

		3,123,899

Total Common Stocks (Cost $124,078,702)		159,533,026

Warrants — 0.0%
Pershing Square Tontine Holdings Ltd.(1)(2)	14,344	0

Total Warrants (Cost $0)		0

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Repurchase Agreements — 3.3%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $5,403,413, due 4/3/2023(4)	$5,402,764	$5,402,764

Total Repurchase Agreements (Cost $5,402,764)		5,402,764

Total Investments — 100.2% (Cost $129,481,466)		164,935,790

Liabilities in excess of other assets — (0.2)%		(257,713)

Total Net Assets — 100.0%		$164,678,077

(1)	Non–income–producing security.
(2)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Pershing Square Tontine Holdings Ltd.	125,172	$0	$0	7/26/2022	0.00%
Pershing Square Tontine Holdings Ltd.	14,344	0	0	7/26/2022	0.00

(3)

Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$5,652,900	$5,510,916

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$159,533,026	$—	$—	$159,533,026
Warrants	—	0	—	0
Repurchase Agreements	—	5,402,764	—	5,402,764

Total	$159,533,026	$5,402,764	$—	$164,935,790

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 28.0%
Federal Home Loan Mortgage Corp.
2.50% due 11/1/2050	$706,940	$615,194
2.50% due 7/1/2051	888,771	773,230
3.50% due 2/1/2046	509,207	485,579
4.50% due 8/1/2052	1,282,727	1,270,968
5.00% due 7/1/2052	567,368	574,650
5.00% due 8/1/2052	866,098	874,629
5.00% due 8/1/2052	1,296,379	1,307,036
Federal National Mortgage Association
2.00% due 6/1/2051	529,617	439,374
2.00% due 11/1/2051	229,142	189,671
2.00% due 11/1/2051	418,002	347,850
2.50% due 8/1/2050	436,501	383,274
2.50% due 8/1/2050	3,074,069	2,689,052
2.50% due 8/1/2050	1,937,579	1,698,100
2.50% due 9/1/2050	2,796,610	2,446,344
2.50% due 1/1/2051	1,236,205	1,080,048
2.50% due 6/1/2051	837,984	729,468
2.50% due 8/1/2051	295,003	258,361
2.50% due 9/1/2051	427,830	373,192
2.50% due 12/1/2051	1,039,055	904,784
2.50% due 12/1/2051	646,011	564,376
2.50% due 12/1/2051	931,915	808,986
2.50% due 5/1/2052	553,608	478,278
3.00% due 12/1/2048	2,016,461	1,845,593
3.00% due 1/1/2051	560,462	510,529
3.50% due 7/1/2045	584,134	552,258
3.50% due 9/1/2051	250,176	236,238
3.50% due 4/1/2052	1,050,407	985,708
4.00% due 5/1/2052	607,359	591,543
4.00% due 5/1/2052	449,773	437,208
4.00% due 6/1/2052	1,116,868	1,077,279
5.00% due 7/1/2052	348,149	352,618
5.00% due 7/1/2052	429,838	436,632
5.00% due 8/1/2052	1,177,160	1,186,837
Freddie Mac Multifamily Structured Pass-Through Certificates
K145 A2
2.58% due 5/25/2032	1,000,000	875,218
KG07 A2
3.123% due 8/25/2032(1)(2)	1,146,000	1,048,026
Government National Mortgage Association
3.00% due 5/1/2053(3)	5,001,000	4,551,820
3.50% due 5/1/2053(3)	775,000	726,963
4.00% due 4/1/2053(3)	1,435,000	1,381,005
4.00% due 5/1/2053(3)	1,159,000	1,115,925
4.50% due 4/1/2053(3)	1,477,000	1,454,880
4.50% due 5/18/2053(3)	1,829,000	1,802,227
5.00% due 4/1/2053(3)	489,000	489,465
5.00% due 5/18/2053(3)	3,639,000	3,639,619
5.50% due 4/1/2053(3)	1,182,000	1,195,404
5.50% due 5/18/2053(3)	4,423,000	4,469,176
6.00% due 4/1/2053(3)	1,343,000	1,367,953
6.00% due 5/18/2053(3)	3,161,000	3,216,381
6.50% due 4/20/2053(3)	2,281,000	2,346,282
6.50% due 5/18/2053(3)	1,052,000	1,079,636
Uniform Mortgage-Backed Security
2.00% due 5/1/2053(3)	1,560,000	1,290,448
4.00% due 5/1/2053(3)	1,482,000	1,417,231
4.50% due 5/1/2053(3)	1,364,000	1,336,106
5.00% due 5/16/2038(3)	1,985,000	1,998,419
5.50% due 4/1/2038(3)	827,000	841,183
5.50% due 5/16/2038(3)	1,010,000	1,027,220
5.50% due 4/1/2053(3)	796,000	803,968

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — (continued)
5.50% due 5/11/2053(3)	$1,923,000	$1,941,518
6.00% due 4/1/2053(3)	89,000	90,810
6.00% due 5/1/2053(3)	1,413,000	1,440,893
6.50% due 5/11/2053(3)	1,154,000	1,189,647

Total Agency Mortgage–Backed Securities (Cost $72,380,919)		71,642,310

Asset–Backed Securities — 16.8%
Apidos CLO XXVI
2017-26A A2R
6.295% (3 mo. USD LIBOR + 1.50%) due 7/18/2029(1)(4)(5)	280,000	272,384
Arbor Realty Commercial Real Estate Notes Ltd.
2021-FL2 E
7.634% (1 mo. USD LIBOR + 2.95%) due 5/15/2036(1)(4)(5)	170,000	150,197
Ares XL CLO Ltd.
2016-40A A1RR
5.662% (3 mo. USD LIBOR + 0.87%) due 1/15/2029(1)(4)(5)	340,093	336,046
Avant Loans Funding Trust
2022-REV1 A
6.54% due 9/15/2031(5)	1,310,000	1,305,794
Avid Automobile Receivables Trust
2019-1 D
4.03% due 7/15/2026(5)	2,290,000	2,262,775
2021-1 E
3.39% due 4/17/2028(5)	830,000	730,704
Avis Budget Rental Car Funding AESOP LLC
2019-3A A
2.36% due 3/20/2026(5)	1,545,000	1,465,922
2020-2A A
2.02% due 2/20/2027(5)	1,750,000	1,612,092
BA Credit Card Trust
2022-A2 A2
5.00% due 4/15/2028	750,000	757,676
Bain Capital Credit CLO
2019-2A AR
5.892% (3 mo. USD LIBOR + 1.10%) due 10/17/2032(1)(4)(5)	880,000	862,400
Ballyrock CLO Ltd.
2023-23A A1
6.971% (3 mo. USD Term SOFR + 1.98%) due 4/25/2036(1)(5)	250,000	248,185
Barings CLO Ltd.
2019-3A A1R
5.878% (3 mo. USD LIBOR + 1.07%) due 4/20/2031(1)(4)(5)	500,000	497,150
Carlyle U.S. CLO Ltd.
2021-1A A1
5.932% (3 mo. USD LIBOR + 1.14%) due 4/15/2034(1)(4)(5)	1,400,000	1,364,720

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
CIFC Funding Ltd.
2021-4A A
5.842% (3 mo. USD LIBOR + 1.05%) due 7/15/2033(1)(4)(5)	$1,000,000	$979,700
CPS Auto Receivables Trust
2020-C C
1.71% due 8/17/2026(5)	32,787	32,722
Discover Card Execution Note Trust
2022-A3 A3
3.56% due 7/15/2027	945,000	921,366
Drive Auto Receivables Trust
2020-2 C
2.28% due 8/17/2026	737,656	733,289
Dryden Senior Loan Fund
2017-47A BR
6.262% (3 mo. USD LIBOR + 1.47%) due 4/15/2028(1)(4)(5)	1,010,000	980,710
Exeter Automobile Receivables Trust
2020-2A E
7.19% due 9/15/2027(5)	1,100,000	1,090,540
2022-2A B
3.65% due 10/15/2026	1,020,000	1,001,824
First Investors Auto Owner Trust
2021-1A E
3.35% due 4/15/2027(5)	600,000	556,732
Flagship Credit Auto Trust
2018-3 E
5.28% due 12/15/2025(5)	725,000	713,109
2021-1 A
0.31% due 6/16/2025(5)	6,856	6,845
2022-3 A3
4.55% due 4/15/2027(5)	950,000	938,199
Ford Credit Auto Lease Trust
2023-A A3
4.94% due 3/15/2026	1,150,000	1,147,573
GM Financial Automobile Leasing Trust
2022-2 A2
2.93% due 10/21/2024	993,230	982,021
GM Financial Consumer Automobile Receivables Trust
2023-1 A3
4.66% due 2/16/2028	730,000	730,845
HGI CRE CLO Ltd.
2021-FL1 C
6.428% (1 mo. USD LIBOR + 1.70%) due 6/16/2036(1)(4)(5)	550,000	514,248
Lending Funding Trust
2020-2A A
2.32% due 4/21/2031(5)	936,000	845,663
Lendmark Funding Trust
2021-1A A
1.90% due 11/20/2031(5)	750,000	654,852
LoanCore Issuer Ltd.
2022-CRE7 A
6.108% (30 day SOFR + 1.55%) due 1/17/2037(1)(5)	680,000	664,170

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Logan CLO I Ltd.
2021-1A A
5.968% (3 mo. USD LIBOR + 1.16%) due 7/20/2034(1)(4)(5)	$530,000	$517,386
Marble Point CLO XVII Ltd.
2020-1A A
6.108% (3 mo. USD LIBOR + 1.30%) due 4/20/2033(1)(4)(5)	613,030	602,118
Marlette Funding Trust
2020-2A D
4.65% due 9/16/2030(5)	869,133	855,182
ME Funding LLC
2019-1 A2
6.448% due 7/30/2049(5)	1,085,535	1,060,056
Mountain View CLO LLC
2017-1A AR
5.882% (3 mo. USD LIBOR + 1.09%) due 10/16/2029(1)(4)(5)	444,000	439,605
Neuberger Berman Loan Advisers
CLO 35 Ltd.
2019-35A A1
6.138% (3 mo. USD LIBOR + 1.34%) due 1/19/2033(1)(4)(5)	1,000,000	984,000
Octagon Investment Partners XVII Ltd.
2013-1A A1R2
5.818% (3 mo. USD LIBOR + 1.00%) due 1/25/2031(1)(4)(5)	365,000	359,671
Santander Consumer Auto Receivables Trust
2020-BA D
2.14% due 12/15/2026(5)	1,475,000	1,412,892
Santander Drive Auto Receivables Trust
2021-1 C
0.75% due 2/17/2026	1,005,354	991,546
2022-5 C
4.74% due 10/16/2028	498,000	488,331
2022-6 C
4.96% due 11/15/2028	1,080,000	1,069,908
2022-7 C
6.69% due 3/17/2031	1,060,000	1,110,200
SCF Equipment Leasing LLC
2019-2A B
2.76% due 8/20/2026(5)	797,000	774,960
2021-1A C
1.54% due 10/21/2030(5)	1,000,000	891,511
2021-1A D
1.93% due 9/20/2030(5)	750,000	664,557
SEB Funding LLC
2021-1A A2
4.969% due 1/30/2052(5)	812,963	708,808
Signal Peak CLO 8 Ltd.
2020-8A A
6.078% (3 mo. USD LIBOR + 1.27%) due 4/20/2033(1)(4)(5)	1,003,948	985,074
Sunrun Demeter Issuer LLC
2021-2A A
2.27% due 1/30/2057(5)	469,464	387,765

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
TCW CLO Ltd.
2022-1A A1
5.994% (3 mo. USD Term SOFR + 1.34%) due 4/22/2033(1)(5)	$750,000	$735,600
Towd Point Asset Trust
2018-SL1 A
5.445% (1 mo. USD LIBOR + 0.60%) due 1/25/2046(1)(4)(5)	100,989	100,403
Verizon Master Trust
2022-7 A1A
5.23% due 11/22/2027	659,000	662,306
Westlake Automobile Receivables Trust
2020-3A E
3.34% due 6/15/2026(5)	750,000	718,387
2023-1A C
5.74% due 8/15/2028(5)	1,015,000	1,017,640

Total Asset–Backed Securities (Cost $44,503,070)		42,898,359

Corporate Bonds & Notes — 48.0%
Aerospace & Defense — 0.2%
Bombardier, Inc.
6.00% due 2/15/2028(5)	284,000	276,684
TransDigm, Inc.
4.625% due 1/15/2029	288,000	255,833

		532,517

Agriculture — 1.2%
BAT Capital Corp.
3.222% due 8/15/2024	1,436,000	1,394,126
Cargill, Inc.
4.00% due 6/22/2032(5)	715,000	681,938
Philip Morris International, Inc.
5.625% due 11/17/2029	592,000	618,747
Viterra Finance BV
4.90% due 4/21/2027(5)	398,000	383,819

		3,078,630

Airlines — 0.7%
American Airlines, Inc.
7.25% due 2/15/2028(5)	270,000	262,575
11.75% due 7/15/2025(5)	236,000	257,821
British Airways Pass-Through Trust
2020-1 A
4.25% due 11/15/2032(5)	554,353	515,764
Delta Air Lines, Inc.
7.00% due 5/1/2025(5)	717,000	737,026

		1,773,186

Auto Manufacturers — 0.4%
Daimler Truck Finance North
America LLC
5.20% due 1/17/2025(5)	427,000	427,807
Ford Motor Co.
3.25% due 2/12/2032	848,000	663,908

		1,091,715

Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70% due 2/1/2036	394,000	391,341

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Beverages — (continued)
Constellation Brands, Inc.
3.15% due 8/1/2029	$683,000	$624,767

		1,016,108

Biotechnology — 0.3%
Amgen, Inc.
5.25% due 3/2/2030	600,000	613,032
Baxalta, Inc.
4.00% due 6/23/2025	175,000	171,325

		784,357

Building Materials — 0.1%
Standard Industries, Inc.
4.375% due 7/15/2030(5)	308,000	267,421

		267,421

Chemicals — 0.5%
CVR Partners LP / CVR Nitrogen Finance Corp.
6.125% due 6/15/2028(5)	571,000	506,523
International Flavors & Fragrances, Inc.
1.23% due 10/1/2025(5)	1,008,000	902,543

		1,409,066

Coal — 0.2%
SunCoke Energy, Inc.
4.875% due 6/30/2029(5)	459,000	402,552

		402,552

Commercial Banks — 13.6%
ABN AMRO Bank NV
3.324% (3.324% fixed rate until 12/13/2031; 5 yr. CMT + 1.90% thereafter) due 3/13/2037(1)(5)	400,000	308,032
Bank of America Corp.
1.658% (1.658% fixed rate until 3/11/2026; SOFR + 0.91% thereafter) due 3/11/2027(1)	1,693,000	1,531,606
2.087% (2.087% fixed rate until 6/14/2028; SOFR + 1.06% thereafter) due 6/14/2029(1)	821,000	706,397
2.687% (2.687% fixed rate until 4/22/2031; SOFR + 1.32% thereafter) due 4/22/2032(1)	944,000	788,249
3.458% (3.458% fixed rate until 3/15/2024; 3 mo. USD LIBOR + 0.97% thereafter) due 3/15/2025(1)(4)	618,000	604,997
3.593% (3.593% fixed rate until 7/21/2027; 3 mo. USD LIBOR + 1.37% thereafter) due 7/21/2028(1)(4)	1,500,000	1,410,195
Bank of New York Mellon Corp.
4.289% (4.289% fixed rate until 6/13/2032; SOFR + 1.42% thereafter) due 6/13/2033(1)	554,000	530,654

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
BankUnited, Inc.
5.125% due 6/11/2030	$613,000	$516,213
BNP Paribas SA
4.375% (4.375% fixed rate until 3/1/2028; 5 yr. USD Swap + 1.48% thereafter) due 3/1/2033(1)(5)	599,000	547,186
Citigroup, Inc.
2.666% (2.666% fixed rate until 1/29/2030; SOFR + 1.15% thereafter) due 1/29/2031(1)	400,000	341,716
3.887% (3.887% fixed rate until 1/10/2027; 3 mo. USD Term SOFR + 1.82% thereafter) due 1/10/2028(1)	712,000	681,562
3.98% (3.98% fixed rate until 3/20/2029; 3 mo. USD Term SOFR + 1.60% thereafter) due 3/20/2030(1)	2,518,000	2,351,485
4.14% (4.14% fixed rate until 5/24/2024; SOFR + 1.37% thereafter) due 5/24/2025(1)	287,000	282,176
Danske Bank A/S
3.773% (3.773% fixed rate until 3/28/2024; 1 yr. CMT + 1.45% thereafter) due 3/28/2025(1)(5)	1,345,000	1,313,298
4.375% due 6/12/2028(5)	200,000	189,368
Goldman Sachs Group, Inc.
2.383% (2.383% fixed rate until 7/21/2031; SOFR + 1.25% thereafter) due 7/21/2032(1)	1,000,000	813,500
3.272% (3.272% fixed rate until 9/29/2024; 3 mo. USD LIBOR + 1.20% thereafter) due 9/29/2025(1)(4)	916,000	888,245
HSBC Holdings PLC
3.803% (3.803% fixed rate until 3/11/2024; 3 mo. USD LIBOR + 1.21% thereafter) due 3/11/2025(1)(4)	517,000	505,802
JPMorgan Chase & Co.
2.963% (2.963% fixed rate until 1/25/2032; SOFR + 1.26% thereafter) due 1/25/2033(1)	1,200,000	1,027,164
3.54% (3.54% fixed rate until 5/1/2027; 3 mo. USD LIBOR + 1.38% thereafter) due 5/1/2028(1)(4)	1,002,000	947,982
3.782% (3.782% fixed rate until 2/1/2027; 3 mo. USD LIBOR + 1.34% thereafter) due 2/1/2028(1)(4)	1,065,000	1,019,248
M&T Bank Corp.
5.053% (5.053% fixed rate until 1/27/2033; SOFR + 1.85% thereafter) due 1/27/2034(1)	752,000	695,811

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Macquarie Bank Ltd.
3.624% due 6/3/2030(5)	$203,000	$172,952
Macquarie Group Ltd.
2.691% (2.691% fixed rate until 6/23/2031; SOFR + 1.44% thereafter) due 6/23/2032(1)(5)	968,000	774,807
4.654% (4.654% fixed rate until 3/27/2028; 3 mo. USD LIBOR + 1.73% thereafter) due 3/27/2029(1)(4)(5)	963,000	933,677
Morgan Stanley
2.239% (2.239% fixed rate until 7/21/2031; SOFR + 1.18% thereafter) due 7/21/2032(1)	1,400,000	1,126,146
2.484% (2.484% fixed rate until 9/16/2031; SOFR + 1.36% thereafter) due 9/16/2036(1)	542,000	409,904
4.431% (4.431% fixed rate until 1/23/2029; 3 mo. USD LIBOR + 1.63% thereafter) due 1/23/2030(1)(4)	1,893,000	1,822,012
5.05% (5.05% fixed rate until 1/28/2026; SOFR + 1.30% thereafter) due 1/28/2027(1)	401,000	400,246
6.342% (6.342% fixed rate until 10/18/2032; SOFR + 2.56% thereafter) due 10/18/2033(1)	967,000	1,057,202
Royal Bank of Canada
5.00% due 2/1/2033	995,000	1,006,761
6.00% due 11/1/2027	667,000	697,469
State Street Corp.
4.164% (4.164% fixed rate until 8/4/2032; SOFR + 1.73% thereafter) due 8/4/2033(1)	469,000	441,437
Toronto-Dominion Bank
4.456% due 6/8/2032	300,000	290,640
U.S. Bancorp
4.839% (4.839% fixed rate until 2/1/2033; SOFR + 1.60% thereafter) due 2/1/2034(1)	693,000	671,836
4.967% (4.967% fixed rate until 7/22/2032; SOFR + 2.11% thereafter) due 7/22/2033(1)	1,057,000	1,002,416
UBS AG
5.125% due 5/15/2024	872,000	845,230
UBS Group AG
5.711% (5.711% fixed rate until 1/12/2026; 1 yr. CMT + 1.55% thereafter) due 1/12/2027(1)(5)	603,000	597,621
Wells Fargo & Co.
2.188% (2.188% fixed rate until 4/30/2025; SOFR + 2.00% thereafter) due 4/30/2026(1)	652,000	611,778

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
2.393% (2.393% fixed rate until 6/2/2027; SOFR + 2.10% thereafter) due 6/2/2028(1)	$2,093,000	$1,882,026
3.35% (3.35% fixed rate until 3/2/2032; SOFR + 1.50% thereafter) due 3/2/2033(1)	900,000	780,003
3.584% (3.584% fixed rate until 5/22/2027; 3 mo. USD LIBOR + 1.31% thereafter) due 5/22/2028(1)(4)	976,000	919,167
Westpac Banking Corp.
2.894% (2.894% fixed rate until 2/4/2025; 5 yr. CMT + 1.35% thereafter) due 2/4/2030(1)	252,000	236,625

		34,680,841

Commercial Services — 0.7%
Adani Ports & Special Economic Zone Ltd.
4.00% due 7/30/2027	680,000	538,077
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl
4.625% due 6/1/2028(5)	300,000	251,040
Global Payments, Inc.
4.00% due 6/1/2023	940,000	935,516

		1,724,633

Computers — 0.1%
Leidos, Inc.
5.75% due 3/15/2033	355,000	362,842

		362,842

Cosmetics & Personal Care — 0.7%
Haleon U.S. Capital LLC
3.625% due 3/24/2032	295,000	267,851
Kenvue, Inc.
5.00% due 3/22/2030(5)	1,256,000	1,295,426
5.05% due 3/22/2053(5)	345,000	357,054

		1,920,331

Diversified Financial Services — 2.3%
Aircastle Ltd.
2.85% due 1/26/2028(5)	600,000	517,386
American Express Co.
4.42% (4.42% fixed rate until 8/3/2032; SOFR + 1.76% thereafter) due 8/3/2033(1)	400,000	383,504
Aviation Capital Group LLC
1.95% due 1/30/2026(5)	408,000	362,687
5.50% due 12/15/2024(5)	982,000	970,628
Avolon Holdings Funding Ltd.
2.125% due 2/21/2026(5)	1,255,000	1,114,089
4.25% due 4/15/2026(5)	643,000	602,266
Intercontinental Exchange, Inc.
4.00% due 9/15/2027	996,000	984,835
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.50% due 3/15/2027(5)	329,000	316,972
4.875% due 4/15/2045(5)	198,000	163,667

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — (continued)
OneMain Finance Corp.
5.375% due 11/15/2029	$600,000	$504,648

		5,920,682

Electric — 4.3%
AES Corp.
3.95% due 7/15/2030(5)	578,000	522,408
Alfa Desarrollo SpA
4.55% due 9/27/2051(5)	492,560	357,411
American Transmission Systems, Inc.
2.65% due 1/15/2032(5)	238,000	200,341
Ausgrid Finance Pty. Ltd.
4.35% due 8/1/2028(5)	580,000	551,597
Calpine Corp.
5.125% due 3/15/2028(5)	438,000	401,138
CenterPoint Energy Houston Electric LLC
4.95% due 4/1/2033	258,000	263,774
Constellation Energy Generation LLC
6.25% due 10/1/2039	600,000	634,152
Duke Energy Corp.
4.50% due 8/15/2032	1,499,000	1,448,589
Duke Energy Indiana LLC
5.40% due 4/1/2053	304,000	310,758
Indiana Michigan Power Co.
5.625% due 4/1/2053	306,000	319,590
Indianapolis Power & Light Co.
5.65% due 12/1/2032(5)	1,000,000	1,052,280
Minejesa Capital BV
4.625% due 8/10/2030(5)	730,000	643,283
NRG Energy, Inc.
3.875% due 2/15/2032(5)	324,000	259,388
4.45% due 6/15/2029(5)	280,000	254,926
Oklahoma Gas & Electric Co.
5.40% due 1/15/2033	1,013,000	1,048,577
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00% due 6/30/2030(5)	504,000	429,554
Southern Co.
4.475% due 8/1/2024	1,156,000	1,140,683
Vistra Operations Co. LLC
3.55% due 7/15/2024(5)	841,000	812,364
4.375% due 5/1/2029(5)	293,000	260,878

		10,911,691

Entertainment — 0.5%
Jacobs Entertainment, Inc.
6.75% due 2/15/2029(5)	438,000	382,672
Warnermedia Holdings, Inc.
3.428% due 3/15/2024(5)	914,000	893,417

		1,276,089

Food — 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.50% due 3/15/2029(5)	336,000	292,350

		292,350

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Gas — 1.1%
CenterPoint Energy Resources Corp.
4.40% due 7/1/2032	$1,319,000	$1,281,079
National Fuel Gas Co.
5.50% due 1/15/2026	554,000	553,994
NiSource, Inc.
2.95% due 9/1/2029	525,000	467,439
ONE Gas, Inc.
1.10% due 3/11/2024	260,000	249,740
Southwest Gas Corp.
4.05% due 3/15/2032	413,000	380,774

		2,933,026

Healthcare-Products — 0.8%
GE HealthCare Technologies, Inc.
5.65% due 11/15/2027(5)	985,000	1,018,441
Medline Borrower LP
3.875% due 4/1/2029(5)	330,000	286,325
PerkinElmer, Inc.
0.85% due 9/15/2024	750,000	702,997

		2,007,763

Healthcare-Services — 2.4%
Centene Corp.
2.45% due 7/15/2028	1,000,000	869,740
3.375% due 2/15/2030	966,000	846,004
4.25% due 12/15/2027	419,000	403,648
Elevance Health, Inc.
2.25% due 5/15/2030	212,000	181,983
2.875% due 9/15/2029	738,000	669,086
5.125% due 2/15/2053	346,000	344,671
5.50% due 10/15/2032	606,000	636,615
Humana, Inc.
1.35% due 2/3/2027	788,000	692,581
5.875% due 3/1/2033	770,000	828,520
Tenet Healthcare Corp.
6.125% due 10/1/2028	400,000	381,376
UnitedHealth Group, Inc.
4.00% due 5/15/2029	397,000	388,468

		6,242,692

Insurance — 1.0%
Assurant, Inc.
2.65% due 1/15/2032	313,000	237,392
GA Global Funding Trust
3.85% due 4/11/2025(5)	898,000	868,959
Metropolitan Life Global Funding I
4.05% due 8/25/2025(5)	452,000	444,307
5.15% due 3/28/2033(5)	389,000	393,403
New York Life Global Funding
4.55% due 1/28/2033(5)	518,000	512,385

		2,456,446

Internet — 1.4%
Amazon.com, Inc.
4.70% due 12/1/2032	1,920,000	1,968,576
Netflix, Inc.
6.375% due 5/15/2029	1,120,000	1,205,019
Prosus NV
3.257% due 1/19/2027(5)	340,000	309,149

		3,482,744

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Iron & Steel — 0.1%
United States Steel Corp.
6.875% due 3/1/2029	$265,000	$264,984

		264,984

Leisure Time — 0.5%
Life Time, Inc.
5.75% due 1/15/2026(5)	436,000	423,714
NCL Corp. Ltd.
5.875% due 2/15/2027(5)	543,000	506,309
Royal Caribbean Cruises Ltd.
5.375% due 7/15/2027(5)	297,000	264,767
8.25% due 1/15/2029(5)	134,000	140,188

		1,334,978

Machinery-Diversified — 0.6%
Chart Industries, Inc.
9.50% due 1/1/2031(5)	485,000	511,830
nVent Finance Sarl
4.55% due 4/15/2028	1,112,000	1,061,104

		1,572,934

Media — 0.5%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 5/1/2032	477,000	389,685
DISH Network Corp.
11.75% due 11/15/2027(5)	267,000	256,734
FactSet Research Systems, Inc.
3.45% due 3/1/2032	600,000	524,478

		1,170,897

Mining — 1.1%
Alcoa Nederland Holding BV
4.125% due 3/31/2029(5)	335,000	299,044
6.125% due 5/15/2028(5)	414,000	414,261
Anglo American Capital PLC
4.00% due 9/11/2027(5)	595,000	567,327
Corp. Nacional del Cobre de Chile
5.125% due 2/2/2033(5)	515,000	518,893
FMG Resources August 2006 Pty. Ltd.
4.375% due 4/1/2031(5)	630,000	538,505
Glencore Funding LLC
4.875% due 3/12/2029(5)	594,000	587,003

		2,925,033

Oil & Gas — 3.3%
California Resources Corp.
7.125% due 2/1/2026(5)	258,000	260,853
Callon Petroleum Co.
8.00% due 8/1/2028(5)	533,000	528,171
Comstock Resources, Inc.
6.75% due 3/1/2029(5)	331,000	301,362
Continental Resources, Inc.
5.75% due 1/15/2031(5)	1,721,000	1,651,609
Diamondback Energy, Inc.
3.125% due 3/24/2031	1,304,000	1,129,303
3.50% due 12/1/2029	314,000	287,527
Earthstone Energy Holdings LLC
8.00% due 4/15/2027(5)	534,000	523,865
EQT Corp.
7.00% due 2/1/2030	1,311,000	1,376,615

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Oil & Gas — (continued)
Occidental Petroleum Corp.
6.625% due 9/1/2030	$778,000	$819,001
Ovintiv, Inc.
6.50% due 2/1/2038	498,000	496,611
Petroleos Mexicanos
6.70% due 2/16/2032	926,000	737,642
Vital Energy, Inc.
9.50% due 1/15/2025	288,000	288,631

		8,401,190

Packaging & Containers — 0.1%
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.
4.375% due 10/15/2028(5)	299,000	261,449

		261,449

Pharmaceuticals — 2.1%
AbbVie, Inc.
3.20% due 11/21/2029	692,000	641,878
Cigna Group
2.40% due 3/15/2030	1,298,000	1,126,106
4.375% due 10/15/2028	129,000	127,065
CVS Health Corp.
1.75% due 8/21/2030	641,000	521,050
3.25% due 8/15/2029	1,801,000	1,647,303
5.05% due 3/25/2048	700,000	655,011
Option Care Health, Inc.
4.375% due 10/31/2029(5)	325,000	289,130
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125% due 4/30/2028(5)	321,000	295,435

		5,302,978

Pipelines — 1.7%
Cheniere Energy Partners LP
3.25% due 1/31/2032	344,000	284,381
CNX Midstream Partners LP
4.75% due 4/15/2030(5)	457,000	392,892
Eastern Gas Transmission & Storage, Inc.
3.00% due 11/15/2029	428,000	381,288
EIG Pearl Holdings Sarl
3.545% due 8/31/2036(5)	706,000	604,562
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 9/30/2040(5)	766,000	603,968
Kinder Morgan Energy Partners LP
4.25% due 9/1/2024	643,000	635,709
NGPL PipeCo LLC
3.25% due 7/15/2031(5)	830,000	702,188
Sabine Pass Liquefaction LLC
5.625% due 3/1/2025	696,000	700,364

		4,305,352

Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.
2.40% due 3/15/2025	448,000	424,977
2.95% due 1/15/2025	235,000	226,230
3.80% due 8/15/2029	800,000	743,712
Crown Castle, Inc.
2.10% due 4/1/2031	600,000	489,342
3.30% due 7/1/2030	800,000	721,016
EPR Properties
4.95% due 4/15/2028	414,000	347,015

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Real Estate Investment Trusts (REITs) — (continued)
VICI Properties LP / VICI Note Co., Inc.
5.625% due 5/1/2024(5)	$474,000	$470,284

		3,422,576

Retail — 0.6%
Bayer Corp.
6.65% due 2/15/2028(5)	343,000	362,702
Lowe’s Cos., Inc.
5.00% due 4/15/2033	725,000	724,188
Macy’s Retail Holdings LLC
5.875% due 4/1/2029(5)	558,000	515,676

		1,602,566

Semiconductors — 0.3%
Broadcom, Inc.
4.15% due 4/15/2032(5)	427,000	389,330
Entegris, Inc.
3.625% due 5/1/2029(5)	307,000	265,088

		654,418

Software — 1.2%
Cloud Software Group Holdings, Inc.
6.50% due 3/31/2029(5)	302,000	263,694
Oracle Corp.
2.875% due 3/25/2031	915,000	783,002
6.25% due 11/9/2032	500,000	536,690
ServiceNow, Inc.
1.40% due 9/1/2030	1,050,000	846,321
Workday, Inc.
3.80% due 4/1/2032	593,000	542,850

		2,972,557

Telecommunications — 1.6%
AT&T, Inc.
4.30% due 2/15/2030	461,000	448,262
Frontier Communications Holdings LLC
5.00% due 5/1/2028(5)	575,000	499,157
Sprint Capital Corp.
6.875% due 11/15/2028	689,000	740,544
8.75% due 3/15/2032	212,000	258,015
T-Mobile USA, Inc.
2.625% due 2/15/2029	319,000	281,352
3.50% due 4/15/2025	391,000	380,177
3.875% due 4/15/2030	1,500,000	1,406,835

		4,014,342

Total Corporate Bonds & Notes (Cost $128,741,408)		122,773,936

Municipals — 0.1%
New York City Transitional Finance Authority B-3
1.95% due 8/1/2034	330,000	245,236

Total Municipals (Cost $331,483)		245,236

Non–Agency Mortgage–Backed Securities — 10.9%
Angel Oak Mortgage Trust
2020-1 A1
2.466% due 12/25/2059(1)(2)(5)	35,378	33,107

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
BAMLL Commercial Mortgage Securities Trust
2013-WBRK A
3.534% due 3/10/2037(1)(2)(5)	$3,900,000	$3,560,267
BANK
2021-BN35 A5
2.285% due 6/15/2064	259,000	209,565
BBCMS Mortgage Trust
2019-BWAY A
5.898% due 11/15/2034(1)(2)(5)	365,000	342,254
2019-BWAY B
6.252% due 11/15/2034(1)(2)(5)	160,000	146,840
BHMS
2018-ATLS A
5.934% due 7/15/2035(1)(2)(5)	560,000	540,676
2018-ATLS C
6.584% due 7/15/2035(1)(2)(5)	320,000	301,953
2018-ATLS D
6.934% due 7/15/2035(1)(2)(5)	1,110,000	1,051,743
BRAVO Residential Funding Trust
2021-NQM2 A1
0.97% due 3/25/2060(1)(2)(5)	744,050	689,725
BX Commercial Mortgage Trust
2021-XL2 A
5.373% due 10/15/2038(1)(2)(5)	212,218	203,464
BX Trust
2021-LBA AJV
5.743% due 2/15/2036(1)(2)(5)	186,000	179,086
CIM Trust
2021-J3 A1
2.50% due 6/25/2051(1)(2)(5)	918,219	745,201
Commercial Mortgage Trust
2014-CR17 AM
4.174% due 5/10/2047	620,000	598,080
2015-LC21 AM
4.043% due 7/10/2048(1)(2)	522,000	494,905
2015-PC1 C
4.298% due 7/10/2050(1)(2)	375,000	334,809
Connecticut Avenue Securities Trust
2021-R01 1M2
6.11% due 10/25/2041(1)(2)(5)	430,000	417,500
2023-R02 1M1
6.868% due 1/25/2043(1)(2)(5)	520,742	519,539
Credit Suisse Mortgage Capital Certificates
2020-SPT1 A1
1.616% due 4/25/2065(1)(2)(5)	51,414	50,350
Deephaven Residential Mortgage Trust
2021-3 A1
1.194% due 8/25/2066(1)(2)(5)	171,948	141,090
EQUS Mortgage Trust
2021-EQAZ A
5.439% due 10/15/2038(1)(2)(5)	237,995	228,873
Fannie Mae Connecticut Avenue Securities
2021-R02 2M2
6.56% due 11/25/2041(1)(2)(5)	420,000	389,565
Flagstar Mortgage Trust
2021-3INV A2
2.50% due 6/25/2051(1)(2)(5)	626,178	507,020
2021-7 A1
2.50% due 8/25/2051(1)(2)(5)	589,379	478,392

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
Freddie Mac STACR REMIC Trust
2021-DNA3 M2
6.66% due 10/25/2033(1)(2)(5)	$655,000	$632,498
2021-DNA6 M2
6.06% due 10/25/2041(1)(2)(5)	739,000	703,122
2021-DNA7 M2
6.36% due 11/25/2041(1)(2)(5)	540,000	512,457
2021-HQA4 M1
5.51% due 12/25/2041(1)(2)(5)	600,119	578,095
2022-HQA3 M1A
6.86% due 8/25/2042(1)(2)(5)	232,801	233,454
Freddie Mac Structured Agency Credit Risk Debt Note
2022-HQA2 M1A
7.21% due 7/25/2042(1)(2)(5)	766,547	773,287
GCAT Trust
20203-NQM1 A1
4.25% due 10/25/2057(1)(2)(5)	1,026,412	946,827
GS Mortgage Securities Corp. Trust
2012-BWTR A
2.954% due 11/5/2034(5)	1,273,000	927,727
2018-RIVR A
5.634% due 7/15/2035(1)(2)(5)	437,247	416,113
2021-ROSS G
9.335% due 5/15/2026(1)(2)(5)	660,000	546,484
2022-ECI A
7.022% due 8/15/2039(1)(2)(5)	370,000	365,359
GS Mortgage-Backed Securities Trust
2021-PJ2 A2
2.50% due 7/25/2051(1)(2)(5)	488,695	396,921
2021-PJ8 A2
2.50% due 1/25/2052(1)(2)(5)	662,154	535,928
2023-PJ1 A4
3.50% due 2/25/2053(1)(2)(5)	527,051	466,516
JP Morgan Chase Commercial Mortgage Securities Trust
2018-MINN A
5.954% due 11/15/2035(1)(2)(5)	339,000	332,011
2020-MKST E
7.184% due 12/15/2036(1)(2)(5)	570,000	445,994
JP Morgan Mortgage Trust
2013-13 A3
2.50% due 4/25/2052(1)(2)(5)	516,151	420,268
2021-INV8 A2
3.00% due 5/25/2052(1)(2)(5)	486,136	411,602
JPMBB Commercial Mortgage Securities Trust
2015-C30 C
4.231% due 7/15/2048(1)(2)	340,000	293,650
KIND Trust
2021-KIND D
7.242% due 8/15/2038(1)(2)(5)	585,766	554,293
Ready Capital Mortgage Financing LLC
2021-FL6 C
6.745% due 7/25/2036(1)(2)(5)	1,280,000	1,197,267
2022-FL8 A
6.218% due 1/25/2037(1)(2)(5)	1,060,000	1,033,276
Starwood Mortgage Residential Trust
2020-3 A1
1.486% due 4/25/2065(1)(2)(5)	190,914	176,301
Verus Securitization Trust
2020-1 A1
2.417% due 1/25/2060(1)(2)(5)	66,044	62,757

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2023 (unaudited)		Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
2020-5 A1
1.218% due 5/25/2065(1)(2)(5)		$272,480	$249,318
Vista Point Securitization Trust
2020-2 A1
1.475% due 4/25/2065(1)(2)(5)		138,470	126,323
Wells Fargo Mortgage Backed Securities Trust
2021-INV2 A2
2.50% due 9/25/2051(1)(2)(5)		432,761	350,794
WFLD Mortgage Trust
2014-MONT A
3.755% due 8/10/2031(1)(2)(5)		2,000,000	1,923,712

Total Non–Agency Mortgage–Backed Securities (Cost $29,587,324)			27,776,358

Foreign Government — 2.5%
Costa Rica Government International Bond
6.55% due 4/3/2034(5)	USD	510,000	514,039
Japan Bank for International Cooperation
4.25% due 1/26/2026	USD	1,878,000	1,880,197
Japan International Cooperation Agency
3.25% due 5/25/2027	USD	718,000	691,434
Mexico Government International Bond
4.875% due 5/19/2033	USD	670,000	642,691
Panama Government International Bond
2.252% due 9/29/2032	USD	833,000	638,861
Saudi Government International Bond
4.875% due 7/18/2033(5)	USD	368,000	371,584
Senegal Government International Bond
6.25% due 5/23/2033(5)	USD	290,000	231,754
Sri Lanka Government International Bond
5.875% due 7/25/2022(5)	USD	200,000	76,632
Svensk Exportkredit AB
4.375% due 2/13/2026	USD	1,288,000	1,297,132

Total Foreign Government (Cost $6,488,912)			6,344,324

U.S. Government Securities — 8.8%
U.S. Treasury Bond
2.00% due 11/15/2041		$970,000	731,744
3.625% due 2/15/2053		4,636,000	4,603,403
3.875% due 2/15/2043		4,594,000	4,634,915
U.S. Treasury Inflation-Indexed Bond
1.50% due 2/15/2053		2,633,199	2,675,758
U.S. Treasury Inflation-Indexed Note
1.625% due 10/15/2027		2,619,084	2,670,861
U.S. Treasury Note
3.625% due 3/31/2028		1,770,000	1,773,181
3.875% due 3/31/2025		3,399,000	3,388,776
4.125% due 1/31/2025		2,159,000	2,158,494

Total U.S. Government Securities (Cost $22,254,515)			22,637,132

Repurchase Agreements — 2.0%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $5,063,977, due 4/3/2023(6)		5,063,370	5,063,370

Total Repurchase Agreements (Cost $5,063,370)			5,063,370

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Value

Total Investments — 117.1% (Cost $309,351,001)	$299,381,025

Liabilities in excess of other assets — (17.1)%	(43,660,851)

Total Net Assets — 100.0%	$255,720,174

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2023.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)	TBA — To be announced.
(4)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(5)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2023, the aggregate market value of these securities amounted to $101,108,427, representing 39.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$5,297,700	$5,164,638

Open futures contracts at March 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	June 2023	136	Long	$17,223,001	$17,837,250	$614,249
U.S. Ultra Bond	June 2023	69	Long	9,282,932	9,737,625	454,693

Total				$26,505,933	$27,574,875	$1,068,942

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 5-Year Treasury Note	June 2023	43	Short	$(4,726,152)	$(4,708,836)	$17,316
U.S. Ultra 10-Year Treasury Note	June 2023	165	Short	(19,346,046)	(19,988,203)	(642,157)

Total				$(24,072,198)	$(24,697,039)	$(624,841)

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$71,642,310	$—	$71,642,310
Asset–Backed Securities	—	42,898,359	—	42,898,359
Corporate Bonds & Notes	—	122,773,936	—	122,773,936
Municipals	—	245,236	—	245,236
Non–Agency Mortgage–Backed Securities	—	27,776,358	—	27,776,358
Foreign Government	—	6,344,324	—	6,344,324
U.S. Government Securities	—	22,637,132	—	22,637,132
Repurchase Agreements	—	5,063,370	—	5,063,370

Total	$—	$299,381,025	$—	$299,381,025

Other Financial Instruments
Futures Contracts
Assets	$1,086,258	$—	$—	$1,086,258
Liabilities	(642,157)	—	—	(642,157)

Total	$444,101	$—	$—	$444,101

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — 99.7%
Automobile Components — 1.1%
Visteon Corp.(1)	16,640	$2,609,651

		2,609,651

Banks — 7.6%
Bank OZK	76,793	2,626,321
Cadence Bank	126,669	2,629,648
Prosperity Bancshares, Inc.	43,300	2,663,816
Washington Federal, Inc.	93,205	2,807,335
WesBanco, Inc.	86,926	2,668,628
Wintrust Financial Corp.	48,706	3,553,103
WSFS Financial Corp.	33,086	1,244,364

		18,193,215

Biotechnology — 0.5%
Ultragenyx Pharmaceutical, Inc.(1)	32,222	1,292,102

		1,292,102

Chemicals — 2.5%
Avient Corp.	55,728	2,293,764
Olin Corp.	66,623	3,697,577

		5,991,341

Communications Equipment — 0.9%
Extreme Networks, Inc.(1)	117,500	2,246,600

		2,246,600

Construction & Engineering — 1.4%
Primoris Services Corp.	137,272	3,385,127

		3,385,127

Construction Materials — 1.6%
Eagle Materials, Inc.	25,500	3,742,125

		3,742,125

Consumer Finance — 3.9%
Encore Capital Group, Inc.(1)	59,966	3,025,285
OneMain Holdings, Inc.	95,100	3,526,308
PROG Holdings, Inc.(1)	113,651	2,703,757

		9,255,350

Diversified Consumer Services — 0.8%
Stride, Inc.(1)	48,876	1,918,383

		1,918,383

Diversified Telecommunication Services — 0.8%
Anterix, Inc.(1)	55,839	1,844,921

		1,844,921

Electric Utilities — 1.5%
Portland General Electric Co.	75,404	3,686,502

		3,686,502

Electrical Equipment — 1.3%
EnerSys	37,135	3,226,289

		3,226,289

Electronic Equipment, Instruments & Components — 3.1%
Advanced Energy Industries, Inc.	28,792	2,821,616
Itron, Inc.(1)	57,842	3,207,339
nLight, Inc.(1)	151,222	1,539,440

		7,568,395

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Energy Equipment & Services — 2.7%
Atlas Energy Solutions, Inc., Class A(1)	123,600	$2,104,908
Helmerich & Payne, Inc.	52,794	1,887,385
Valaris Ltd.(1)	36,600	2,381,196

		6,373,489

Entertainment — 0.5%
PLAYSTUDIOS, Inc.(1)(2)	325,000	1,199,250
PLAYSTUDIOS, Inc.(1)	10,681	39,413

		1,238,663

Financial Services — 3.2%
Euronet Worldwide, Inc.(1)	38,300	4,285,770
NMI Holdings, Inc., Class A(1)	156,694	3,498,977

		7,784,747

Food Products — 2.0%
Sovos Brands, Inc.(1)	141,093	2,353,431
Utz Brands, Inc.	156,304	2,574,327

		4,927,758

Ground Transportation — 1.2%
Marten Transport Ltd.	142,089	2,976,765

		2,976,765

Health Care Equipment & Supplies — 2.5%
Lantheus Holdings, Inc.(1)	40,344	3,330,801
Novocure Ltd.(1)	15,467	930,185
Omnicell, Inc.(1)	29,759	1,745,961

		6,006,947

Health Care Providers & Services — 4.1%
Acadia Healthcare Co., Inc.(1)	29,105	2,102,836
CareMax, Inc.(1)(2)	213,620	570,366
CareMax, Inc.(1)	81,958	218,828
HealthEquity, Inc.(1)	58,782	3,451,091
R1 RCM, Inc.(1)	234,047	3,510,705

		9,853,826

Hotel & Resort REITs — 1.0%
RLJ Lodging Trust	228,883	2,426,160

		2,426,160

Hotels, Restaurants & Leisure — 3.1%
Bloomin’ Brands, Inc.	169,800	4,355,370
Everi Holdings, Inc.(1)	174,255	2,988,473

		7,343,843

Household Durables — 1.8%
Century Communities, Inc.	67,938	4,342,597

		4,342,597

Independent Power and Renewable Electricity Producers — 0.8%
Sunnova Energy International, Inc.(1)	130,309	2,035,427

		2,035,427

Industrial REITs — 1.0%
LXP Industrial Trust	233,878	2,411,282

		2,411,282

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Insurance — 1.0%
Assured Guaranty Ltd.	46,605	$2,342,833

		2,342,833

IT Services — 1.5%
BigCommerce Holdings, Inc.(1)	223,600	1,998,984
Thoughtworks Holding, Inc.(1)	203,821	1,500,123

		3,499,107

Leisure Products — 1.5%
Vista Outdoor, Inc.(1)	127,983	3,546,409

		3,546,409

Life Sciences Tools & Services — 1.6%
Maravai LifeSciences Holdings, Inc., Class A(1)	116,400	1,630,764
Syneos Health, Inc.(1)	60,422	2,152,232

		3,782,996

Machinery — 4.0%
Crane Holdings Co.	23,500	2,667,250
Hillman Solutions Corp.(1)	387,275	3,260,855
Terex Corp.	74,700	3,613,986

		9,542,091

Media — 2.4%
Gray Television, Inc.	230,116	2,006,612
Integral Ad Science Holding Corp.(1)	255,435	3,645,057

		5,651,669

Metals & Mining — 2.6%
Commercial Metals Co.	38,566	1,885,877
Constellium SE(1)	151,444	2,314,064
MP Materials Corp.(1)	76,276	2,150,221

		6,350,162

Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Redwood Trust, Inc.	318,858	2,149,103

		2,149,103

Multi-Utilities — 0.7%
Black Hills Corp.	25,659	1,619,083

		1,619,083

Office REITs — 1.4%
Corporate Office Properties Trust	144,334	3,422,159

		3,422,159

Oil, Gas & Consumable Fuels — 4.7%
CNX Resources Corp.(1)	129,314	2,071,610
HF Sinclair Corp.	55,448	2,682,574
Magnolia Oil & Gas Corp., Class A	170,145	3,722,773
Matador Resources Co.	56,600	2,696,990

		11,173,947

Pharmaceuticals — 2.3%
Cara Therapeutics, Inc.(1)	86,900	426,679
Intra-Cellular Therapies, Inc.(1)	45,071	2,440,595
Prestige Consumer Healthcare, Inc.(1)	44,400	2,780,772

		5,648,046

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Professional Services — 3.0%
ICF International, Inc.	27,694	$3,038,032
Korn Ferry	47,661	2,465,980
Sterling Check Corp.(1)	146,923	1,638,191

		7,142,203

Retail REITs — 1.8%
Kite Realty Group Trust	202,648	4,239,396

		4,239,396

Semiconductors & Semiconductor Equipment — 2.7%
Photronics, Inc.(1)	151,100	2,505,238
SMART Global Holdings, Inc.(1)	225,075	3,880,293

		6,385,531

Software — 4.7%
CommVault Systems, Inc.(1)	60,725	3,445,536
NCR Corp.(1)	147,082	3,469,664
Rapid7, Inc.(1)	54,634	2,508,247
WalkMe Ltd.(1)	184,190	1,959,782

		11,383,229

Specialized REITs — 1.3%
PotlatchDeltic Corp.	62,700	3,103,650

		3,103,650

Specialty Retail — 5.2%
Group 1 Automotive, Inc.	15,629	3,538,718
Murphy USA, Inc.	19,979	5,155,581
Petco Health & Wellness Co., Inc.(1)	168,156	1,513,404
Urban Outfitters, Inc.(1)	85,282	2,364,017

		12,571,720

Trading Companies & Distributors — 5.5%
Custom Truck One Source, Inc.(1)	335,017	2,274,766
GATX Corp.	26,001	2,860,630
Rush Enterprises, Inc., Class A	58,260	3,180,996
Textainer Group Holdings Ltd.	150,540	4,833,839

		13,150,231

Total Common Stocks (Cost $232,101,133)		239,385,070

	Principal Amount	Value

Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $465,241, due 4/3/2023(3)	$465,185	465,185

Total Repurchase Agreements (Cost $465,185)		465,185

Total Investments — 99.9% (Cost $232,566,318)		239,850,255

Assets in excess of other liabilities — 0.1%		272,968

Total Net Assets — 100.0%		$240,123,223

(1)	Non–income–producing security.
(2)

Security is restricted. Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. At March 31, 2023, the aggregate market value of these securities amounted to $1,769,616, representing 0.7% of net assets.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$486,800	$474,573

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$239,385,070	$—	$—	$239,385,070
Repurchase Agreements	—	465,185	—	465,185

Total	$239,385,070	$465,185	$—	$239,850,255

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — 98.9%
Bermuda — 3.0%
CK Infrastructure Holdings Ltd.	357,500	$1,951,919

		1,951,919

Brazil — 2.0%
Cia de Saneamento Basico do Estado de Sao Paulo	125,400	1,252,157

		1,252,157

China — 5.5%
China Longyuan Power Group Corp. Ltd., Class H	2,238,800	2,563,493
ENN Energy Holdings Ltd.	70,400	961,674

		3,525,167

France — 5.2%
Engie SA	211,541	3,345,457

		3,345,457

Germany — 3.3%
RWE AG	49,175	2,113,968

		2,113,968

Italy — 3.7%
Enel SpA	389,444	2,378,447

		2,378,447

Japan — 2.9%
Kansai Electric Power Co., Inc.	116,400	1,133,919
Tokyo Gas Co. Ltd.	37,800	711,791

		1,845,710

Portugal — 4.8%
EDP - Energias de Portugal SA	561,095	3,057,447

		3,057,447

Spain — 4.9%
Iberdrola SA	249,208	3,104,201

		3,104,201

United Kingdom — 4.0%
National Grid PLC	189,308	2,569,598

		2,569,598

United States — 59.6%
AES Corp.	140,987	3,394,967
American Electric Power Co., Inc.	31,130	2,832,519
Atmos Energy Corp.	26,592	2,987,877
CenterPoint Energy, Inc.	86,452	2,546,876
Constellation Energy Corp.	14,255	1,119,018
Dominion Energy, Inc.	16,022	895,790
Duke Energy Corp.	45,101	4,350,894
Edison International	42,339	2,988,710
Exelon Corp.	62,115	2,601,997
FirstEnergy Corp.	66,589	2,667,555
NextEra Energy, Inc.	44,255	3,411,175
NRG Energy, Inc.	20,122	689,983
Public Service Enterprise Group, Inc.	31,400	1,960,930
Sempra Energy	18,776	2,838,180
Southern Co.	40,696	2,831,628

		38,118,099

Total Common Stocks (Cost $54,387,980)		63,262,170

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $265,065, due 4/3/2023(1)	$265,033	$265,033

Total Repurchase Agreements (Cost $265,033)		265,033

Total Investments — 99.3% (Cost $54,653,013)		63,527,203

Assets in excess of other liabilities — 0.7%		427,846

Total Net Assets — 100.0%		$63,955,049

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$277,300	$270,335

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Bermuda	$—	$1,951,919	*	$—	$1,951,919
Brazil	1,252,157	—		—	1,252,157
China	—	3,525,167	*	—	3,525,167
France	—	3,345,457	*	—	3,345,457
Germany	—	2,113,968	*	—	2,113,968
Italy	—	2,378,447	*	—	2,378,447
Japan	—	1,845,710	*	—	1,845,710
Portugal	—	3,057,447	*	—	3,057,447
Spain	—	3,104,201	*	—	3,104,201
United Kingdom	—	2,569,598	*	—	2,569,598
United States	38,118,099	—		—	38,118,099
Repurchase Agreements	—	265,033		—	265,033

Total	$39,370,256	$24,156,947		$—	$63,527,203

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 12.4%
Federal Home Loan Mortgage Corp.
2.50% due 9/1/2052	$3,702,293	$3,193,098
3.50% due 6/1/2052	3,056,640	2,837,679
4.00% due 10/1/2037	457,214	449,973
4.00% due 6/1/2052	4,293,122	4,103,020
4.50% due 9/1/2052	485,541	475,436
5.00% due 12/1/2052	1,076,491	1,073,091
Federal National Mortgage Association
2.50% due 5/1/2052	1,242,644	1,070,560
3.00% due 7/1/2051	1,808,408	1,621,792
3.00% due 3/1/2052	4,046,833	3,628,762
3.00% due 5/1/2052	2,204,976	1,976,797
3.50% due 6/1/2052	4,991,800	4,634,251
3.50% due 10/1/2052	1,963,697	1,822,802
3.50% due 11/1/2052	1,873,433	1,739,015
4.00% due 12/1/2052	1,281,819	1,225,072

Total Agency Mortgage–Backed Securities (Cost $29,849,250)		29,851,348

Asset–Backed Securities — 16.6%
AIMCO CLO
2017-AA DR
7.958% (3 mo. USD LIBOR + 3.15%) due 4/20/2034(1)(2)(3)	1,800,000	1,632,420
Allegro CLO VI Ltd.
2017-2A B
6.292% (3 mo. USD LIBOR + 1.50%) due 1/17/2031(1)(2)(3)	1,000,000	968,400
Ares XXXIV CLO Ltd.
2015-2A BR2
6.392% (3 mo. USD LIBOR + 1.60%) due 4/17/2033(1)(2)(3)	300,000	286,050
Avis Budget Rental Car Funding AESOP LLC
2019-3A A
2.36% due 3/20/2026(1)	1,180,000	1,119,604
Barings CLO Ltd.
2020-1A AR
5.942% (3 mo. USD LIBOR + 1.15%) due 10/15/2036(1)(2)(3)	1,350,000	1,313,163
Battery Park CLO II Ltd.
2022-1A A1
6.39% (3 mo. USD Term SOFR + 2.21%) due 10/20/2035(1)(2)	1,800,000	1,806,120
BlueMountain CLO Ltd.
2014-2A BR2
6.558% (3 mo. USD LIBOR + 1.75%) due 10/20/2030(1)(2)(3)	600,000	582,900
CarMax Auto Owner Trust
2020-4 B
0.85% due 6/15/2026	1,250,000	1,162,776
Cathedral Lake VI Ltd.
2021-6A AN
6.068% (3 mo. USD LIBOR + 1.25%) due 4/25/2034(1)(2)(3)	1,400,000	1,372,028

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
CIFC Funding Ltd.
2013-4A BRR
6.415% (3 mo. USD LIBOR + 1.60%) due 4/27/2031(1)(2)(3)	$1,200,000	$1,167,240
DB Master Finance LLC
2021-1A A2II
2.493% due 11/20/2051(1)	938,125	801,519
Dell Equipment Finance Trust
2020-2 A3
0.57% due 10/23/2023(1)	171,950	171,513
Dryden 80 CLO Ltd.
2019-80A AR
5.908% (3 mo. USD Term SOFR + 1.25%) due 1/17/2033(1)(2)	1,700,000	1,668,040
Elmwood CLO IX Ltd.
2021-2A C
6.708% (3 mo. USD LIBOR + 1.90%) due 7/20/2034(1)(2)(3)	1,000,000	933,000
Ford Credit Auto Owner Trust
2020-1 A
2.04% due 8/15/2031(1)	1,600,000	1,516,187
GM Financial Automobile Leasing Trust
2023-1 A3
5.16% due 4/20/2026	1,050,000	1,053,310
Golden Credit Card Trust
2018-4A A
3.44% due 8/15/2025(1)	1,410,000	1,399,572
Greywolf CLO II Ltd.
2013-1A C2RR
8.992% (3 mo. USD LIBOR + 4.20%) due 4/15/2034(1)(2)(3)	2,400,000	2,202,713
Gulf Stream Meridian 6 Ltd.
2021-6A A1
5.982% (3 mo. USD LIBOR + 1.19%) due 1/15/2037(1)(2)(3)	1,300,000	1,264,250
Hyundai Auto Receivables Trust
2021-A A3
0.38% due 9/15/2025	1,528,762	1,479,606
ICG U.S. CLO Ltd.
2018-2A B
6.565% (3 mo. USD LIBOR + 1.75%) due 7/22/2031(1)(2)(3)	1,000,000	966,900
KKR CLO 38 Ltd.
38A A1
5.978% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(2)	1,500,000	1,466,692
Madison Park Funding XXIII Ltd.
2017-23A BR
6.365% (3 mo. USD LIBOR + 1.55%) due 7/27/2031(1)(2)(3)	1,150,000	1,123,435
Master Credit Card Trust
2021-1A A
0.53% due 11/21/2025(1)	1,410,000	1,336,225

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Neuberger Berman CLO XVII Ltd.
2014-17A BR2
6.315% (3 mo. USD LIBOR + 1.50%) due 4/22/2029(1)(2)(3)	$1,400,000	$1,357,440
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A A
5.852% (3 mo. USD LIBOR + 1.06%) due 4/16/2033(1)(2)(3)	1,400,000	1,373,540
Nissan Auto Lease Trust
2023-A A4
4.80% due 7/15/2027	900,000	899,920
Octagon Investment Partners 50 Ltd.
2020-4A DR
7.942% (3 mo. USD LIBOR + 3.15%) due 1/15/2035(1)(2)(3)	400,000	331,160
OHA Credit Funding 2 Ltd.
2019-2A CR
7.015% (3 mo. USD LIBOR + 2.20%) due 4/21/2034(1)(2)(3)	1,800,000	1,709,640
Oscar U.S. Funding XIV LLC
2022-1A A2
1.60% due 3/10/2025(1)	663,888	653,128
TIAA CLO IV Ltd.
2018-1A A2
6.508% (3 mo. USD LIBOR + 1.70%) due 1/20/2032(1)(2)(3)	1,520,000	1,489,296
Toyota Auto Receivables Owner Trust
2019-C A4
1.88% due 11/15/2024	338,670	336,996
Voya CLO Ltd.
2016-3A A3R
6.545% (3 mo. USD LIBOR + 1.75%) due 10/18/2031(1)(2)(3)	835,000	806,359
Westlake Automobile Receivables Trust
2022-3A A2
5.24% due 7/15/2025(1)	840,000	837,520
World Omni Auto Receivables Trust
2022-C A2
3.73% due 3/16/2026	1,347,270	1,331,963

Total Asset–Backed Securities (Cost $41,010,748)		39,920,625

Corporate Bonds & Notes — 21.4%
Aerospace & Defense — 0.5%
Northrop Grumman Corp.
4.95% due 3/15/2053	300,000	298,671
Raytheon Technologies Corp.
5.15% due 2/27/2033	600,000	623,478
5.375% due 2/27/2053	200,000	210,568

		1,132,717

Agriculture — 0.4%
Philip Morris International, Inc.
5.75% due 11/17/2032	1,000,000	1,049,040

		1,049,040

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Biotechnology — 0.3%
Amgen, Inc.
5.25% due 3/2/2033	$700,000	$718,921

		718,921

Chemicals — 0.3%
Nutrien Ltd.
4.90% due 3/27/2028	300,000	300,300
5.80% due 3/27/2053	300,000	309,819

		610,119

Commercial Banks — 5.8%
Bank of America Corp.
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD LIBOR + 1.31% thereafter) due 7/23/2029(2)(3)	3,000,000	2,887,410
BNP Paribas SA
5.125% (5.125% fixed rate until 1/13/2028; 1 yr. CMT + 1.45% thereafter) due 1/13/2029(1)(2)	1,000,000	1,000,180
Deutsche Bank AG
2.311% (2.311% fixed rate until 11/16/2026; SOFR + 1.22% thereafter) due 11/16/2027(2)	1,200,000	1,015,476
Discover Bank
4.682% (4.682% fixed rate until 8/9/2023; 5 yr. USD Swap + 1.73% thereafter) due 8/9/2028(2)	1,300,000	1,198,275
JPMorgan Chase & Co.
4.203% (4.203% fixed rate until 7/23/2028; 3 mo. USD LIBOR + 1.26% thereafter) due 7/23/2029(2)(3)	2,800,000	2,704,044
Mitsubishi UFJ Financial Group, Inc.
5.475% (5.475% fixed rate until 2/22/2030; 1 yr. CMT + 1.53% thereafter) due 2/22/2031(2)	500,000	503,945
Mizuho Financial Group, Inc.
5.667% (5.667% fixed rate until 5/27/2028; 1 yr. CMT + 1.5% thereafter) due 5/27/2029(2)	700,000	709,296
Morgan Stanley
5.123% (5.123% fixed rate until 2/1/2028; SOFR + 1.73% thereafter) due 2/1/2029(2)	2,700,000	2,716,902
NatWest Group PLC
5.847% (5.847% fixed rate until 3/2/2026; 1 yr. CMT + 1.35% thereafter) due 3/2/2027(2)	100,000	100,228
PNC Financial Services Group, Inc.
2.55% due 1/22/2030	500,000	426,500

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Truist Financial Corp.
4.873% (4.873% fixed rate until 1/26/2028; SOFR + 1.44% thereafter) due 1/26/2029(2)	$600,000	$583,974

		13,846,230

Computers — 0.2%
Apple, Inc.
2.65% due 2/8/2051	200,000	140,252
3.35% due 8/8/2032	400,000	377,656

		517,908

Cosmetics & Personal Care — 0.9%
Haleon U.S. Capital LLC
3.625% due 3/24/2032	1,200,000	1,089,564
Kenvue, Inc.
4.90% due 3/22/2033(1)	700,000	724,332
5.05% due 3/22/2053(1)	300,000	310,482

		2,124,378

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.00% due 10/29/2028	1,400,000	1,220,828
3.30% due 1/30/2032	300,000	247,764
Air Lease Corp.
5.30% due 2/1/2028	500,000	493,940
Mastercard, Inc.
4.85% due 3/9/2033	500,000	520,395

		2,482,927

Electric — 0.7%
Consumers Energy Co.
4.20% due 9/1/2052	200,000	175,342
Duke Energy Corp.
3.50% due 6/15/2051	450,000	330,417
Exelon Corp.
5.60% due 3/15/2053	400,000	407,864
Pacific Gas and Electric Co.
3.75% due 7/1/2028	300,000	275,958
6.70% due 4/1/2053	400,000	412,684
Wisconsin Public Service Corp.
2.85% due 12/1/2051	100,000	68,726

		1,670,991

Entertainment — 0.3%
Warnermedia Holdings, Inc.
4.279% due 3/15/2032(1)	750,000	669,210

		669,210

Food — 0.4%
Kraft Heinz Foods Co.
3.75% due 4/1/2030	800,000	758,176
Kroger Co.
1.70% due 1/15/2031	200,000	159,392

		917,568

Gas — 0.3%
CenterPoint Energy Resources Corp.
5.40% due 3/1/2033	600,000	620,382

		620,382

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Healthcare-Products — 0.5%
Abbott Laboratories
4.75% due 11/30/2036	$1,200,000	$1,245,684

		1,245,684

Healthcare-Services — 0.2%
UnitedHealth Group, Inc.
4.20% due 5/15/2032	600,000	587,178

		587,178

Insurance — 1.0%
Aon Corp. / Aon Global Holdings PLC
5.35% due 2/28/2033	600,000	620,706
Athene Holding Ltd.
3.50% due 1/15/2031	500,000	416,740
Corebridge Financial, Inc.
3.90% due 4/5/2032(1)	300,000	259,509
Hartford Financial Services Group, Inc.
3.60% due 8/19/2049	400,000	303,876
MetLife, Inc.
4.55% due 3/23/2030	500,000	492,475
5.25% due 1/15/2054	200,000	195,184
Prudential Financial, Inc.
3.70% due 3/13/2051	100,000	75,726
5.75% due 7/15/2033	100,000	106,575

		2,470,791

Internet — 0.2%
Netflix, Inc.
4.875% due 6/15/2030(1)	500,000	498,655

		498,655

Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25% due 1/15/2029	200,000	166,786
4.40% due 4/1/2033	300,000	265,908
5.25% due 4/1/2053	100,000	80,857
Comcast Corp.
1.95% due 1/15/2031	340,000	282,666
2.887% due 11/1/2051	200,000	136,482

		932,699

Miscellaneous Manufacturing — 0.3%
Parker-Hannifin Corp.
4.50% due 9/15/2029	600,000	596,028

		596,028

Oil & Gas — 1.3%
BP Capital Markets America, Inc.
4.812% due 2/13/2033	1,500,000	1,523,130
Cenovus Energy, Inc.
2.65% due 1/15/2032	400,000	330,296
3.75% due 2/15/2052	200,000	145,604
Marathon Oil Corp.
6.80% due 3/15/2032	400,000	422,352
Valero Energy Corp.
2.80% due 12/1/2031	700,000	588,826

		3,010,208

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pharmaceuticals — 1.3%
AbbVie, Inc.
4.25% due 11/21/2049	$200,000	$176,446
Bristol Myers Squibb Co.
2.95% due 3/15/2032	2,100,000	1,893,717
CVS Health Corp.
2.125% due 9/15/2031	1,200,000	979,500

		3,049,663

Pipelines — 0.9%
Energy Transfer LP
3.75% due 5/15/2030	500,000	461,305
5.00% due 5/15/2050	200,000	170,172
ONEOK, Inc.
6.10% due 11/15/2032	1,200,000	1,242,768
Western Midstream Operating LP
6.15% due 4/1/2033	300,000	304,779

		2,179,024

Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.
5.50% due 3/15/2028	1,000,000	1,021,050
5.65% due 3/15/2033	500,000	515,175
AvalonBay Communities, Inc.
5.00% due 2/15/2033	600,000	609,408
Essex Portfolio LP
1.70% due 3/1/2028	700,000	601,769
Realty Income Corp.
4.85% due 3/15/2030	900,000	887,976

		3,635,378

Semiconductors — 0.8%
Broadcom, Inc.
4.15% due 4/15/2032(1)	1,100,000	1,002,958
Intel Corp.
5.20% due 2/10/2033	600,000	610,194
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.65% due 2/15/2032	500,000	409,400

		2,022,552

Software — 0.4%
Microsoft Corp.
2.921% due 3/17/2052	200,000	151,558
Oracle Corp.
5.55% due 2/6/2053	200,000	190,356
6.25% due 11/9/2032	400,000	429,352
6.90% due 11/9/2052	200,000	224,186

		995,452

Telecommunications — 1.1%
AT&T, Inc.
2.55% due 12/1/2033	900,000	723,969
3.65% due 6/1/2051	450,000	340,609
T-Mobile USA, Inc.
2.70% due 3/15/2032	950,000	800,071
3.40% due 10/15/2052	200,000	144,032
Verizon Communications, Inc.
2.355% due 3/15/2032	900,000	738,405

		2,747,086

Transportation — 0.4%
Union Pacific Corp.
3.95% due 9/10/2028	300,000	296,880
4.50% due 1/20/2033	200,000	200,580

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Transportation — (continued)
4.95% due 5/15/2053	$500,000	$505,715

		1,003,175

Total Corporate Bonds & Notes (Cost $52,081,712)		51,333,964

Non–Agency Mortgage–Backed Securities — 7.9%
BANK
2019-BN24 AS
3.283% due 11/15/2062(2)(4)	1,412,000	1,193,207
2022-BNK43 AS
4.83% due 8/15/2055(2)(4)	900,000	827,719
2022-BNK43 B
5.153% due 8/15/2055(2)(4)	500,000	435,169
BB-UBS Trust
2012-SHOW A
3.43% due 11/5/2036(1)	1,200,000	1,142,510
Benchmark Mortgage Trust
2019-B12 AS
3.419% due 8/15/2052	4,500,000	3,849,344
Citigroup Commercial Mortgage Trust
2016-C3 AS
3.366% due 11/15/2049(2)(4)	1,000,000	897,986
Commercial Mortgage Trust
2014-CR18 AM
4.103% due 7/15/2047	1,455,000	1,398,452
Freddie Mac STACR REMIC Trust
2021-DNA7 M2
6.36% due 11/25/2041(1)(2)(4)	1,100,000	1,043,893
2021-HQA4 M1
5.51% due 12/25/2041(1)(2)(4)	729,375	702,607
2022-DNA1 M1A
5.56% due 1/25/2042(1)(2)(4)	663,891	648,549
2022-HQA3 M1A
6.86% due 8/25/2042(1)(2)(4)	1,350,244	1,354,033
Jackson Park Trust
2019-LIC B
2.914% due 10/14/2039(1)	640,000	533,638
Morgan Stanley Capital I Trust
2020-L4 AS
2.88% due 2/15/2053	1,000,000	814,944
NYC Commercial Mortgage Trust
2021-909 C
3.206% due 4/10/2043(1)(2)(4)	385,000	269,003
ONE Park Mortgage Trust
2021-PARK B
5.892% due 3/15/2036(1)(2)(4)	500,000	459,184
SLG Office Trust
2021-OVA A
2.585% due 7/15/2041(1)	1,600,000	1,273,975
Stack Infrastructure Issuer LLC
2021-1A A2
1.877% due 3/26/2046(1)	750,000	672,292
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	1,500,000	1,460,088

Total Non–Agency Mortgage–Backed Securities (Cost $21,546,772)		18,976,593

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

U.S. Government Agencies — 1.0%
Fannie Mae Discount Note 1.545% due 4/3/2023(5)	$2,500,000	$2,499,685

Total U.S. Government Agencies (Cost $2,499,444)		2,499,685

U.S. Government Securities — 33.6%
U.S. Treasury Bond
3.625% due 2/15/2053	12,000,000	11,915,625
3.875% due 2/15/2043	12,000,000	12,106,875
4.00% due 11/15/2042	10,700,000	10,990,906
U.S. Treasury Note
3.50% due 2/15/2033	7,500,000	7,512,891
3.625% due 3/31/2028	18,000,000	18,032,344
3.875% due 3/31/2025	20,000,000	19,939,844

Total U.S. Government Securities (Cost $80,458,173)		80,498,485

	Shares	Value

Common Stocks — 0.0%
Media — 0.0%
Altice USA, Inc., Class A(6)	10,940	37,415

Total Common Stocks (Cost $125,181)		37,415

Exchange–Traded Funds — 4.6%
iShares MBS ETF	63,000	5,967,990
Vanguard Short-Term Inflation-Protected Securities ETF	103,300	4,939,806

Total Exchange–Traded Funds (Cost $11,167,951)		10,907,796

	Principal Amount	Value

Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $1,318,090, due 4/3/2023(7)	$1,317,932	1,317,932

Total Repurchase Agreements (Cost $1,317,932)		1,317,932

Total Investments — 98.1% (Cost $240,057,163)		235,343,843

Assets in excess of other liabilities — 1.9%		4,527,584

Total Net Assets — 100.0%		$239,871,427

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2023, the aggregate market value of these securities amounted to $46,221,064, representing 19.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2023.
(3)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	Interest rate shown reflects the discount rate at time of purchase.
(6)	Non–income–producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$1,379,000	$1,344,364

Open futures contracts at March 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	June 2023	93	Long	$19,050,834	$19,200,140	$149,306
U.S. 5-Year Treasury Note	June 2023	147	Long	16,249,391	16,097,649	(151,742)

Total				$35,300,225	$35,297,789	$(2,436)

Centrally cleared credit default swap agreements — buy protection(8):

Reference Entity	Implied Credit Spread at 3/31/23(9)	Notional Amount(10)		Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments	Value	Unrealized Depreciation
CDX.NA.HY.S39	4.63%	USD	21,325,000	12/20/2027	(5.00)%	Quarterly	$481,713	$(251,669)	$(733,382)

(8)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(9)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(10)

The notional amount represents the maximum potential amount the Fund could be required to pay as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$29,851,348	$—	$29,851,348
Asset–Backed Securities	—	39,920,625	—	39,920,625
Corporate Bonds & Notes	—	51,333,964	—	51,333,964
Non–Agency Mortgage–Backed Securities	—	18,976,593	—	18,976,593
U.S. Government Agencies	—	2,499,685	—	2,499,685
U.S. Government Securities	—	80,498,485	—	80,498,485
Common Stocks	37,415	—	—	37,415
Exchange–Traded Funds	10,907,796	—	—	10,907,796
Repurchase Agreements	—	1,317,932	—	1,317,932

Total	$10,945,211	$224,398,632	$—	$235,343,843

Other Financial Instruments
Futures Contracts
Assets	$149,306	$—	$—	$149,306
Liabilities	(151,742)	—	—	(151,742)
Swap Contracts
Liabilities	—	(733,382)	—	(733,382)

Total	$(2,436)	$(733,382)	$—	$(735,818)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 12.1%
Federal Home Loan Mortgage Corp.
3.00% due 3/1/2052	$2,159,674	$1,936,524
3.50% due 6/1/2052	3,820,800	3,547,098
4.00% due 10/1/2037	457,214	449,973
4.00% due 6/1/2052	715,520	683,837
4.50% due 9/1/2052	485,541	475,436
5.00% due 12/1/2052	1,272,217	1,268,198
Federal National Mortgage Association
2.50% due 1/1/2052	3,917,887	3,376,749
2.50% due 5/1/2052	2,698,554	2,324,851
3.00% due 7/1/2051	2,260,510	2,027,240
3.00% due 3/1/2052	3,454,613	3,097,723
3.00% due 5/1/2052	4,793,427	4,297,386
3.50% due 6/1/2052	4,415,823	4,099,529
3.50% due 10/1/2052	2,356,436	2,187,363
3.50% due 11/1/2052	2,267,840	2,105,124
4.00% due 12/1/2052	1,281,819	1,225,072

Total Agency Mortgage–Backed Securities (Cost $33,153,576)		33,102,103

Asset–Backed Securities — 19.2%
Allegro CLO VI Ltd.
2017-2A B
6.292% (3 mo. USD LIBOR + 1.50%) due 1/17/2031(1)(2)(3)	1,000,000	968,400
Anchorage Capital CLO 7 Ltd.
2015-7A BR2
6.552% (3 mo. USD LIBOR + 1.75%) due 1/28/2031(1)(2)(3)	500,000	489,450
Ares XXXIIR CLO Ltd.
2014-32RA B
6.664% (3 mo. USD LIBOR + 1.80%) due 5/15/2030(1)(2)(3)	1,200,000	1,124,520
Ares XXXIV CLO Ltd.
2015-2A BR2
6.392% (3 mo. USD LIBOR + 1.60%) due 4/17/2033(1)(2)(3)	450,000	429,075
Avis Budget Rental Car Funding AESOP LLC
2019-3A A
2.36% due 3/20/2026(1)	1,380,000	1,309,367
Barings CLO Ltd.
2020-1A AR
5.942% (3 mo. USD LIBOR + 1.15%) due 10/15/2036(1)(2)(3)	1,550,000	1,507,705
Battalion CLO XX Ltd.
2021-20A D
7.892% (3 mo. USD LIBOR + 3.10%) due 7/15/2034(1)(2)(3)	2,000,000	1,707,316
BlueMountain CLO Ltd.
2014-2A BR2
6.558% (3 mo. USD LIBOR + 1.75%) due 10/20/2030(1)(2)(3)	800,000	777,200
BMW Vehicle Lease Trust
2023-1 A3
5.16% due 11/25/2025	1,000,000	1,005,576

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Carlyle U.S. CLO Ltd.
2017-3A BR
6.808% (3 mo. USD LIBOR + 2.00%) due 7/20/2029(1)(2)(3)	$3,000,000	$2,817,300
CarMax Auto Owner Trust
2020-4 B
0.85% due 6/15/2026	1,400,000	1,302,310
Cathedral Lake VI Ltd.
2021-6A AN
6.068% (3 mo. USD LIBOR + 1.25%) due 4/25/2034(1)(2)(3)	1,200,000	1,176,024
CIFC Funding Ltd.
2013-4A BRR
6.415% (3 mo. USD LIBOR + 1.60%) due 4/27/2031(1)(2)(3)	800,000	778,160
DB Master Finance LLC
2021-1A A2II
2.493% due 11/20/2051(1)	1,036,875	885,889
Dell Equipment Finance Trust
2020-2 A3
0.57% due 10/23/2023(1)	195,972	195,475
Elmwood CLO IX Ltd.
2021-2A C
6.708% (3 mo. USD LIBOR + 1.90%) due 7/20/2034(1)(2)(3)	3,000,000	2,799,000
Ford Credit Auto Owner Trust
2020-1 A
2.04% due 8/15/2031(1)	1,100,000	1,042,379
Ford Credit Floorplan Master Owner Trust
2020-2 A
1.06% due 9/15/2027	1,500,000	1,369,439
GM Financial Automobile Leasing Trust
2023-1 A3
5.16% due 4/20/2026	1,140,000	1,143,594
GM Financial Consumer Automobile Receivables Trust
2020-A A3
0.38% due 8/18/2025	750,542	731,371
Golden Credit Card Trust
2018-4A A
3.44% due 8/15/2025(1)	1,590,000	1,578,240
Gulf Stream Meridian 6 Ltd.
2021-6A A1
5.982% (3 mo. USD LIBOR + 1.19%) due 1/15/2037(1)(2)(3)	1,150,000	1,118,375
ICG U.S. CLO Ltd.
2018-2A B
6.565% (3 mo. USD LIBOR + 1.75%) due 7/22/2031(1)(2)(3)	1,300,000	1,256,970
KKR CLO 38 Ltd.
38A A1
5.978% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(2)	1,725,000	1,686,696

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Madison Park Funding XXIII Ltd.
2017-23A BR
6.365% (3 mo. USD LIBOR + 1.55%) due 7/27/2031(1)(2)(3)	$1,300,000	$1,269,970
Master Credit Card Trust
2021-1A A
0.53% due 11/21/2025(1)	1,590,000	1,506,806
Neuberger Berman CLO XVI-S Ltd.
2017-16SA BR
6.192% (3 mo. USD LIBOR + 1.40%) due 4/15/2034(1)(2)(3)	1,000,000	943,900
Neuberger Berman CLO XVII Ltd.
2014-17A BR2
6.315% (3 mo. USD LIBOR + 1.50%) due 4/22/2029(1)(2)(3)	1,100,000	1,066,560
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A A
5.852% (3 mo. USD LIBOR + 1.06%) due 4/16/2033(1)(2)(3)	1,500,000	1,471,650
Nissan Auto Lease Trust
2023-A A4
4.80% due 7/15/2027	550,000	549,951
Octagon Investment Partners 50 Ltd.
2020-4A DR
7.942% (3 mo. USD LIBOR + 3.15%) due 1/15/2035(1)(2)(3)	1,100,000	910,690
Octagon Loan Funding Ltd.
2014-1A CRR
7.115% (3 mo. USD LIBOR + 2.20%) due 11/18/2031(1)(2)(3)	3,200,000	3,010,240
OHA Credit Funding 3 Ltd.
2019-3A CR
6.758% (3 mo. USD LIBOR + 1.95%) due 7/2/2035(1)(2)(3)	3,000,000	2,803,800
Oscar U.S. Funding XIV LLC
2022-1A A2
1.60% due 3/10/2025(1)	716,999	705,379
Riserva CLO Ltd.
2016-3A CRR
6.595% (3 mo. USD LIBOR + 1.80%) due 1/18/2034(1)(2)(3)	3,000,000	2,747,700
Synchrony Card Funding LLC
2022-A1 A
3.37% due 4/15/2028	1,190,000	1,155,370
TIAA CLO IV Ltd.
2018-1A A2
6.508% (3 mo. USD LIBOR + 1.70%) due 1/20/2032(1)(2)(3)	1,720,000	1,685,256
Toyota Auto Receivables Owner Trust
2019-C A4
1.88% due 11/15/2024	338,670	336,996

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Voya CLO Ltd.
2016-3A A3R
6.545% (3 mo. USD LIBOR + 1.75%) due 10/18/2031(1)(2)(3)	$955,000	$922,243
Westlake Automobile Receivables Trust
2022-3A A2
5.24% due 7/15/2025(1)	950,000	947,196
World Omni Auto Receivables Trust
2022-C A2
3.73% due 3/16/2026	1,539,737	1,522,243

Total Asset–Backed Securities (Cost $55,047,387)		52,755,781

Corporate Bonds & Notes — 20.6%
Aerospace & Defense — 0.4%
Northrop Grumman Corp.
4.95% due 3/15/2053	200,000	199,114
Raytheon Technologies Corp.
5.15% due 2/27/2033	600,000	623,478
5.375% due 2/27/2053	200,000	210,568

		1,033,160

Agriculture — 0.5%
Philip Morris International, Inc.
5.75% due 11/17/2032	1,200,000	1,258,848

		1,258,848

Biotechnology — 0.2%
Amgen, Inc.
5.25% due 3/2/2033	500,000	513,515

		513,515

Chemicals — 0.2%
Nutrien Ltd.
4.90% due 3/27/2028	300,000	300,300
5.80% due 3/27/2053	300,000	309,819

		610,119

Commercial Banks — 5.5%
Bank of America Corp.
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD LIBOR + 1.31% thereafter) due 7/23/2029(2)(3)	3,300,000	3,176,151
BNP Paribas SA
5.125% (5.125% fixed rate until 1/13/2028; 1 yr. CMT + 1.45% thereafter) due 1/13/2029(1)(2)	1,200,000	1,200,216
Deutsche Bank AG
2.311% (2.311% fixed rate until 11/16/2026; SOFR + 1.22% thereafter) due 11/16/2027(2)	1,400,000	1,184,722
Discover Bank
4.682% (4.682% fixed rate until 8/9/2023; 5 yr. USD Swap + 1.73% thereafter) due 8/9/2028(2)	1,300,000	1,198,275

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
JPMorgan Chase & Co.
4.203% (4.203% fixed rate until 7/23/2028; 3 mo. USD LIBOR + 1.26% thereafter) due 7/23/2029(2)(3)	$3,100,000	$2,993,763
Mitsubishi UFJ Financial Group, Inc.
5.475% (5.475% fixed rate until 2/22/2030; 1 yr. CMT + 1.53% thereafter) due 2/22/2031(2)	500,000	503,945
Mizuho Financial Group, Inc.
5.667% (5.667% fixed rate until 5/27/2028; 1 yr. CMT + 1.5% thereafter) due 5/27/2029(2)	700,000	709,296
Morgan Stanley
5.123% (5.123% fixed rate until 2/1/2028; SOFR + 1.73% thereafter) due 2/1/2029(2)	3,100,000	3,119,406
NatWest Group PLC
5.847% (5.847% fixed rate until 3/2/2026; 1 yr. CMT + 1.35% thereafter) due 3/2/2027(2)	100,000	100,228
PNC Financial Services Group, Inc.
2.55% due 1/22/2030	500,000	426,500
Truist Financial Corp.
4.873% (4.873% fixed rate until 1/26/2028; SOFR + 1.44% thereafter) due 1/26/2029(2)	600,000	583,974

		15,196,476

Computers — 0.2%
Apple, Inc.
2.65% due 2/8/2051	100,000	70,126
3.35% due 8/8/2032	400,000	377,656

		447,782

Cosmetics & Personal Care — 0.8%
Haleon U.S. Capital LLC
3.625% due 3/24/2032	1,400,000	1,271,158
Kenvue, Inc.
4.90% due 3/22/2033(1)	700,000	724,332
5.05% due 3/22/2053(1)	300,000	310,482

		2,305,972

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.00% due 10/29/2028	1,200,000	1,046,424
3.30% due 1/30/2032	500,000	412,940
Air Lease Corp.
5.30% due 2/1/2028	600,000	592,728
Mastercard, Inc.
4.85% due 3/9/2033	600,000	624,474

		2,676,566

Electric — 0.9%
Alabama Power Co.
3.94% due 9/1/2032	550,000	516,032
Consumers Energy Co.
4.20% due 9/1/2052	200,000	175,342

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
Duke Energy Corp.
3.50% due 6/15/2051	$450,000	$330,417
Exelon Corp.
5.60% due 3/15/2053	400,000	407,864
Pacific Gas and Electric Co.
3.75% due 7/1/2028	600,000	551,916
6.70% due 4/1/2053	300,000	309,513
Wisconsin Public Service Corp.
2.85% due 12/1/2051	150,000	103,089

		2,394,173

Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.279% due 3/15/2032(1)	750,000	669,210

		669,210

Food — 0.5%
Kraft Heinz Foods Co.
3.75% due 4/1/2030	900,000	852,948
Kroger Co.
1.70% due 1/15/2031	650,000	518,024

		1,370,972

Gas — 0.3%
CenterPoint Energy Resources Corp.
5.40% due 3/1/2033	900,000	930,573

		930,573

Healthcare-Products — 0.5%
Abbott Laboratories
4.75% due 11/30/2036	1,400,000	1,453,298

		1,453,298

Healthcare-Services — 0.2%
UnitedHealth Group, Inc.
4.20% due 5/15/2032	600,000	587,178

		587,178

Insurance — 1.1%
Aon Corp. / Aon Global Holdings PLC
5.35% due 2/28/2033	700,000	724,157
Athene Holding Ltd.
3.50% due 1/15/2031	450,000	375,066
Corebridge Financial, Inc.
3.90% due 4/5/2032(1)	300,000	259,509
Hartford Financial Services Group, Inc.
2.80% due 8/19/2029	510,000	448,580
3.60% due 8/19/2049	200,000	151,938
MetLife, Inc.
4.55% due 3/23/2030	500,000	492,475
5.25% due 1/15/2054	300,000	292,776
Prudential Financial, Inc.
3.70% due 3/13/2051	100,000	75,726
5.75% due 7/15/2033	100,000	106,575

		2,926,802

Internet — 0.2%
Netflix, Inc.
4.875% due 6/15/2030(1)	600,000	598,386

		598,386

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Media — 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25% due 1/15/2029	$300,000	$250,179
3.90% due 6/1/2052	20,000	13,175
4.40% due 4/1/2033	300,000	265,908
5.25% due 4/1/2053	100,000	80,857
Comcast Corp.
1.95% due 1/15/2031	670,000	557,018
2.887% due 11/1/2051	200,000	136,482

		1,303,619

Miscellaneous Manufacturing — 0.4%
Parker-Hannifin Corp.
4.25% due 9/15/2027	600,000	589,806
4.50% due 9/15/2029	600,000	596,028

		1,185,834

Oil & Gas — 0.9%
BP Capital Markets America, Inc.
3.06% due 6/17/2041	450,000	348,021
4.812% due 2/13/2033	700,000	710,794
Cenovus Energy, Inc.
2.65% due 1/15/2032	300,000	247,722
3.75% due 2/15/2052	200,000	145,604
Marathon Oil Corp.
6.80% due 3/15/2032	400,000	422,352
Valero Energy Corp.
2.80% due 12/1/2031	800,000	672,944

		2,547,437

Pharmaceuticals — 1.2%
AbbVie, Inc.
3.20% due 11/21/2029	300,000	278,271
4.25% due 11/21/2049	100,000	88,223
Bristol Myers Squibb Co.
2.95% due 3/15/2032	1,800,000	1,623,186
CVS Health Corp.
2.125% due 9/15/2031	1,500,000	1,224,375

		3,214,055

Pipelines — 0.8%
Energy Transfer LP
3.75% due 5/15/2030	500,000	461,305
5.00% due 5/15/2050	200,000	170,172
ONEOK, Inc.
6.10% due 11/15/2032	1,300,000	1,346,332
Western Midstream Operating LP
6.15% due 4/1/2033	300,000	304,779

		2,282,588

Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.
5.50% due 3/15/2028	1,200,000	1,225,260
5.65% due 3/15/2033	500,000	515,175
AvalonBay Communities, Inc.
5.00% due 2/15/2033	800,000	812,544
Essex Portfolio LP
1.70% due 3/1/2028	900,000	773,703
Realty Income Corp.
4.85% due 3/15/2030	900,000	887,976

		4,214,658

Semiconductors — 0.7%
Broadcom, Inc.
4.15% due 4/15/2032(1)	1,100,000	1,002,958

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Semiconductors — (continued)
Intel Corp.
5.20% due 2/10/2033	$600,000	$610,194
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.65% due 2/15/2032	250,000	204,700

		1,817,852

Software — 0.4%
Microsoft Corp.
2.921% due 3/17/2052	300,000	227,337
Oracle Corp.
5.55% due 2/6/2053	200,000	190,356
6.25% due 11/9/2032	500,000	536,690
6.90% due 11/9/2052	200,000	224,186

		1,178,569

Telecommunications — 1.1%
AT&T, Inc.
2.55% due 12/1/2033	900,000	723,969
3.65% due 6/1/2051	550,000	416,301
T-Mobile USA, Inc.
2.70% due 3/15/2032	750,000	631,635
3.40% due 10/15/2052	400,000	288,064
Verizon Communications, Inc.
2.355% due 3/15/2032	1,050,000	861,472

		2,921,441

Transportation — 0.4%
Union Pacific Corp.
3.95% due 9/10/2028	300,000	296,880
4.50% due 1/20/2033	200,000	200,580
4.95% due 5/15/2053	500,000	505,715

		1,003,175

Total Corporate Bonds & Notes (Cost $57,673,442)		56,642,258

Non–Agency Mortgage–Backed Securities — 9.1%
BANK
2019-BN24 AS
3.283% due 11/15/2062(2)(4)	1,413,000	1,194,052
2022-BNK43 AS
4.83% due 8/15/2055(2)(4)	1,100,000	1,011,656
2022-BNK43 B
5.153% due 8/15/2055(2)(4)	500,000	435,169
BB-UBS Trust
2012-SHOW A
3.43% due 11/5/2036(1)	2,500,000	2,380,229
Citigroup Commercial Mortgage Trust
2014-GC21 A5
3.855% due 5/10/2047	1,330,000	1,302,150
2016-C3 AS
3.366% due 11/15/2049(2)(4)	1,125,000	1,010,234
Commercial Mortgage Trust
2014-CR18 AM
4.103% due 7/15/2047	1,550,000	1,489,760
Freddie Mac STACR REMIC Trust
2021-DNA7 M2
6.36% due 11/25/2041(1)(2)(4)	1,300,000	1,233,692
2021-HQA4 M1
5.51% due 12/25/2041(1)(2)(4)	830,934	800,439
2022-DNA1 M1A
5.56% due 1/25/2042(1)(2)(4)	749,006	731,696

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
2022-HQA3 M1A
6.86% due 8/25/2042(1)(2)(4)	$1,489,924	$1,494,105
Grace Trust
2020-GRCE C
2.68% due 12/10/2040(1)(2)(4)	1,100,000	802,441
GS Mortgage Securities Trust
2013-GC16 A4
4.271% due 11/10/2046	750,000	745,087
Jackson Park Trust
2019-LIC B
2.914% due 10/14/2039(1)	680,000	566,991
Life Mortgage Trust
2021-BMR C
6.042% due 3/15/2038(1)(2)(4)	1,474,455	1,397,888
Morgan Stanley Capital I Trust
2020-L4 AS
2.88% due 2/15/2053	750,000	611,208
NYC Commercial Mortgage Trust
2021-909 C
3.206% due 4/10/2043(1)(2)(4)	580,000	405,252
ONE Park Mortgage Trust
2021-PARK B
5.892% due 3/15/2036(1)(2)(4)	500,000	459,184
SLG Office Trust
2021-OVA A
2.585% due 7/15/2041(1)	1,800,000	1,433,222
Stack Infrastructure Issuer LLC
2021-1A A2
1.877% due 3/26/2046(1)	1,250,000	1,120,487
Wells Fargo Commercial Mortgage Trust
2018-AUS A
4.058% due 8/17/2036(1)(2)(4)	2,000,000	1,814,866
2021-SAVE A
5.834% due 2/15/2040(1)(2)(4)	1,181,728	1,102,941
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	1,500,000	1,460,088

Total Non–Agency Mortgage–Backed Securities (Cost $27,791,304)		25,002,837

U.S. Government Agencies — 2.4%
Fannie Mae Discount Note
1.545% due 4/3/2023(5)	6,500,000	6,499,181

Total U.S. Government Agencies (Cost $6,498,555)		6,499,181

U.S. Government Securities — 29.9%
U.S. Treasury Bond
3.625% due 2/15/2053	14,000,000	13,901,563
3.875% due 2/15/2043	2,000,000	2,017,813
4.00% due 11/15/2042	21,500,000	22,084,531
U.S. Treasury Note
3.50% due 2/15/2033	8,000,000	8,013,750
3.625% due 3/31/2028	27,000,000	27,048,516
3.875% due 3/31/2025	9,000,000	8,972,930

Total U.S. Government Securities (Cost $81,755,057)		82,039,103

	Shares	Value

Exchange–Traded Funds — 4.5%
iShares MBS ETF	72,000	6,820,560

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Exchange–Traded Funds — (continued)
Vanguard Short-Term Inflation-Protected Securities ETF	116,700	$5,580,594

Total Exchange–Traded Funds (Cost $12,703,959)		12,401,154

	Principal Amount	Value

Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $1,188,318, due 4/3/2023(6)	$1,188,176	1,188,176

Total Repurchase Agreements (Cost $1,188,176)		1,188,176

Total Investments — 98.2% (Cost $275,811,456)		269,630,593

Assets in excess of other liabilities — 1.8%		5,056,862

Total Net Assets — 100.0%		$274,687,455

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2023, the aggregate market value of these securities amounted to $64,147,457, representing 23.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2023.
(3)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	Interest rate shown reflects the discount rate at time of purchase.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$1,243,200	$1,211,975

Open futures contracts at March 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2023	211	Long	$43,373,672	$43,561,610	$187,938
U.S. 5-Year Treasury Note	June 2023	133	Long	14,400,957	14,564,539	163,582
U.S. Long Bond	June 2023	26	Long	3,297,631	3,410,063	112,432

Total				$61,072,260	$61,536,212	$463,952

Centrally cleared credit default swap agreements — buy protection(7):

Reference Entity	Implied Credit Spread at 3/31/23(8)	Notional Amount(9)	Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments	Value	Unrealized Depreciation
CDX.NA.HY.S39	4.63%	USD 20,200,000	12/20/2027	(5.00)%	Quarterly	$463,899	$(238,393)	$(702,292)

(7)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(8)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(9)

The notional amount represents the maximum potential amount the Fund could be required to pay as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$33,102,103	$—	$33,102,103
Asset–Backed Securities	—	52,755,781	—	52,755,781
Corporate Bonds & Notes	—	56,642,258	—	56,642,258
Non–Agency Mortgage–Backed Securities	—	25,002,837	—	25,002,837
U.S. Government Agencies	—	6,499,181	—	6,499,181
U.S. Government Securities	—	82,039,103	—	82,039,103
Exchange–Traded Funds	12,401,154	—	—	12,401,154
Repurchase Agreements	—	1,188,176	—	1,188,176

Total	$12,401,154	$257,229,439	$—	$269,630,593

Other Financial Instruments
Futures Contracts
Assets	$463,952	$—	$—	$463,952
Swap Contracts
Liabilities	—	(702,292)	—	(702,292)

Total	$463,952	$(702,292)	$—	$(238,340)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 34.8%
Fannie Mae ACES
2019-M4 A2
3.61% due 2/25/2031	$7,617,363	$7,289,437
2021-M4 A2
1.464% due 2/25/2031(1)(2)	1,000,000	814,593
Federal Home Loan Mortgage Corp.
2.50% due 9/1/2037	1,841,497	1,707,567
3.00% due 4/1/2052	2,955,531	2,650,149
3.50% due 11/1/2052	3,252,500	3,019,110
4.00% due 10/1/2052	2,845,518	2,719,517
4.50% due 2/1/2053	1,620,191	1,586,474
5.00% due 12/1/2052	3,914,512	3,902,148
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
K078 A2
3.854% due 6/25/2028	600,000	589,603
K102 A2
2.537% due 10/25/2029	2,000,000	1,810,370
Federal National Mortgage Association
2.00% due 6/1/2037	2,046,811	1,847,608
2.00% due 9/1/2037	1,948,172	1,758,569
2.50% due 10/1/2037	24,291	22,522
2.50% due 11/1/2037	963,077	892,971
2.50% due 1/1/2052	2,077,048	1,790,166
2.50% due 3/1/2052	1,983,136	1,711,760
2.50% due 4/1/2052	1,979,366	1,706,251
2.50% due 5/1/2052	1,963,126	1,691,370
2.50% due 7/1/2052	7,762,744	6,696,856
3.00% due 11/1/2037	1,168,177	1,107,055
3.00% due 7/1/2051	1,627,567	1,459,613
3.00% due 3/1/2052	786,569	705,325
3.00% due 4/1/2052	984,597	882,707
3.00% due 11/1/2052	4,440,503	3,979,989
3.50% due 10/1/2052	1,767,327	1,640,522
3.50% due 11/1/2052	3,451,061	3,203,449
4.50% due 9/1/2052	1,112,704	1,089,839
4.50% due 2/1/2053	1,621,541	1,587,791
Freddie Mac Multifamily Structured Pass-Through Certificates
K048 A2
3.284% due 6/25/2025(1)(2)	2,045,000	1,992,447
K082 A2
3.92% due 9/25/2028(1)(2)	3,385,000	3,335,335
K124 A2
1.658% due 12/25/2030	4,200,000	3,485,919
K730 A2
3.59% due 1/25/2025(1)(2)	3,727,577	3,655,373

Total Agency Mortgage–Backed Securities (Cost $74,159,053)		72,332,405

Asset–Backed Securities — 9.8%
AmeriCredit Automobile Receivables Trust
2019-2 C
2.74% due 4/18/2025	888,743	881,382
Barings CLO Ltd.
2020-1A AR
5.942% (3 mo. USD LIBOR + 1.15%) due 10/15/2036(2)(3)(4)	1,100,000	1,069,984
BlueMountain CLO Ltd.
2014-2A BR2
6.558% (3 mo. USD LIBOR + 1.75%) due 10/20/2030(2)(3)(4)	600,000	582,900

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
BMW Vehicle Lease Trust
2023-1 A3
5.16% due 11/25/2025	$1,000,000	$1,005,576
Cathedral Lake VI Ltd.
2021-6A AN
6.068% (3 mo. USD LIBOR + 1.25%) due 4/25/2034(2)(3)(4)	1,200,000	1,176,024
Enterprise Fleet Financing LLC
2020-1 A2
1.78% due 12/22/2025(3)	94,733	94,566
Ford Credit Auto Lease Trust
2021-B A3
0.37% due 10/15/2024	1,430,695	1,411,753
GM Financial Automobile Leasing Trust
2023-1 A3
5.16% due 4/20/2026	810,000	812,554
Gulf Stream Meridian 6 Ltd.
2021-6A A1
5.982% (3 mo. USD LIBOR + 1.19%) due 1/15/2037(2)(3)(4)	1,000,000	972,500
Honda Auto Receivables Owner Trust
2021-2 A3
0.33% due 8/15/2025	1,470,494	1,423,509
Hyundai Auto Lease Securitization Trust
2021-A B
0.61% due 10/15/2025(3)	2,000,000	1,968,201
KKR CLO 38 Ltd.
38A A1
5.978% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(2)(3)	1,250,000	1,222,244
NextGear Floorplan Master Owner Trust
2022-1A A2
2.80% due 3/15/2027(3)	1,750,000	1,673,540
Santander Retail Auto Lease Trust
2021-C A3
0.50% due 3/20/2025(3)	1,058,973	1,040,006
Toyota Lease Owner Trust
2021-A A4
0.50% due 8/20/2025(3)	1,000,000	976,775
Verizon Owner Trust
2020-A B
1.98% due 7/22/2024	1,000,000	995,239
Voya CLO Ltd.
2016-3A A3R
6.545% (3 mo. USD LIBOR + 1.75%) due 10/18/2031(2)(3)(4)	925,000	893,272
Westlake Automobile Receivables Trust
2022-3A A2
5.24% due 7/15/2025(3)	740,000	737,816
World Omni Auto Receivables Trust
2023-A A2A
5.18% due 7/15/2026	1,500,000	1,498,380

Total Asset–Backed Securities (Cost $20,658,391)		20,436,221

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — 5.7%
BB-UBS Trust
2012-SHOW A
3.43% due 11/5/2036(3)	$1,000,000	$952,091
Citigroup Commercial Mortgage Trust
2014-GC21 A5
3.855% due 5/10/2047	1,700,000	1,664,403
2019-PRM B
3.644% due 5/10/2036(3)	1,309,824	1,294,567
Commercial Mortgage Trust
2014-UBS3 A4
3.819% due 6/10/2047	1,550,000	1,510,902
2015-CR23 A4
3.497% due 5/10/2048	2,500,000	2,398,358
GS Mortgage Securities Trust
2013-GC16 A4
4.271% due 11/10/2046	1,410,000	1,400,763
Hudson Yards Mortgage Trust
2016-10HY A
2.835% due 8/10/2038(3)	600,000	547,006
ONE Park Mortgage Trust
2021-PARK A
5.642% due 3/15/2036(1)(2)(3)	500,000	470,619
Wells Fargo Commercial Mortgage Trust
2021-SAVE A
5.834% due 2/15/2040(1)(2)(3)	636,315	593,891
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	1,000,000	973,392

Total Non–Agency Mortgage–Backed Securities (Cost $12,634,263)		11,805,992

U.S. Government Agencies — 0.9%
Fannie Mae Discount Note
1.545% due 4/3/2023(5)	2,000,000	1,999,748

Total U.S. Government Agencies (Cost $1,999,556)		1,999,748

U.S. Government Securities — 38.0%
U.S. Treasury Inflation-Indexed Note
0.125% due 4/15/2027	540,248	514,793
U.S. Treasury Note
3.50% due 2/15/2033	12,000,000	12,020,625
3.625% due 3/31/2028	44,000,000	44,079,064
3.875% due 3/31/2025	22,500,000	22,432,324

Total U.S. Government Securities (Cost $78,610,207)		79,046,806

	Shares	Value

Exchange–Traded Funds — 9.3%
iShares MBS ETF	104,000	9,851,920
Vanguard Mortgage-Backed Securities ETF	110,000	5,120,500
Vanguard Short-Term Inflation-Protected Securities ETF	90,600	4,332,492

Total Exchange–Traded Funds (Cost $19,273,274)		19,304,912

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $1,191,001, due 4/3/2023(6)	$1,190,858	$1,190,858

Total Repurchase Agreements (Cost $1,190,858)		1,190,858

Total Investments — 99.1% (Cost $208,525,602)		206,116,942

Assets in excess of other liabilities — 0.9%		1,824,333

Total Net Assets — 100.0%		$207,941,275

(1)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2023.
(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2023, the aggregate market value of these securities amounted to $16,266,002, representing 7.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(5)	Interest rate shown reflects the discount rate at time of purchase.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$1,246,000	$1,214,704

Open futures contracts at March 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	June 2023	63	Long	$13,032,261	$13,006,547	$(25,714)
U.S. 5-Year Treasury Note	June 2023	14	Long	1,510,224	1,533,109	22,885
U.S. Long Bond	June 2023	39	Long	4,958,398	5,115,094	156,696
U.S. Ultra Bond	June 2023	4	Long	546,078	564,500	18,422

Total				$20,046,961	$20,219,250	$172,289

Legend:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	–––––––– Valuation Inputs ––––––––
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$72,332,405	$—	$72,332,405
Asset–Backed Securities	—	20,436,221	—	20,436,221
Non–Agency Mortgage–Backed Securities	—	11,805,992	—	11,805,992
U.S. Government Agencies	—	1,999,748	—	1,999,748
U.S. Government Securities	—	79,046,806	—	79,046,806
Exchange–Traded Funds	19,304,912	—	—	19,304,912
Repurchase Agreements	—	1,190,858	—	1,190,858

Total	$19,304,912	$186,812,030	$—	$206,116,942

Other Financial Instruments
Futures Contracts
Assets	$198,003	$—	$—	$198,003
Liabilities	(25,714)	—	—	(25,714)

Total	$172,289	$—	$—	$172,289

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — 99.7%
Aerospace & Defense — 1.7%
Boeing Co.(1)	3,786	$804,260
Curtiss-Wright Corp.	1,599	281,840
General Dynamics Corp.	2,432	555,007
Howmet Aerospace, Inc.	10,945	463,739
Raytheon Technologies Corp.	6,325	619,407

		2,724,253

Automobile Components — 0.4%
Aptiv PLC(1)	6,463	725,084

		725,084

Banks — 3.1%
First Interstate BancSystem, Inc., Class A	7,495	223,801
JPMorgan Chase & Co.	18,978	2,473,023
M&T Bank Corp.	5,369	641,971
PNC Financial Services Group, Inc.	2,739	348,127
Regions Financial Corp.	25,627	475,637
United Community Banks, Inc.	7,036	197,852
Wells Fargo & Co.	18,846	704,464

		5,064,875

Beverages — 1.9%
Coca-Cola Co.	4,731	293,464
Coca-Cola Europacific Partners PLC	6,375	377,336
Constellation Brands, Inc., Class A	3,469	783,613
PepsiCo, Inc.	9,311	1,697,395

		3,151,808

Biotechnology — 1.0%
Vertex Pharmaceuticals, Inc.(1)	5,188	1,634,583

		1,634,583

Broadline Retail — 2.8%
Amazon.com, Inc.(1)	45,022	4,650,322

		4,650,322

Building Products — 0.9%
AZEK Co., Inc.(1)	11,506	270,851
Johnson Controls International PLC	12,922	778,163
Masco Corp.	8,326	413,969

		1,462,983

Capital Markets — 3.1%
Charles Schwab Corp.	11,238	588,646
CME Group, Inc.	4,293	822,195
Invesco Ltd.	2,872	47,101
KKR & Co., Inc.	5,852	307,347
LPL Financial Holdings, Inc.	797	161,313
Moody’s Corp.	2,366	724,043
Morgan Stanley	12,140	1,065,892
Morningstar, Inc.	1,049	212,979
Northern Trust Corp.	2,904	255,930
Raymond James Financial, Inc.	8,904	830,476

		5,015,922

Chemicals — 2.2%
Air Products and Chemicals, Inc.	2,576	739,853
Axalta Coating Systems Ltd.(1)	4,466	135,275
Chemours Co.	7,055	211,227
Corteva, Inc.	2,763	166,637
DuPont de Nemours, Inc.	7,908	567,557
Element Solutions, Inc.	10,856	209,629
International Flavors & Fragrances, Inc.	3,196	293,904
Linde PLC	2,100	746,424

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Chemicals — (continued)
Sherwin-Williams Co.	2,584	$580,806

		3,651,312

Commercial Services & Supplies — 0.6%
GFL Environmental, Inc.	26,944	927,951

		927,951

Communications Equipment — 0.3%
Motorola Solutions, Inc.	1,863	533,060

		533,060

Construction & Engineering — 0.1%
API Group Corp.(1)	9,873	221,945

		221,945

Construction Materials — 0.3%
Vulcan Materials Co.	2,530	434,047

		434,047

Consumer Finance — 0.6%
American Express Co.	3,931	648,419
SLM Corp.	30,685	380,187

		1,028,606

Consumer Staples Distribution & Retail — 1.6%
Dollar General Corp.	4,211	886,247
Dollar Tree, Inc.(1)	4,254	610,662
Target Corp.	6,740	1,116,346

		2,613,255

Containers & Packaging — 0.2%
Crown Holdings, Inc.	4,189	346,472

		346,472

Distributors — 0.5%
Funko, Inc., Class A(1)	19,412	183,055
LKQ Corp.	12,370	702,121

		885,176

Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(1)	4,686	360,775
Grand Canyon Education, Inc.(1)	2,084	237,368

		598,143

Diversified REITs — 0.5%
Broadstone Net Lease, Inc.	28,028	476,756
Empire State Realty Trust, Inc., Class A	40,710	264,208

		740,964

Electric Utilities — 2.3%
Constellation Energy Corp.	2,889	226,787
Duke Energy Corp.	4,900	472,703
Evergy, Inc.	2,597	158,729
Exelon Corp.	8,668	363,103
NextEra Energy, Inc.	12,443	959,106
PG&E Corp.(1)	56,830	918,941
PPL Corp.	6,394	177,689
Xcel Energy, Inc.	8,412	567,305

		3,844,363

Electrical Equipment — 2.1%
AMETEK, Inc.	6,823	991,586
Eaton Corp. PLC	6,626	1,135,299

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Electrical Equipment — (continued)
Generac Holdings, Inc.(1)	585	$63,186
Regal Rexnord Corp.	3,826	538,433
Sensata Technologies Holding PLC	14,485	724,540

		3,453,044

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	5,464	446,518
TE Connectivity Ltd.	1,086	142,429
Zebra Technologies Corp., Class A(1)	1,321	420,078

		1,009,025

Energy Equipment & Services — 0.6%
Cactus, Inc., Class A	8,768	361,505
Schlumberger NV	13,196	647,923

		1,009,428

Entertainment — 1.6%
Electronic Arts, Inc.	5,962	718,123
Take-Two Interactive Software, Inc.(1)	2,479	295,745
Vivid Seats, Inc., Class A(1)	20,082	153,226
Walt Disney Co.(1)	10,065	1,007,808
Warner Bros Discovery, Inc.(1)	24,535	370,478
Warner Music Group Corp., Class A	4,416	147,362

		2,692,742

Financial Services — 2.8%
Block, Inc.(1)	5,428	372,632
Fidelity National Information Services, Inc.	3,396	184,505
Fiserv, Inc.(1)	3,511	396,848
Flywire Corp.(1)	6,402	187,963
Visa, Inc., Class A	13,019	2,935,264
Voya Financial, Inc.	7,886	563,533

		4,640,745

Food Products — 1.3%
Archer-Daniels-Midland Co.	5,937	472,941
J.M. Smucker Co.	1,944	305,927
Mondelez International, Inc., Class A	16,686	1,163,348
Oatly Group AB, ADR(1)	67,921	164,369

		2,106,585

Ground Transportation — 1.4%
Canadian Pacific Railway Ltd.	12,557	966,136
CSX Corp.	9,920	297,005
Saia, Inc.(1)	1,990	541,439
Union Pacific Corp.	2,324	467,728

		2,272,308

Health Care Equipment & Supplies — 4.3%
Align Technology, Inc.(1)	145	48,450
Becton Dickinson and Co.	5,633	1,394,393
Boston Scientific Corp.(1)	35,986	1,800,379
Envista Holdings Corp.(1)	9,503	388,483
IDEXX Laboratories, Inc.(1)	310	155,025
Medtronic PLC	19,677	1,586,360
QuidelOrtho Corp.(1)	8,562	762,789
STERIS PLC	4,718	902,459

		7,038,338

Health Care Providers & Services — 2.0%
Cigna Group	7,500	1,916,475
Humana, Inc.	550	267,003

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Providers & Services — (continued)
McKesson Corp.	3,056	$1,088,089

		3,271,567

Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(1)	1,493	274,398

		274,398

Hotels, Restaurants & Leisure — 2.4%
Booking Holdings, Inc.(1)	247	655,145
International Game Technology PLC	13,266	355,529
Las Vegas Sands Corp.(1)	2,391	137,363
Marriott International, Inc., Class A	2,813	467,071
Starbucks Corp.	16,058	1,672,120
Wendy’s Co.	30,098	655,534

		3,942,762

Household Products — 1.2%
Colgate-Palmolive Co.	8,957	673,118
Kimberly-Clark Corp.	4,226	567,214
Procter & Gamble Co.	5,393	801,885

		2,042,217

Industrial Conglomerates — 0.6%
Honeywell International, Inc.	5,505	1,052,116

		1,052,116

Industrial REITs — 0.1%
Prologis, Inc.	1,522	189,900

		189,900

Insurance — 3.4%
Aon PLC, Class A	5,172	1,630,680
Arthur J Gallagher & Co.	4,849	927,662
Assurant, Inc.	1,974	237,018
Chubb Ltd.	5,168	1,003,522
Hartford Financial Services Group, Inc.	7,008	488,387
MetLife, Inc.	7,205	417,458
Reinsurance Group of America, Inc.	2,197	291,674
Willis Towers Watson PLC	2,626	610,230

		5,606,631

Interactive Media & Services — 3.5%
Alphabet, Inc., Class A(1)	55,347	5,741,144

		5,741,144

IT Services — 1.5%
Accenture PLC, Class A	4,978	1,422,762
Amdocs Ltd.	6,186	594,042
Gartner, Inc.(1)	763	248,562
Thoughtworks Holding, Inc.(1)	18,772	138,162

		2,403,528

Life Sciences Tools & Services — 1.7%
Adaptive Biotechnologies Corp.(1)	12,698	112,123
Agilent Technologies, Inc.	4,583	634,012
ICON PLC(1)	5,077	1,084,397
Maravai LifeSciences Holdings, Inc., Class A(1)	58,541	820,159
Oxford Nanopore Technologies PLC (United Kingdom)(1)	20,213	55,709

		2,706,400

Machinery — 1.6%
Dover Corp.	3,220	489,247
Flowserve Corp.	9,570	325,380

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — (continued)
Ingersoll Rand, Inc.	11,069	$643,994
PACCAR, Inc.	7,589	555,515
Westinghouse Air Brake Technologies Corp.	6,256	632,231

		2,646,367

Media — 1.1%
Altice USA, Inc., Class A(1)	24,438	83,578
Cable One, Inc.	1,058	742,716
Liberty Broadband Corp., Class C(1)	7,923	647,309
Omnicom Group, Inc.	3,717	350,662

		1,824,265

Multi-Utilities — 0.6%
CenterPoint Energy, Inc.	19,701	580,391
Dominion Energy, Inc.	3,180	177,794
Sempra Energy	1,941	293,402

		1,051,587

Oil, Gas & Consumable Fuels — 4.1%
Cheniere Energy, Inc.	2,498	393,685
ConocoPhillips	8,930	885,945
Diamondback Energy, Inc.	5,217	705,182
Exxon Mobil Corp.	32,485	3,562,305
Hess Corp.	3,617	478,674
Phillips 66	3,598	364,765
Valero Energy Corp.	2,828	394,789

		6,785,345

Pharmaceuticals — 5.6%
Eli Lilly and Co.	4,709	1,617,165
Johnson & Johnson	13,889	2,152,795
Merck & Co., Inc.	17,353	1,846,186
Organon & Co.	19,419	456,735
Pfizer, Inc.	40,503	1,652,522
Zoetis, Inc.	8,539	1,421,231

		9,146,634

Professional Services — 1.2%
Dun & Bradstreet Holdings, Inc.	25,792	302,798
Jacobs Solutions, Inc.	3,059	359,463
Leidos Holdings, Inc.	3,583	329,851
TriNet Group, Inc.(1)	3,309	266,738
WNS Holdings Ltd., ADR(1)	8,468	788,964

		2,047,814

Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.(1)	1,384	201,358

		201,358

Residential REITs — 0.6%
AvalonBay Communities, Inc.	3,150	529,389
Sun Communities, Inc.	2,844	400,663

		930,052

Retail REITs — 0.3%
Spirit Realty Capital, Inc.	10,824	431,228

		431,228

Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.(1)	7,367	722,040
Analog Devices, Inc.	6,018	1,186,870
Applied Materials, Inc.	8,986	1,103,750
Broadcom, Inc.	2,914	1,869,448

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
Enphase Energy, Inc.(1)	1,354	$284,719
Lam Research Corp.	1,627	862,505
Marvell Technology, Inc.	11,066	479,158
Monolithic Power Systems, Inc.	987	494,033
NXP Semiconductors NV	4,691	874,754
Texas Instruments, Inc.	4,276	795,379

		8,672,656

Software — 11.3%
Adobe, Inc.(1)	3,159	1,217,384
Atlassian Corp., Class A(1)	3,901	667,734
Black Knight, Inc.(1)	7,151	411,612
Cadence Design Systems, Inc.(1)	4,777	1,003,600
Check Point Software Technologies Ltd.(1)	1,898	246,740
Elastic NV(1)	2,932	169,763
Five9, Inc.(1)	2,326	168,146
Intuit, Inc.	1,609	717,340
Microsoft Corp.	36,961	10,655,856
Nice Ltd., ADR(1)	2,276	520,954
Rapid7, Inc.(1)	4,871	223,628
Salesforce, Inc.(1)	6,588	1,316,151
ServiceNow, Inc.(1)	2,738	1,272,403

		18,591,311

Specialized REITs — 1.5%
Equinix, Inc.	803	578,995
Extra Space Storage, Inc.	3,346	545,164
Rayonier, Inc.	19,397	645,144
SBA Communications Corp.	2,794	729,430

		2,498,733

Specialty Retail — 1.8%
Home Depot, Inc.	6,731	1,986,453
Ross Stores, Inc.	8,339	885,018

		2,871,471

Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	68,311	11,264,484

		11,264,484

Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica, Inc.(1)	554	201,761
NIKE, Inc., Class B	2,676	328,185
On Holding AG, Class A(1)	4,341	134,701
Skechers USA, Inc., Class A(1)	3,912	185,898
VF Corp.	13,449	308,117

		1,158,662

Tobacco — 0.6%
Philip Morris International, Inc.	10,289	1,000,605

		1,000,605

Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc.(1)	6,386	924,948

		924,948

Total Common Stocks (Cost $162,616,828)		163,755,522

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $541,255, due 4/3/2023(2)	$541,190	$541,190

Total Repurchase Agreements (Cost $541,190)		541,190

Total Investments — 100.0% (Cost $163,158,018)		164,296,712

Liabilities in excess of other assets — (0.0)%		(60,434)

Total Net Assets — 100.0%		$164,236,278

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$566,300	$552,076

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$163,699,813	$55,709	*	$—	$163,755,522
Repurchase Agreements	—	541,190		—	541,190

Total	$163,699,813	$596,899		$—	$164,296,712

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — 65.2%
Aerospace & Defense — 1.6%
Boeing Co.(1)	3,254	$691,247
General Dynamics Corp.	3,510	801,017
Lockheed Martin Corp.	1,996	943,569
Raytheon Technologies Corp.	11,839	1,159,394

		3,595,227

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	4,432	440,408
FedEx Corp.	929	212,267

		652,675

Automobiles — 0.4%
Ford Motor Co.	15,642	197,089
Tesla, Inc.(1)	3,346	694,161

		891,250

Banks — 0.4%
JPMorgan Chase & Co.	6,817	888,323

		888,323

Beverages — 1.3%
Constellation Brands, Inc., Class A	5,992	1,353,533
Monster Beverage Corp.(1)	29,224	1,578,388

		2,931,921

Biotechnology — 1.1%
Alnylam Pharmaceuticals, Inc.(1)	502	100,561
Apellis Pharmaceuticals, Inc.(1)	452	29,814
Ascendis Pharma A/S, ADR(1)	646	69,264
Biogen, Inc.(1)	1,028	285,815
Celldex Therapeutics, Inc.(1)	1,476	53,106
Cytokinetics, Inc.(1)	4,724	166,238
Genmab A/S, ADR(1)	2,377	89,755
Immunocore Holdings PLC, ADR(1)	900	44,496
Incyte Corp.(1)	843	60,924
Karuna Therapeutics, Inc.(1)	1,191	216,333
Moderna, Inc.(1)	718	110,270
Prothena Corp. PLC(1)	744	36,062
PTC Therapeutics, Inc.(1)	872	42,240
Regeneron Pharmaceuticals, Inc.(1)	509	418,230
REVOLUTION Medicines, Inc.(1)	1,830	39,638
Roivant Sciences Ltd.(1)	4,400	32,472
Sarepta Therapeutics, Inc.(1)	389	53,616
Seagen, Inc.(1)	245	49,605
Syndax Pharmaceuticals, Inc.(1)	1,562	32,989
United Therapeutics Corp.(1)	315	70,547
Vaxcyte, Inc.(1)	917	34,369
Vertex Pharmaceuticals, Inc.(1)	1,424	448,660

		2,485,004

Broadline Retail — 3.0%
Amazon.com, Inc.(1)	53,298	5,505,151
Etsy, Inc.(1)	9,782	1,089,030

		6,594,181

Building Products — 0.7%
AZEK Co., Inc.(1)	7,459	175,585
Builders FirstSource, Inc.(1)	5,633	500,098
Fortune Brands Innovations, Inc.	4,433	260,350
Johnson Controls International PLC	5,665	341,146
Masterbrand, Inc.(1)	2,288	18,396
Zurn Elkay Water Solutions Corp.	7,368	157,380

		1,452,955

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Capital Markets — 3.0%
Ares Management Corp., Class A	20,923	$1,745,815
Goldman Sachs Group, Inc.	3,126	1,022,546
Morgan Stanley	23,722	2,082,791
MSCI, Inc.	1,823	1,020,315
Tradeweb Markets, Inc., Class A	10,140	801,263

		6,672,730

Chemicals — 1.9%
Cabot Corp.	7,201	551,885
Celanese Corp.	4,004	435,995
FMC Corp.	6,601	806,180
Ingevity Corp.(1)	3,794	271,347
Linde PLC	3,402	1,209,207
Livent Corp.(1)	7,140	155,081
PPG Industries, Inc.	5,224	697,822

		4,127,517

Commercial Services & Supplies — 0.3%
Aurora Innovation, Inc.(1)	31,031	43,133
Clean Harbors, Inc.(1)	2,068	294,814
Waste Connections, Inc.	3,029	421,243

		759,190

Communications Equipment — 0.3%
Arista Networks, Inc.(1)	3,719	624,271

		624,271

Construction & Engineering — 0.2%
Fluor Corp.(1)	9,676	299,085
MasTec, Inc.(1)	1,679	158,565

		457,650

Consumer Finance — 0.6%
American Express Co.	8,246	1,360,178

		1,360,178

Consumer Staples Distribution & Retail — 2.0%
Performance Food Group Co.(1)	59,176	3,570,680
Sysco Corp.	11,025	851,461

		4,422,141

Containers & Packaging — 0.1%
Ball Corp.	3,631	200,104

		200,104

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	58,857	1,132,997

		1,132,997

Electric Utilities — 1.9%
Edison International	10,852	766,043
Exelon Corp.	19,555	819,159
NextEra Energy, Inc.	11,310	871,775
PG&E Corp.(1)	62,835	1,016,042
Southern Co.	11,752	817,704

		4,290,723

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Electrical Equipment — 0.2%
AMETEK, Inc.	2,092	$304,030
Emerson Electric Co.	1,227	106,921

		410,951

Energy Equipment & Services — 0.3%
Schlumberger NV	14,945	733,800

		733,800

Entertainment — 1.1%
Activision Blizzard, Inc.	6,597	564,637
Spotify Technology SA(1)	3,288	439,343
Walt Disney Co.(1)	13,469	1,348,651

		2,352,631

Financial Services — 1.7%
Block, Inc.(1)	9,918	680,871
Equitable Holdings, Inc.	10,378	263,497
FleetCor Technologies, Inc.(1)	1,672	352,541
Global Payments, Inc.	6,319	665,012
PayPal Holdings, Inc.(1)	6,389	485,181
Visa, Inc., Class A	3,801	856,973
WEX, Inc.(1)	2,982	548,360

		3,852,435

Food Products — 0.7%
Hershey Co.	5,838	1,485,246

		1,485,246

Gas Utilities — 0.3%
Atmos Energy Corp.	5,770	648,317

		648,317

Ground Transportation — 0.2%
Knight-Swift Transportation Holdings, Inc.	9,530	539,207

		539,207

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	8,138	824,054
Boston Scientific Corp.(1)	16,676	834,300
Dexcom, Inc.(1)	3,850	447,293
Edwards Lifesciences Corp.(1)	7,883	652,161
Insulet Corp.(1)	1,117	356,278
Stryker Corp.	3,062	874,109

		3,988,195

Health Care Providers & Services — 2.7%
agilon Health, Inc.(1)	15,395	365,631
AmerisourceBergen Corp.	4,396	703,844
Centene Corp.(1)	13,647	862,627
Elevance Health, Inc.	1,673	769,262
HCA Healthcare, Inc.	2,696	710,881
Humana, Inc.	1,707	828,680
Laboratory Corp. of America Holdings	972	222,996
Molina Healthcare, Inc.(1)	1,945	520,268
UnitedHealth Group, Inc.	2,226	1,051,986

		6,036,175

Health Care REITs — 0.3%
Welltower, Inc.	8,424	603,917

		603,917

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Hotel & Resort REITs — 0.3%
Ryman Hospitality Properties, Inc.	7,076	$634,929

		634,929

Hotels, Restaurants & Leisure — 1.1%
Airbnb, Inc., Class A(1)	9,178	1,141,743
Hyatt Hotels Corp., Class A(1)	6,536	730,660
MGM Resorts International	11,012	489,153

		2,361,556

Household Durables — 0.2%
D.R. Horton, Inc.	1,990	194,403
Lennar Corp., Class A	2,701	283,902

		478,305

Industrial Conglomerates — 0.2%
Honeywell International, Inc.	2,632	503,028

		503,028

Industrial REITs — 0.3%
Rexford Industrial Realty, Inc.	10,093	602,047

		602,047

Insurance — 2.0%
American International Group, Inc.	7,666	386,060
Arch Capital Group Ltd.(1)	8,172	554,634
Assured Guaranty Ltd.	6,828	343,243
Chubb Ltd.	3,528	685,067
Marsh & McLennan Cos., Inc.	5,700	949,335
MetLife, Inc.	8,087	468,561
Progressive Corp.	3,453	493,986
Trupanion, Inc.(1)	10,054	431,216

		4,312,102

Interactive Media & Services — 5.4%
Alphabet, Inc., Class A(1)	59,483	6,170,172
Bumble, Inc., Class A(1)	24,109	471,331
Cargurus, Inc.(1)	33,089	618,102
Meta Platforms, Inc., Class A(1)	21,468	4,549,928

		11,809,533

IT Services — 1.1%
GoDaddy, Inc., Class A(1)	9,342	726,060
Okta, Inc.(1)	1,179	101,677
Snowflake, Inc., Class A(1)	850	131,147
VeriSign, Inc.(1)	6,850	1,447,610

		2,406,494

Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	5,864	811,226
Danaher Corp.	5,499	1,385,968
ICON PLC(1)	1,904	406,675
Illumina, Inc.(1)	2,091	486,262

		3,090,131

Machinery — 1.0%
Caterpillar, Inc.	1,371	313,740
Flowserve Corp.	9,691	329,494
Fortive Corp.	4,339	295,790
Ingersoll Rand, Inc.	2,363	137,479
Kennametal, Inc.	4,852	133,818
Middleby Corp.(1)	2,354	345,120
Westinghouse Air Brake Technologies Corp.	5,619	567,856

		2,123,297

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Media — 0.6%
New York Times Co., Class A	10,220	$397,354
Omnicom Group, Inc.	9,327	879,909

		1,277,263

Oil, Gas & Consumable Fuels — 3.1%
BP PLC, ADR	57,777	2,192,059
ConocoPhillips	13,644	1,353,621
Diamondback Energy, Inc.	1,757	237,494
EOG Resources, Inc.	3,800	435,594
Marathon Petroleum Corp.	6,024	812,216
Shell PLC, ADR	32,170	1,851,062

		6,882,046

Passenger Airlines — 0.2%
Delta Air Lines, Inc.(1)	1,980	69,142
JetBlue Airways Corp.(1)	19,180	139,630
Southwest Airlines Co.	4,289	139,564

		348,336

Personal Care Products — 0.3%
Estee Lauder Cos., Inc., Class A	3,151	776,595

		776,595

Pharmaceuticals — 3.8%
Aclaris Therapeutics, Inc.(1)	3,138	25,387
AstraZeneca PLC, ADR	14,820	1,028,656
Elanco Animal Health, Inc.(1)	14,667	137,870
Eli Lilly and Co.	6,634	2,278,248
GSK PLC, ADR	10,221	363,663
Intra-Cellular Therapies, Inc.(1)	2,493	134,996
Merck & Co., Inc.	16,348	1,739,264
Novartis AG, ADR	5,723	526,516
Pfizer, Inc.	38,759	1,581,367
Zoetis, Inc.	3,052	507,975

		8,323,942

Professional Services — 0.4%
Genpact Ltd.	6,975	322,384
Science Applications International Corp.	2,918	313,568
TriNet Group, Inc.(1)	2,970	239,412

		875,364

Residential REITs — 0.3%
Sun Communities, Inc.	4,090	576,199

		576,199

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.(1)	17,049	1,670,973
KLA Corp.	2,076	828,677
Marvell Technology, Inc.	5,042	218,319
Micron Technology, Inc.	7,792	470,169
NVIDIA Corp.	3,652	1,014,416
ON Semiconductor Corp.(1)	9,272	763,271
Teradyne, Inc.	7,195	773,534
Texas Instruments, Inc.	10,071	1,873,307

		7,612,666

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Software — 6.2%
Bentley Systems, Inc., Class B	1,506	$64,743
Ceridian HCM Holding, Inc.(1)	8,974	657,076
Guidewire Software, Inc.(1)	2,511	206,028
HashiCorp, Inc., Class A(1)	6,804	199,289
HubSpot, Inc.(1)	430	184,363
Microsoft Corp.	33,732	9,724,936
Palo Alto Networks, Inc.(1)	1,576	314,790
Qualtrics International, Inc., Class A(1)	6,962	124,132
Salesforce, Inc.(1)	5,337	1,066,226
SentinelOne, Inc., Class A(1)	4,686	76,663
ServiceNow, Inc.(1)	1,560	724,963
Workday, Inc., Class A(1)	1,884	389,121

		13,732,330

Specialty Retail — 1.1%
Foot Locker, Inc.	8,049	319,465
TJX Cos., Inc.	25,669	2,011,423

		2,330,888

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	22,469	3,705,138

		3,705,138

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	11,298	1,385,587

		1,385,587

Tobacco — 0.9%
Philip Morris International, Inc.	19,376	1,884,316

		1,884,316

Trading Companies & Distributors — 0.1%
United Rentals, Inc.	50	19,788
WESCO International, Inc.	1,419	219,292

		239,080

Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(1)	7,172	1,038,793

		1,038,793

Total Common Stocks (Cost $137,138,475)		143,499,876

	Principal Amount	Value
Agency Mortgage–Backed Securities — 8.7%
Federal Home Loan Mortgage Corp.
2.00% due 5/1/2051	$1,418,240	1,177,031
2.00% due 4/1/2052	1,346,135	1,121,462
2.50% due 7/1/2041	398,931	352,734
2.50% due 2/1/2042	584,972	520,054
2.50% due 7/1/2051	1,303,183	1,133,769
2.50% due 11/1/2051	422,164	365,766
3.00% due 10/1/2049	334,294	302,563
3.00% due 10/1/2051	314,230	283,921
4.00% due 4/1/2052	368,143	352,843
4.50% due 7/1/2052	728,598	713,436
5.50% due 9/1/2052	277,822	281,718
Federal National Mortgage Association
2.00% due 12/1/2050	1,269,200	1,055,458
2.00% due 2/1/2051	127,077	106,510
2.50% due 2/1/2041	70,061	61,951
2.50% due 5/1/2051	1,256,759	1,088,644

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities — (continued)
3.00% due 6/1/2051	$263,473	$239,709
3.00% due 10/1/2051	810,702	727,953
3.50% due 4/1/2050	100,341	93,972
3.50% due 7/1/2051	561,864	526,028
3.50% due 4/1/2052	393,444	366,548
4.00% due 8/1/2052	139,049	132,893
4.00% due 9/1/2052	222,160	212,591
4.00% due 10/1/2052	138,791	132,691
4.50% due 8/1/2052	597,427	585,519
4.50% due 1/1/2053	443,165	435,081
5.00% due 8/1/2052	712,506	710,255
Freddie Mac Multifamily Structured Pass-Through Certificates
K150 A2
3.71% due 9/25/2032(2)(3)	78,000	74,791
K1522 A2
2.361% due 10/25/2036	500,000	391,444
Government National Mortgage Association
2.00% due 1/20/2051	123,855	105,440
2.00% due 2/20/2051	109,002	92,942
2.00% due 7/20/2051	143,251	121,922
2.00% due 11/20/2051	323,891	275,267
2.50% due 5/20/2051	568,495	501,335
2.50% due 8/20/2051	568,584	501,608
3.00% due 1/20/2051	541,066	496,017
3.00% due 5/20/2051	542,743	496,411
3.50% due 1/20/2052	484,153	455,601
3.50% due 2/20/2052	480,427	452,095
4.00% due 4/20/2052	91,287	87,819
4.00% due 5/20/2052	258,712	249,257
4.00% due 4/1/2053(4)	375,000	360,890
4.50% due 8/20/2048	196,864	196,575
Uniform Mortgage-Backed Security
2.50% due 4/1/2053(4)	450,000	387,733
3.50% due 4/1/2038(4)	75,000	72,534
4.00% due 4/1/2038(4)	600,000	590,669
5.00% due 4/1/2053(4)	255,000	254,212

Total Agency Mortgage–Backed Securities (Cost $19,482,678)		19,245,662

Asset–Backed Securities — 0.2%
GM Financial Consumer Automobile Receivables Trust 2023-1 A2A 5.19% due 3/16/2026	85,000	84,868
New Economy Assets Phase 1 Sponsor LLC 2021-1 A1 1.91% due 10/20/2061(5)	235,000	202,812
Vantage Data Centers Issuer LLC 2021-1A A2 2.165% due 10/15/2046(5)	200,000	178,066

Total Asset–Backed Securities (Cost $487,220)		465,746

Corporate Bonds & Notes — 9.4%
Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. 3.85% due 12/15/2025(5)	420,000	410,714
Raytheon Technologies Corp. 3.95% due 8/16/2025	88,000	86,878

		497,592

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Agriculture — 0.5%
Philip Morris International, Inc.
5.125% due 11/17/2027	$105,000	$107,485
5.125% due 2/15/2030	175,000	176,876
5.375% due 2/15/2033	390,000	398,529
5.625% due 11/17/2029	65,000	67,937
5.75% due 11/17/2032	220,000	230,789

		981,616

Airlines — 0.0%
United Airlines Pass-Through Trust
2016-1 AA
3.10% due 1/7/2030	42,587	38,923

		38,923

Auto Manufacturers — 0.2%
Daimler Truck Finance North America LLC
5.15% due 1/16/2026(5)	150,000	150,621
Hyundai Capital America
0.80% due 4/3/2023(5)	221,000	221,000

		371,621

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.60% due 4/15/2048	171,000	161,179
Diageo Capital PLC
2.375% due 10/24/2029	200,000	176,158

		337,337

Biotechnology — 0.2%
Amgen, Inc.
4.40% due 5/1/2045	217,000	191,261
5.25% due 3/2/2030	85,000	86,846
5.60% due 3/2/2043	197,000	203,131

		481,238

Building Materials — 0.0%
Trane Technologies Financing Ltd.
5.25% due 3/3/2033	85,000	87,876

		87,876

Commercial Banks — 2.3%
Bank of America Corp.
1.734% (1.734% fixed rate until 7/22/2026; SOFR + 0.96% thereafter) due 7/22/2027(3)	256,000	229,159
2.299% (2.299% fixed rate until 7/21/2031; SOFR + 1.22% thereafter) due 7/21/2032(3)	185,000	149,071
BPCE SA
5.15% due 7/21/2024(5)	353,000	345,806
Citigroup, Inc.
3.50% due 5/15/2023	176,000	175,669
Credit Suisse AG
7.50% due 2/15/2028	500,000	530,390
Danske Bank A/S
1.621% (1.621% fixed rate until 9/11/2025; 1 yr. CMT + 1.35% thereafter) due 9/11/2026(3)(5)	256,000	228,946

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Deutsche Bank AG
6.72% (6.72% fixed rate until 1/18/2028; SOFR + 3.18% thereafter) due 1/18/2029(3)	$150,000	$149,352
Goldman Sachs Group, Inc.
1.431% (1.431% fixed rate until 3/9/2026; SOFR + 0.80% thereafter) due 3/9/2027(3)	291,000	260,113
3.50% due 1/23/2025	500,000	486,550
5.70% due 11/1/2024	292,000	294,202
HSBC Holdings PLC
2.099% (2.099% fixed rate until 6/4/2025; SOFR + 1.93% thereafter) due 6/4/2026(3)	445,000	408,902
JPMorgan Chase & Co.
4.912% (4.912% fixed rate until 7/25/2032; SOFR + 2.08% thereafter) due 7/25/2033(3)	357,000	354,954
Morgan Stanley
1.928% (1.928% fixed rate until 4/28/2031; SOFR + 1.02% thereafter) due 4/28/2032(3)	123,000	97,257
2.511% (2.511% fixed rate until 10/20/2031; SOFR + 1.20% thereafter) due 10/20/2032(3)	644,000	527,114
4.35% due 9/8/2026	268,000	261,450
Santander Holdings USA, Inc.
6.499% (6.499% fixed rate until 3/9/2028; SOFR + 2.36% thereafter) due 3/9/2029(3)	45,000	45,091
UBS Group AG
1.494% (1.494% fixed rate until 8/10/2026; 1 yr. CMT + 0.85% thereafter) due 8/10/2027(3)(5)	226,000	194,600
Wells Fargo & Co.
3.00% due 2/19/2025	88,000	84,730
4.897% (4.897% fixed rate until 7/25/2032; SOFR + 2.10% thereafter) due 7/25/2033(3)	229,000	223,364

		5,046,720

Commercial Services — 0.1%
Ashtead Capital, Inc.
2.45% due 8/12/2031(5)	400,000	314,884

		314,884

Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.00% due 10/29/2028	150,000	130,803
Aviation Capital Group LLC
1.95% due 9/20/2026(5)	241,000	208,588
Capital One Financial Corp.
4.20% due 10/29/2025	62,000	57,967

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — (continued)
Intercontinental Exchange, Inc.
4.00% due 9/15/2027	$109,000	$107,778
4.35% due 6/15/2029	685,000	677,013

		1,182,149

Electric — 1.5%
Alabama Power Co.
1.45% due 9/15/2030	18,000	14,467
Appalachian Power Co.
3.40% due 6/1/2025	118,000	114,308
Dominion Energy, Inc.
3.375% due 4/1/2030	39,000	35,347
4.85% due 8/15/2052	75,000	67,838
5.375% due 11/15/2032	443,000	454,682
Duke Energy Corp.
2.65% due 9/1/2026	41,000	38,403
3.75% due 4/15/2024	132,000	130,486
4.50% due 8/15/2032	358,000	345,960
Florida Power & Light Co.
5.05% due 4/1/2028	30,000	31,029
5.10% due 4/1/2033	110,000	114,271
5.30% due 4/1/2053	45,000	47,919
Georgia Power Co.
4.70% due 5/15/2032	299,000	296,420
4.75% due 9/1/2040	38,000	34,692
5.125% due 5/15/2052	204,000	199,426
ITC Holdings Corp.
4.95% due 9/22/2027(5)	70,000	70,377
Metropolitan Edison Co.
5.20% due 4/1/2028(5)	10,000	10,111
NextEra Energy Capital Holdings, Inc.
6.051% due 3/1/2025	25,000	25,439
Pacific Gas and Electric Co.
4.50% due 7/1/2040	162,100	133,402
5.90% due 6/15/2032	115,000	115,016
6.15% due 1/15/2033	280,000	287,367
6.70% due 4/1/2053	55,000	56,744
Pennsylvania Electric Co.
3.60% due 6/1/2029(5)	34,000	31,715
5.15% due 3/30/2026(5)	5,000	5,028
PPL Electric Utilities Corp.
5.25% due 5/15/2053	110,000	113,928
Southern California Edison Co.
3.70% due 8/1/2025	26,000	25,342
4.00% due 4/1/2047	29,000	23,877
4.65% due 10/1/2043	12,000	10,896
Southern Co.
2.95% due 7/1/2023	171,000	169,988
Texas Electric Market Stabilization Funding LLC
4.265% due 8/1/2036(5)	209,694	203,298

		3,207,776

Entertainment — 0.3%
Warnermedia Holdings, Inc.
4.054% due 3/15/2029(5)	625,000	581,206

		581,206

Gas — 0.4%
Boston Gas Co.
3.15% due 8/1/2027(5)	35,000	32,228
CenterPoint Energy Resources Corp.
5.25% due 3/1/2028	257,000	263,551
5.40% due 3/1/2033	353,000	364,991

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Gas — (continued)
KeySpan Gas East Corp.
2.742% due 8/15/2026(5)	$162,000	$148,750
NiSource, Inc.
5.25% due 3/30/2028	54,000	55,095
Southern California Gas Co.
2.95% due 4/15/2027	45,000	42,186

		906,801

Healthcare-Services — 0.2%
Aetna, Inc.
2.80% due 6/15/2023	123,000	122,428
Bon Secours Mercy Health, Inc.
2.095% due 6/1/2031	200,000	160,626
Sutter Health
2.294% due 8/15/2030	50,000	42,020
UnitedHealth Group, Inc.
4.20% due 5/15/2032	75,000	73,397
4.75% due 5/15/2052	10,000	9,745

		408,216

Insurance — 0.3%
Allstate Corp.
5.25% due 3/30/2033	65,000	65,770
American International Group, Inc.
3.40% due 6/30/2030	72,000	64,533
Athene Global Funding
2.50% due 3/24/2028(5)	382,000	321,610
Equitable Financial Life Global Funding
1.40% due 8/27/2027(5)	162,000	138,750
Northwestern Mutual Life Insurance Co.
3.625% due 9/30/2059(5)	18,000	13,196

		603,859

Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25% due 1/15/2029	125,000	104,241
Comcast Corp.
3.95% due 10/15/2025	620,000	612,969

		717,210

Oil & Gas — 0.6%
BP Capital Markets America, Inc.
4.812% due 2/13/2033	450,000	456,939
Equinor ASA
3.00% due 4/6/2027	359,000	340,795
3.125% due 4/6/2030	24,000	22,498
Hess Corp.
7.30% due 8/15/2031	271,000	301,664
Var Energi ASA
8.00% due 11/15/2032(5)	225,000	240,849

		1,362,745

Pharmaceuticals — 0.2%
CVS Health Corp.
5.25% due 2/21/2033	417,000	424,735

		424,735

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pipelines — 0.6%
Eastern Gas Transmission & Storage, Inc.
3.60% due 12/15/2024	$24,000	$23,297
EIG Pearl Holdings Sarl
3.545% due 8/31/2036(5)	200,000	171,264
Energy Transfer LP
4.95% due 6/15/2028	12,000	11,923
Enterprise Products Operating LLC
5.35% due 1/31/2033	451,000	468,860
Galaxy Pipeline Assets Bidco Ltd.
2.625% due 3/31/2036(5)	245,000	201,022
Gray Oak Pipeline LLC
2.60% due 10/15/2025(5)	85,000	78,937
3.45% due 10/15/2027(5)	15,000	13,544
Greensaif Pipelines Bidco Sarl
6.129% due 2/23/2038(5)	200,000	204,974
6.51% due 2/23/2042(5)	200,000	210,140

		1,383,961

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Trust I
5.49% due 3/15/2028(5)	315,000	321,712

		321,712

Semiconductors — 0.2%
Intel Corp.
5.20% due 2/10/2033	121,000	123,056
5.625% due 2/10/2043	126,000	129,072
5.70% due 2/10/2053	115,000	117,161

		369,289

Telecommunications — 0.1%
AT&T, Inc.
3.65% due 6/1/2051	95,000	71,906
3.85% due 6/1/2060	19,000	14,240
4.30% due 12/15/2042	26,000	22,643
Verizon Communications, Inc.
2.355% due 3/15/2032	103,000	84,506

		193,295

Trucking & Leasing — 0.4%
DAE Funding LLC
1.55% due 8/1/2024(5)	294,000	276,536
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.70% due 11/1/2024(5)	65,000	62,217
3.95% due 3/10/2025(5)	203,000	197,288
5.55% due 5/1/2028(5)	130,000	129,930
5.70% due 2/1/2028(5)	240,000	242,393

		908,364

Total Corporate Bonds & Notes (Cost $20,767,458)		20,729,125

Municipals — 0.7%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue Series A
6.899% due 12/1/2040	50,000	57,888
Dallas Fort Worth International Airport Series A
4.087% due 11/1/2051	100,000	89,562

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value
Municipals — (continued)
Metropolitan Transportation Authority Series C2
5.175% due 11/15/2049	$105,000	$94,288
Municipal Electric Authority of Georgia
6.637% due 4/1/2057	150,000	165,487
Regents of the University of California Medical Center Pooled Revenue
3.006% due 5/15/2050	125,000	87,837
State of Illinois
5.10% due 6/1/2033	740,000	737,298
Texas Natural Gas Securitization Finance Corp.
5.102% due 4/1/2035	120,000	123,264
5.169% due 4/1/2041	90,000	94,892

Total Municipals (Cost $1,507,709)		1,450,516

Non–Agency Mortgage–Backed Securities — 1.1%
BX Commercial Mortgage Trust
2021-VOLT A
5.384% due 9/15/2036(2)(3)(5)	425,000	408,050
BX Trust
2021-LGCY A
5.19% due 10/15/2036(2)(3)(5)	400,000	379,462
BXHPP Trust
2021-FILM A
5.334% due 8/15/2036(2)(3)(5)	225,000	211,546
Fannie Mae REMICS
2013-36 Z
3.00% due 4/25/2043	253,838	234,632
2013-83 NZ
3.50% due 8/25/2043	258,578	245,675
2020-27 HC
1.50% due 10/25/2049	425,480	344,618
Freddie Mac REMICS
3967 ZP
4.00% due 9/15/2041	274,788	266,155
5170 DP
2.00% due 7/25/2050	262,791	228,041

Total Non–Agency Mortgage–Backed Securities (Cost $2,417,847)		2,318,179

U.S. Government Securities — 13.5%
U.S. Treasury Bond
2.25% due 2/15/2052	1,677,000	1,251,199
2.375% due 2/15/2042	4,675,000	3,758,262
2.875% due 5/15/2052	123,100	105,347
3.25% due 5/15/2042	25,000	23,066
3.375% due 8/15/2042	129,600	121,723
3.625% due 2/15/2053	714,800	709,774
3.875% due 2/15/2043	350,000	353,117
4.00% due 11/15/2042	900,200	924,674
4.00% due 11/15/2052	1,730,000	1,836,773
U.S. Treasury Note
2.50% due 4/30/2024	3,272,300	3,199,440
2.625% due 4/15/2025	4,365,000	4,241,893
2.625% due 5/31/2027	210,000	201,370
2.75% due 4/30/2027	5,867,500	5,655,262
2.75% due 7/31/2027	195,000	187,794
2.875% due 4/30/2029	20,000	19,203
3.125% due 8/15/2025	260,000	255,125
3.125% due 8/31/2027	269,000	263,158
3.25% due 6/30/2029	230,000	225,508
3.50% due 9/15/2025	300,000	297,141

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

U.S. Government Securities — (continued)
3.50% due 1/31/2028	$80,300	$79,892
3.50% due 2/15/2033	814,000	815,399
3.625% due 3/31/2028	165,000	165,297
3.875% due 11/30/2027	889,000	898,376
3.875% due 12/31/2027	359,600	363,421
3.875% due 11/30/2029	169,000	171,931
3.875% due 12/31/2029	237,100	241,397
4.00% due 12/15/2025	782,000	784,994
4.00% due 2/29/2028	735,000	748,379
4.00% due 10/31/2029	257,000	263,224
4.125% due 9/30/2027	423,400	431,438
4.125% due 10/31/2027	519,000	529,056
4.125% due 11/15/2032	73,900	77,664
4.625% due 2/28/2025	389,400	393,188
4.625% due 3/15/2026	40,000	40,913

Total U.S. Government Securities (Cost $30,292,116)		29,634,398

U.S. Treasury Bills — 1.0%
U.S. Treasury Bill
3.33% due 4/20/2023(6)	2,254,300	2,249,260

Total U.S. Treasury Bills (Cost $2,248,838)		2,249,260

Repurchase Agreements — 0.7%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $1,433,916, due 4/3/2023(7)	1,433,744	1,433,744

Total Repurchase Agreements (Cost $1,433,744)		1,433,744

Total Investments — 100.5% (Cost $215,776,085)		221,026,506

Liabilities in excess of other assets — (0.5)%		(1,099,531)

Total Net Assets — 100.0%		$219,926,975

(1)	Non–income–producing security.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2023.
(4)	TBA — To be announced.
(5)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2023, the aggregate market value of these securities amounted to $7,362,170, representing 3.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(6)	Interest rate shown reflects the discount rate at time of purchase.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$1,500,100	$1,462,422

Open futures contracts at March 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	June 2023	2	Long	$412,863	$412,906	$43
U.S. 5-Year Treasury Note	June 2023	36	Long	3,855,577	3,942,281	86,704
U.S. 10-Year Treasury Note	June 2023	3	Long	347,397	344,766	(2,631)

Total				$4,615,837	$4,699,953	$84,116

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Ultra 10-Year Treasury Note	June 2023	8	Short	$(937,097)	$(969,125)	$(32,028)

Total				$(937,097)	$(969,125)	$(32,028)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

Legend:

ADR – American Depositary Receipt

CMT – Constant Maturity Treasury

SOFR – Secured Overnight Financing Rate

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$143,499,876	$—	$—	$143,499,876
Agency Mortgage–Backed Securities	—	19,245,662	—	19,245,662
Asset–Backed Securities	—	465,746	—	465,746
Corporate Bonds & Notes	—	20,729,125	—	20,729,125
Municipals	—	1,450,516	—	1,450,516
Non–Agency Mortgage–Backed Securities	—	2,318,179	—	2,318,179
U.S. Government Securities	—	29,634,398	—	29,634,398
U.S. Treasury Bills	—	2,249,260	—	2,249,260
Repurchase Agreements	—	1,433,744	—	1,433,744

Total	$143,499,876	$77,526,630	$—	$221,026,506

Other Financial Instruments
Futures Contracts
Assets	$86,747	$—	$—	$86,747
Liabilities	(34,659)	—	—	(34,659)

Total	$52,088	$—	$—	$52,088

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 9.9%
Federal Home Loan Mortgage Corp.
3.00% due 3/1/2052	$2,816,966	$2,525,901
3.50% due 6/1/2052	6,686,400	6,207,422
4.00% due 10/1/2037	457,214	449,973
4.00% due 6/1/2052	3,195,991	3,054,470
4.50% due 8/1/2052	3,877,885	3,799,750
4.50% due 9/1/2052	485,541	475,436
Federal National Mortgage Association
3.00% due 7/1/2051	3,616,815	3,243,584
3.00% due 5/1/2052	1,527,789	1,369,688
3.00% due 5/1/2052	8,244,695	7,391,503
3.50% due 6/1/2052	4,991,800	4,634,251
3.50% due 9/1/2052	3,982,403	3,704,364
3.50% due 10/1/2052	4,025,578	3,736,744
4.00% due 6/1/2052	4,963,809	4,744,056

Total Agency Mortgage–Backed Securities (Cost $46,868,716)		45,337,142

Asset–Backed Securities — 18.9%
Aligned Data Centers Issuer LLC
2021-1A A2
1.937% due 8/15/2046(1)	2,016,000	1,775,734
Allegro CLO VI Ltd.
2017-2A B
6.292% (3 mo. USD LIBOR + 1.50%) due 1/17/2031(1)(2)(3)	2,000,000	1,936,800
Ally Auto Receivables Trust
2022-1 A3
3.31% due 11/15/2026	3,850,000	3,766,269
AmeriCredit Automobile Receivables Trust
2020-3 C
1.06% due 8/18/2026	2,625,000	2,459,972
Anchorage Capital CLO 21 Ltd.
2021-21A B
6.558% (3 mo. USD LIBOR + 1.75%) due 10/20/2034(1)(2)(3)	1,750,000	1,688,400
Ares XXVII CLO Ltd.
2013-2A BR2
6.452% (3 mo. USD LIBOR + 1.65%) due 10/28/2034(1)(2)(3)	2,000,000	1,942,030
Ares XXVIIIR CLO Ltd.
2018-28RA A2
6.192% (3 mo. USD LIBOR + 1.40%) due 10/17/2030(1)(2)(3)	2,400,000	2,310,720
Avis Budget Rental Car Funding AESOP LLC
2019-3A A
2.36% due 3/20/2026(1)	2,440,000	2,315,113
Barings CLO Ltd.
2020-1A AR
5.942% (3 mo. USD LIBOR + 1.15%) due 10/15/2036(1)(2)(3)	2,800,000	2,723,596
Battery Park CLO II Ltd.
2022-1A A1
6.39% (3 mo. USD Term SOFR + 2.21%) due 10/20/2035(1)(2)	3,550,000	3,562,070

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Benefit Street Partners CLO XVI Ltd.
2018-16A BR
6.342% (3 mo. USD LIBOR + 1.55%) due 1/17/2032(1)(2)(3)	$2,800,000	$2,706,200
Canyon Capital CLO Ltd.
2022-1A B
6.482% (3 mo. USD Term SOFR + 1.85%) due 4/15/2035(1)(2)	2,000,000	1,926,814
CarMax Auto Owner Trust
2020-4 B
0.85% due 6/15/2026	2,200,000	2,046,487
Cathedral Lake VI Ltd.
2021-6A AN
6.068% (3 mo. USD LIBOR + 1.25%) due 4/25/2034(1)(2)(3)	2,500,000	2,450,050
CIFC Funding Ltd.
2013-4A BRR
6.415% (3 mo. USD LIBOR + 1.60%) due 4/27/2031(1)(2)(3)	2,000,000	1,945,400
Dryden 80 CLO Ltd.
2019-80A AR
5.908% (3 mo. USD Term SOFR + 1.25%) due 1/17/2033(1)(2)	3,350,000	3,287,020
Dryden Senior Loan Fund
2017-47A CR
6.842% (3 mo. USD LIBOR + 2.05%) due 4/15/2028(1)(2)(3)	2,100,000	2,040,780
Exeter Automobile Receivables Trust
2022-2A A3
2.80% due 11/17/2025	2,274,081	2,259,554
Ford Credit Auto Owner Trust
2020-1 A
2.04% due 8/15/2031(1)	2,400,000	2,274,281
GM Financial Consumer Automobile Receivables Trust
2020-4 A4
0.50% due 2/17/2026	3,579,000	3,377,140
Gulf Stream Meridian 6 Ltd.
2021-6A A1
5.982% (3 mo. USD LIBOR + 1.19%) due 1/15/2037(1)(2)(3)	1,800,000	1,750,500
Hertz Vehicle Financing III LLC
2022-3A A
3.37% due 3/25/2025(1)	2,140,000	2,099,289
Hyundai Auto Lease Securitization Trust
2022-B A3
3.35% due 6/16/2025(1)	2,800,000	2,747,941
Jamestown CLO XI Ltd.
2018-11A A2
6.492% (3 mo. USD LIBOR + 1.70%) due 7/14/2031(1)(2)(3)	2,800,000	2,722,720

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
KKR CLO 38 Ltd.
38A A1
5.978% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(2)	$2,800,000	$2,737,826
Master Credit Card Trust
2021-1A A
0.53% due 11/21/2025(1)	3,120,000	2,956,752
Neuberger Berman Loan Advisers CLO 26 Ltd.
2017-26A BR
6.195% (3 mo. USD LIBOR + 1.40%) due 10/18/2030(1)(2)(3)	1,050,000	1,021,084
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A A
5.852% (3 mo. USD LIBOR + 1.06%) due 4/16/2033(1)(2)(3)	2,900,000	2,845,190
Nissan Auto Lease Trust
2023-A A4
4.80% due 7/15/2027	1,600,000	1,599,858
OHA Credit Partners XIV Ltd.
2017-14A B
6.315% (3 mo. USD LIBOR + 1.50%) due 1/21/2030(1)(2)(3)	2,000,000	1,941,400
PPM CLO 2 Ltd.
2019-2A BR
6.548% (3 mo. USD LIBOR + 1.75%) due 4/16/2032(1)(2)(3)	2,500,000	2,400,750
Santander Drive Auto Receivables Trust
2022-3 A3
3.40% due 12/15/2026	2,800,000	2,761,338
TIAA CLO IV Ltd.
2018-1A A2
6.508% (3 mo. USD LIBOR + 1.70%) due 1/20/2032(1)(2)(3)	1,240,000	1,214,952
Toyota Auto Loan Extended Note Trust
2021-1A A
1.07% due 2/27/2034(1)	2,175,000	1,950,152
Verizon Owner Trust
2020-C A
0.41% due 4/21/2025	1,313,913	1,294,966
Voya CLO Ltd.
2015-3A A3R
6.508% (3 mo. USD LIBOR + 1.70%) due 10/20/2031(1)(2)(3)	2,000,000	1,934,192
Westlake Automobile Receivables Trust
2022-3A A2
5.24% due 7/15/2025(1)	1,615,000	1,610,232
World Omni Auto Receivables Trust
2021-B A4
0.69% due 6/15/2027	2,800,000	2,576,763

Total Asset–Backed Securities (Cost $88,380,565)		86,960,335

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — 22.5%
Aerospace & Defense — 0.4%
Northrop Grumman Corp.
4.95% due 3/15/2053	$400,000	$398,228
Raytheon Technologies Corp.
5.15% due 2/27/2033	1,200,000	1,246,956
5.375% due 2/27/2053	300,000	315,852

		1,961,036

Agriculture — 0.5%
Philip Morris International, Inc.
5.75% due 11/17/2032	2,300,000	2,412,792

		2,412,792

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
3.50% due 6/1/2030	1,200,000	1,131,924

		1,131,924

Biotechnology — 0.2%
Amgen, Inc.
5.25% due 3/2/2033	900,000	924,327

		924,327

Chemicals — 0.2%
Nutrien Ltd.
4.90% due 3/27/2028	400,000	400,400
5.80% due 3/27/2053	400,000	413,092

		813,492

Commercial Banks — 5.9%
Bank of America Corp.
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD LIBOR + 1.31% thereafter) due 7/23/2029(2)(3)	5,800,000	5,582,326
BNP Paribas SA
5.125% (5.125% fixed rate until 1/13/2028; 1 yr. CMT + 1.45% thereafter) due 1/13/2029(1)(2)	2,200,000	2,200,396
Deutsche Bank AG
2.311% (2.311% fixed rate until 11/16/2026; SOFR + 1.22% thereafter) due 11/16/2027(2)	2,400,000	2,030,952
Discover Bank
4.682% (4.682% fixed rate until 8/9/2023; 5 yr. USD Swap + 1.73% thereafter) due 8/9/2028(2)	2,000,000	1,843,500
JPMorgan Chase & Co.
4.203% (4.203% fixed rate until 7/23/2028; 3 mo. USD LIBOR + 1.26% thereafter) due 7/23/2029(2)(3)	5,800,000	5,601,234
Mitsubishi UFJ Financial Group, Inc.
5.475% (5.475% fixed rate until 2/22/2030; 1 yr. CMT + 1.53% thereafter) due 2/22/2031(2)	800,000	806,312

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Mizuho Financial Group, Inc.
5.667% (5.667% fixed rate until 5/27/2028; 1 yr. CMT + 1.5% thereafter) due 5/27/2029(2)	$1,100,000	$1,114,608
Morgan Stanley
5.123% (5.123% fixed rate until 2/1/2028; SOFR + 1.73% thereafter) due 2/1/2029(2)	5,500,000	5,534,430
NatWest Group PLC
5.847% (5.847% fixed rate until 3/2/2026; 1 yr. CMT + 1.35% thereafter) due 3/2/2027(2)	500,000	501,140
PNC Financial Services Group, Inc.
2.55% due 1/22/2030	1,000,000	853,000
Truist Financial Corp.
4.873% (4.873% fixed rate until 1/26/2028; SOFR + 1.44% thereafter) due 1/26/2029(2)	1,200,000	1,167,948

		27,235,846

Commercial Services — 0.1%
S&P Global, Inc.
2.90% due 3/1/2032	700,000	624,365

		624,365

Computers — 0.3%
Apple, Inc.
2.65% due 2/8/2051	500,000	350,630
3.25% due 8/8/2029	100,000	95,676
3.35% due 8/8/2032	1,000,000	944,140

		1,390,446

Cosmetics & Personal Care — 1.0%
Haleon U.S. Capital LLC
3.625% due 3/24/2032	2,600,000	2,360,722
Kenvue, Inc.
4.90% due 3/22/2033(1)	1,700,000	1,759,092
5.05% due 3/22/2053(1)	400,000	413,976

		4,533,790

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.00% due 10/29/2028	2,450,000	2,136,449
3.30% due 1/30/2032	600,000	495,528
Air Lease Corp.
5.30% due 2/1/2028	1,000,000	987,880
Mastercard, Inc.
4.85% due 3/9/2033	1,300,000	1,353,027

		4,972,884

Electric — 1.0%
Alabama Power Co.
3.94% due 9/1/2032	1,000,000	938,240
Consumers Energy Co.
4.20% due 9/1/2052	600,000	526,026
Duke Energy Corp.
3.50% due 6/15/2051	950,000	697,547
Exelon Corp.
5.60% due 3/15/2053	500,000	509,830

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
Pacific Gas and Electric Co.
3.75% due 7/1/2028	$1,100,000	$1,011,846
6.70% due 4/1/2053	600,000	619,026
Wisconsin Public Service Corp.
2.85% due 12/1/2051	400,000	274,904

		4,577,419

Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.279% due 3/15/2032(1)	1,200,000	1,070,736

		1,070,736

Food — 0.7%
Kraft Heinz Foods Co.
3.75% due 4/1/2030	1,700,000	1,611,124
Kroger Co.
1.70% due 1/15/2031	1,800,000	1,434,528

		3,045,652

Gas — 0.1%
CenterPoint Energy Resources Corp.
5.40% due 3/1/2033	600,000	620,382

		620,382

Healthcare-Products — 0.6%
Abbott Laboratories
4.75% due 11/30/2036	2,500,000	2,595,175

		2,595,175

Healthcare-Services — 0.3%
UnitedHealth Group, Inc.
2.30% due 5/15/2031	1,700,000	1,457,070

		1,457,070

Insurance — 1.0%
Aon Corp. / Aon Global Holdings PLC
5.35% due 2/28/2033	1,200,000	1,241,412
Athene Holding Ltd.
3.50% due 1/15/2031	900,000	750,132
Corebridge Financial, Inc.
3.90% due 4/5/2032(1)	500,000	432,515
Hartford Financial Services Group, Inc.
2.80% due 8/19/2029	700,000	615,699
3.60% due 8/19/2049	400,000	303,876
MetLife, Inc.
4.55% due 3/23/2030	400,000	393,980
5.25% due 1/15/2054	600,000	585,552
Prudential Financial, Inc.
3.70% due 3/13/2051	200,000	151,452
5.75% due 7/15/2033	200,000	213,150

		4,687,768

Internet — 0.2%
Netflix, Inc.
4.875% due 6/15/2030(1)	1,000,000	997,310

		997,310

Media — 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25% due 1/15/2029	1,400,000	1,167,502
4.40% due 4/1/2033	300,000	265,908
5.25% due 4/1/2053	100,000	80,857

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Media — (continued)
Comcast Corp.
1.95% due 1/15/2031	$1,200,000	$997,644
2.887% due 11/1/2051	400,000	272,964

		2,784,875

Miscellaneous Manufacturing — 0.3%
Parker-Hannifin Corp.
4.50% due 9/15/2029	1,100,000	1,092,718

		1,092,718

Oil & Gas — 1.1%
BP Capital Markets America, Inc.
4.812% due 2/13/2033	2,600,000	2,640,092
Cenovus Energy, Inc.
2.65% due 1/15/2032	500,000	412,870
3.75% due 2/15/2052	300,000	218,406
Marathon Oil Corp.
6.80% due 3/15/2032	700,000	739,116
Valero Energy Corp.
2.80% due 12/1/2031	1,300,000	1,093,534

		5,104,018

Pharmaceuticals — 1.1%
AbbVie, Inc.
3.20% due 11/21/2029	400,000	371,028
4.25% due 11/21/2049	200,000	176,446
Bristol Myers Squibb Co.
2.95% due 3/15/2032	2,800,000	2,524,956
CVS Health Corp.
2.125% due 9/15/2031	2,600,000	2,122,250

		5,194,680

Pipelines — 0.8%
Energy Transfer LP
3.75% due 5/15/2030	700,000	645,827
5.00% due 5/15/2050	500,000	425,430
ONEOK, Inc.
6.10% due 11/15/2032	2,200,000	2,278,408
Western Midstream Operating LP
6.15% due 4/1/2033	400,000	406,372

		3,756,037

Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.
5.50% due 3/15/2028	2,000,000	2,042,100
5.65% due 3/15/2033	1,000,000	1,030,350
AvalonBay Communities, Inc.
5.00% due 2/15/2033	1,300,000	1,320,384
Essex Portfolio LP
1.70% due 3/1/2028	2,000,000	1,719,340
Realty Income Corp.
4.85% due 3/15/2030	1,800,000	1,775,952

		7,888,126

Semiconductors — 0.7%
Broadcom, Inc.
4.15% due 4/15/2032(1)	2,000,000	1,823,560
Intel Corp.
5.20% due 2/10/2033	900,000	915,291
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.65% due 2/15/2032	400,000	327,520

		3,066,371

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Software — 0.5%
Microsoft Corp.
2.921% due 3/17/2052	$600,000	$454,674
Oracle Corp.
5.55% due 2/6/2053	300,000	285,534
6.25% due 11/9/2032	1,000,000	1,073,380
6.90% due 11/9/2052	300,000	336,279

		2,149,867

Telecommunications — 1.2%
AT&T, Inc.
2.55% due 12/1/2033	1,600,000	1,287,056
3.65% due 6/1/2051	1,000,000	756,910
T-Mobile USA, Inc.
2.70% due 3/15/2032	1,300,000	1,094,834
3.40% due 10/15/2052	500,000	360,080
Verizon Communications, Inc.
2.355% due 3/15/2032	2,200,000	1,804,990

		5,303,870

Transportation — 0.4%
Union Pacific Corp.
3.95% due 9/10/2028	300,000	296,880
4.50% due 1/20/2033	500,000	501,450
4.95% due 5/15/2053	900,000	910,287

		1,708,617

Total Corporate Bonds & Notes (Cost $102,786,153)		103,101,593

Non–Agency Mortgage–Backed Securities — 6.9%
Benchmark Mortgage Trust
2018-B3 AS
4.195% due 4/10/2051(2)(4)	2,550,000	2,363,405
Citigroup Commercial Mortgage Trust
2014-GC23 AS
3.863% due 7/10/2047	2,750,000	2,669,276
Commercial Mortgage Trust
2017-COR2 A3
3.51% due 9/10/2050	2,920,000	2,700,852
2019-GC44 AM
3.263% due 8/15/2057	2,415,000	2,019,945
DBGS Mortgage Trust
2018-C1 AM
4.61% due 10/15/2051(2)(4)	2,400,000	2,217,201
DBUBS Mortgage Trust
2017-BRBK A
3.452% due 10/10/2034(1)	1,760,000	1,676,962
Freddie Mac STACR REMIC Trust
2021-DNA7 M2
6.36% due 11/25/2041(1)(2)(4)	2,200,000	2,087,786
2021-HQA4 M1
5.51% due 12/25/2041(1)(2)(4)	1,458,751	1,405,215
2022-DNA1 M1A
5.56% due 1/25/2042(1)(2)(4)	1,268,203	1,238,894
2022-HQA3 M1A
6.86% due 8/25/2042(1)(2)(4)	2,607,367	2,614,684
Hilton USA Trust
2016-HHV A
3.719% due 11/5/2038(1)	1,875,000	1,727,317
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9 AS
3.456% due 5/15/2046	2,190,000	2,147,033

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
Wells Fargo Commercial Mortgage Trust
2015-NXS4 A4
3.718% due 12/15/2048	$3,120,000	$2,982,442
2018-C43 A4
4.012% due 3/15/2051(2)(4)	3,000,000	2,838,694
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	975,000	949,057

Total Non–Agency Mortgage–Backed Securities (Cost $32,872,192)		31,638,763

U.S. Government Agencies — 0.9%
Fannie Mae Discount Note
1.545% due 4/3/2023(5)	4,000,000	3,999,496

Total U.S. Government Agencies (Cost $3,999,111)		3,999,496

U.S. Government Securities — 35.1%
U.S. Treasury Bond
2.375% due 2/15/2042	55,000,000	44,214,844
3.625% due 2/15/2053	24,000,000	23,831,250
U.S. Treasury Note
3.50% due 2/15/2033	16,200,000	16,227,844
3.625% due 3/31/2028	67,000,000	67,120,392
3.875% due 3/31/2025	10,000,000	9,969,922

Total U.S. Government Securities (Cost $164,997,668)		161,364,252

	Shares	Value

Exchange–Traded Funds — 4.6%
iShares MBS ETF	120,000	11,367,600
Vanguard Short-Term Inflation-Protected Securities ETF	203,800	9,745,716

Total Exchange–Traded Funds (Cost $21,596,114)		21,113,316

	Principal Amount	Value

Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $1,042,191, due 4/3/2023(6)	$1,042,066	1,042,066

Total Repurchase Agreements (Cost $1,042,066)		1,042,066

Total Investments — 99.0% (Cost $462,542,585)		454,556,963

Assets in excess of other liabilities — 1.0%		4,439,335

Total Net Assets — 100.0%		$458,996,298

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2023, the aggregate market value of these securities amounted to $84,266,431, representing 18.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2023.
(3)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	Interest rate shown reflects the discount rate at time of purchase.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$1,090,300	$1,062,915

Open futures contracts at March 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	June 2023	350	Long	$71,605,666	$72,258,594	$652,928
U.S. Ultra 10-Year Treasury Note	June 2023	4	Long	560,019	484,563	(75,456)

Total				$72,165,685	$72,743,157	$577,472

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$45,337,142	$—	$45,337,142
Asset–Backed Securities	—	86,960,335	—	86,960,335
Corporate Bonds & Notes	—	103,101,593	—	103,101,593
Non–Agency Mortgage–Backed Securities	—	31,638,763	—	31,638,763
U.S. Government Agencies	—	3,999,496	—	3,999,496
U.S. Government Securities	—	161,364,252	—	161,364,252
Exchange–Traded Funds	21,113,316	—	—	21,113,316
Repurchase Agreements	—	1,042,066	—	1,042,066

Total	$21,113,316	$433,443,647	$—	$454,556,963

Other Financial Instruments
Futures Contracts
Assets	$652,928	$—	$—	$652,928
Liabilities	(75,456)	—	—	(75,456)

Total	$577,472	$—	$—	$577,472

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — 98.7%
Aerospace & Defense — 3.4%
General Dynamics Corp.	8,700	$1,985,427
L3Harris Technologies, Inc.	6,549	1,285,176
Raytheon Technologies Corp.	14,512	1,421,160

		4,691,763

Banks — 5.9%
JPMorgan Chase & Co.	25,027	3,261,268
M&T Bank Corp.	16,047	1,918,740
Regions Financial Corp.	64,193	1,191,422
Royal Bank of Canada (Canada)	19,044	1,821,263

		8,192,693

Beverages — 1.2%
Keurig Dr Pepper, Inc.	46,059	1,624,962

		1,624,962

Building Products — 1.4%
Johnson Controls International PLC	32,124	1,934,507

		1,934,507

Capital Markets — 7.1%
Ares Management Corp., Class A	33,692	2,811,260
Blackstone, Inc.	16,455	1,445,407
Goldman Sachs Group, Inc.	4,458	1,458,256
Morgan Stanley	29,367	2,578,423
Raymond James Financial, Inc.	17,454	1,627,935

		9,921,281

Chemicals — 3.4%
Celanese Corp.	7,281	792,828
LyondellBasell Industries NV, Class A	18,106	1,699,972
PPG Industries, Inc.	16,648	2,223,840

		4,716,640

Communications Equipment — 2.3%
Cisco Systems, Inc.	61,857	3,233,575

		3,233,575

Distributors — 1.1%
LKQ Corp.	26,861	1,524,630

		1,524,630

Electric Utilities — 4.7%
American Electric Power Co., Inc.	23,203	2,111,241
Exelon Corp.	60,810	2,547,331
NextEra Energy, Inc.	23,609	1,819,782

		6,478,354

Electrical Equipment — 2.2%
Eaton Corp. PLC	9,752	1,670,908
Emerson Electric Co.	16,242	1,415,328

		3,086,236

Electronic Equipment, Instruments & Components — 2.6%
Corning, Inc.	53,796	1,897,923
TE Connectivity Ltd.	13,601	1,783,771

		3,681,694

Financial Services — 1.7%
Equitable Holdings, Inc.	48,352	1,227,657
Fidelity National Information Services, Inc.	22,014	1,196,021

		2,423,678

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Food Products — 3.1%
Archer-Daniels-Midland Co.	17,910	$1,426,711
Kellogg Co.	20,393	1,365,515
Mondelez International, Inc., Class A	21,754	1,516,689

		4,308,915

Gas Utilities — 1.4%
Atmos Energy Corp.	17,502	1,966,525

		1,966,525

Ground Transportation — 1.0%
Canadian National Railway Co. (Canada)	12,233	1,443,431

		1,443,431

Health Care Equipment & Supplies — 2.2%
Becton Dickinson and Co.	7,478	1,851,104
Medtronic PLC	15,463	1,246,627

		3,097,731

Health Care Providers & Services — 2.9%
Elevance Health, Inc.	3,746	1,722,448
UnitedHealth Group, Inc.	4,789	2,263,234

		3,985,682

Health Care REITs — 1.2%
Welltower, Inc.	23,029	1,650,949

		1,650,949

Hotel & Resort REITs — 0.8%
Host Hotels & Resorts, Inc.	66,587	1,098,020

		1,098,020

Household Durables — 1.0%
Lennar Corp., Class A	12,667	1,331,428

		1,331,428

Household Products — 1.0%
Kimberly-Clark Corp.	9,942	1,334,415

		1,334,415

Industrial Conglomerates — 2.4%
Honeywell International, Inc.	6,592	1,259,863
Siemens AG, ADR	14,416	1,166,975
Siemens AG (Reg S) (Germany)	5,369	869,073

		3,295,911

Insurance — 4.2%
American International Group, Inc.	28,653	1,442,965
Chubb Ltd.	9,579	1,860,050
MetLife, Inc.	44,347	2,569,465

		5,872,480

IT Services — 0.7%
Amdocs Ltd.	10,244	983,731

		983,731

Media — 1.7%
Comcast Corp., Class A	61,332	2,325,096

		2,325,096

Metals & Mining — 1.0%
Rio Tinto PLC, ADR	19,740	1,354,164

		1,354,164

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Multi-Utilities — 1.5%
Sempra Energy	14,204	$2,147,077

		2,147,077

Oil, Gas & Consumable Fuels — 7.7%
ConocoPhillips	34,269	3,399,827
Coterra Energy, Inc.	81,282	1,994,660
EOG Resources, Inc.	24,304	2,785,968
Phillips 66	11,082	1,123,493
TC Energy Corp. (Canada)	35,912	1,396,888

		10,700,836

Personal Care Products — 1.9%
Unilever PLC, ADR	50,384	2,616,441

		2,616,441

Pharmaceuticals — 12.9%
AstraZeneca PLC, ADR	29,833	2,070,709
Eli Lilly and Co.	6,522	2,239,785
Johnson & Johnson	23,053	3,573,215
Merck & Co., Inc.	36,224	3,853,871
Pfizer, Inc.	112,485	4,589,388
Roche Holding AG (Switzerland)	5,402	1,545,984

		17,872,952

Semiconductors & Semiconductor Equipment — 5.1%
Analog Devices, Inc.	8,500	1,676,370
Broadcom, Inc.	2,897	1,858,541
NXP Semiconductors NV	9,658	1,800,976
QUALCOMM, Inc.	13,509	1,723,478

		7,059,365

Specialized REITs — 3.0%
Crown Castle, Inc.	14,955	2,001,577
Gaming and Leisure Properties, Inc.	43,063	2,241,860

		4,243,437

Specialty Retail — 3.3%
Home Depot, Inc.	9,357	2,761,438
TJX Cos., Inc.	22,545	1,766,626

		4,528,064

Tobacco — 1.7%
Philip Morris International, Inc.	24,947	2,426,096

		2,426,096

Total Common Stocks (Cost $138,053,937)		137,152,759

	Principal Amount	Value

Repurchase Agreements — 1.2%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $1,592,398, due 4/3/2023(1)	$1,592,207	1,592,207

Total Repurchase Agreements (Cost $1,592,207)		1,592,207

Total Investments — 99.9% (Cost $139,646,144)		138,744,966

Assets in excess of other liabilities — 0.1%		157,193

Total Net Assets — 100.0%		$138,902,159

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$1,665,900	$1,624,058

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$134,737,702	$2,415,057	*	$—	$137,152,759
Repurchase Agreements	—	1,592,207		—	1,592,207

Total	$134,737,702	$4,007,264		$—	$138,744,966

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — 98.5%
Aerospace & Defense — 2.4%
HEICO Corp., Class A	18,106	$2,460,605
Howmet Aerospace, Inc.	26,510	1,123,229
Spirit AeroSystems Holdings, Inc., Class A	47,260	1,631,888

		5,215,722

Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc.(1)	65,070	1,355,408

		1,355,408

Automobile Components — 1.4%
Adient PLC(1)	27,475	1,125,376
Lear Corp.	12,459	1,737,906
Novem Group SA (Luxembourg)	19,115	203,493

		3,066,775

Automobiles — 0.5%
Harley-Davidson, Inc.	28,301	1,074,589

		1,074,589

Banks — 5.4%
Associated Banc-Corp	55,701	1,001,504
Axos Financial, Inc.(1)	26,580	981,334
Bancorp, Inc.(1)	109,377	3,046,149
Cadence Bank	34,460	715,390
East West Bancorp, Inc.	19,040	1,056,720
First Interstate BancSystem, Inc., Class A	11,070	330,550
Pathward Financial, Inc.	6,960	288,770
Piraeus Financial Holdings SA (Greece)(1)	114,146	248,997
Popular, Inc.	24,557	1,409,817
Synovus Financial Corp.	19,420	598,719
Wintrust Financial Corp.	9,000	656,550
Zions Bancorporation NA	39,241	1,174,483

		11,508,983

Beverages — 0.4%
Boston Beer Co., Inc., Class A(1)	1,585	520,989
Celsius Holdings, Inc.(1)	4,621	429,476

		950,465

Biotechnology — 0.7%
United Therapeutics Corp.(1)	6,600	1,478,136

		1,478,136

Building Products — 1.1%
Carlisle Cos., Inc.	10,036	2,268,839

		2,268,839

Capital Markets — 1.0%
Interactive Brokers Group, Inc., Class A	18,088	1,493,345
Lazard Ltd., Class A	9,382	310,638
Patria Investments Ltd., Class A	20,443	302,557

		2,106,540

Chemicals — 2.6%
Ashland, Inc.	14,956	1,536,131
Chemours Co.	37,186	1,113,349
RPM International, Inc.	22,412	1,955,223
Valvoline, Inc.	27,446	958,963

		5,563,666

Commercial Services & Supplies — 0.8%
Brink’s Co.	25,266	1,687,769

		1,687,769

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Construction & Engineering — 1.5%
MDU Resources Group, Inc.	15,324	$467,075
WillScot Mobile Mini Holdings Corp.(1)	59,035	2,767,561

		3,234,636

Construction Materials — 1.0%
Eagle Materials, Inc.	14,517	2,130,370

		2,130,370

Consumer Finance — 1.2%
FirstCash Holdings, Inc.	6,108	582,520
NerdWallet, Inc., Class A(1)	22,790	368,742
OneMain Holdings, Inc.	40,939	1,518,018

		2,469,280

Consumer Staples Distribution & Retail — 2.4%
Albertsons Cos., Inc., Class A	4,228	87,858
BJ’s Wholesale Club Holdings, Inc.(1)	14,509	1,103,700
Casey’s General Stores, Inc.	1,950	422,097
Grocery Outlet Holding Corp.(1)	6,334	178,999
Performance Food Group Co.(1)	28,323	1,709,010
Sprouts Farmers Market, Inc.(1)	16,081	563,317
US Foods Holding Corp.(1)	26,207	968,086

		5,033,067

Diversified Consumer Services — 0.7%
H&R Block, Inc.	28,393	1,000,853
Service Corp. International	8,146	560,282

		1,561,135

Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.(1)	6,145	139,922
Iridium Communications, Inc.	10,153	628,775

		768,697

Electric Utilities — 1.6%
ALLETE, Inc.	8,933	575,017
IDACORP, Inc.	9,641	1,044,410
OGE Energy Corp.	30,540	1,150,136
PNM Resources, Inc.	14,148	688,725

		3,458,288

Electrical Equipment — 1.3%
Regal Rexnord Corp.	19,152	2,695,261

		2,695,261

Electronic Equipment, Instruments & Components — 2.0%
Avnet, Inc.	25,611	1,157,617
Cognex Corp.	27,449	1,360,098
Jabil, Inc.	6,600	581,856
Trimble, Inc.(1)	11,683	612,423
TTM Technologies, Inc.(1)	33,845	456,569

		4,168,563

Energy Equipment & Services — 0.9%
ChampionX Corp.	44,068	1,195,565
Liberty Energy, Inc.	60,347	773,045

		1,968,610

Entertainment — 0.3%
Endeavor Group Holdings, Inc., Class A(1)	8,301	198,643
Liberty Media Corp-Liberty Formula One, Class C(1)	3,083	230,701
Warner Music Group Corp., Class A	6,378	212,834

		642,178

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — 3.4%
AvidXchange Holdings, Inc.(1)	45,490	$354,822
Cairo Mezz PLC (Cyprus)(1)	729,530	85,874
Cannae Holdings, Inc.(1)	26,221	529,140
Essent Group Ltd.	35,674	1,428,744
MGIC Investment Corp.	54,051	725,364
Nuvei Corp. (Canada)(1)(2)	12,503	544,711
Repay Holdings Corp.(1)	24,815	163,035
Shift4 Payments, Inc., Class A(1)	5,360	406,288
UWM Holdings Corp.	135,580	665,698
Voya Financial, Inc.	15,901	1,136,285
WEX, Inc.(1)	6,870	1,263,324

		7,303,285

Food Products — 1.2%
Bunge Ltd.	940	89,789
Darling Ingredients, Inc.(1)	17,238	1,006,699
Freshpet, Inc.(1)	2,709	179,309
Ingredion, Inc.	7,811	794,613
Nomad Foods Ltd.(1)	8,040	150,669
Post Holdings, Inc.(1)	2,461	221,170
Sovos Brands, Inc.(1)	8,226	137,210

		2,579,459

Gas Utilities — 0.4%
National Fuel Gas Co.	8,737	504,474
ONE Gas, Inc.	5,160	408,827

		913,301

Ground Transportation — 2.0%
Landstar System, Inc.	15,058	2,699,297
RXO, Inc.(1)	31,921	626,928
XPO, Inc.(1)	31,651	1,009,667

		4,335,892

Health Care Equipment & Supplies — 3.7%
ICU Medical, Inc.(1)	5,300	874,288
Insulet Corp.(1)	1,880	599,645
Masimo Corp.(1)	13,250	2,445,155
Nevro Corp.(1)	20,000	723,000
Penumbra, Inc.(1)	8,700	2,424,603
Tandem Diabetes Care, Inc.(1)	18,500	751,285

		7,817,976

Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc.(1)	21,800	1,575,050
agilon Health, Inc.(1)	40,000	950,000
Alignment Healthcare, Inc.(1)	80,000	508,800
Molina Healthcare, Inc.(1)	2,800	748,972
Option Care Health, Inc.(1)	43,900	1,394,703
Privia Health Group, Inc.(1)	28,500	786,885
Surgery Partners, Inc.(1)	34,600	1,192,662

		7,157,072

Health Care REITs — 1.2%
Healthcare Realty Trust, Inc.	54,360	1,050,779
Ventas, Inc.	35,053	1,519,547

		2,570,326

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Technology — 0.2%
Evolent Health, Inc., Class A(1)	13,200	$428,340

		428,340

Hotel & Resort REITs — 0.3%
Ryman Hospitality Properties, Inc.	6,700	601,191

		601,191

Hotels, Restaurants & Leisure — 5.3%
Aramark	67,509	2,416,822
Brinker International, Inc.(1)	13,746	522,348
Caesars Entertainment, Inc.(1)	23,993	1,171,098
Churchill Downs, Inc.	10,640	2,735,012
Domino’s Pizza, Inc.	3,708	1,223,158
Planet Fitness, Inc., Class A(1)	9,379	728,467
Vail Resorts, Inc.	2,965	692,861
Wyndham Hotels & Resorts, Inc.	25,888	1,756,501

		11,246,267

Household Durables — 1.8%
Leggett & Platt, Inc.	22,365	712,996
Mohawk Industries, Inc.(1)	8,353	837,138
NVR, Inc.(1)	163	908,267
Taylor Morrison Home Corp.(1)	37,078	1,418,604

		3,877,005

Household Products — 0.3%
Energizer Holdings, Inc.	12,596	437,081
Reynolds Consumer Products, Inc.	5,921	162,828

		599,909

Independent Power and Renewable Electricity Producers — 0.3%
NextEra Energy Partners LP	2,769	168,217
Ormat Technologies, Inc.	5,449	461,912

		630,129

Industrial REITs — 1.3%
EastGroup Properties, Inc.	11,740	1,940,857
Terreno Realty Corp.	14,340	926,364

		2,867,221

Insurance — 3.3%
American Financial Group, Inc.	10,979	1,333,949
BRP Group, Inc., Class A(1)	40,730	1,036,986
Fairfax Financial Holdings Ltd. (Canada)	1,200	798,073
Globe Life, Inc.	5,240	576,505
Primerica, Inc.	8,213	1,414,607
Reinsurance Group of America, Inc.	600	79,656
Talanx AG (Germany)	7,883	364,749
Unum Group	38,020	1,504,071

		7,108,596

Interactive Media & Services — 0.2%
IAC, Inc.(1)	920	47,472
TripAdvisor, Inc.(1)	4,886	97,036
Ziff Davis, Inc.(1)	4,294	335,147

		479,655

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
IT Services — 2.5%
Akamai Technologies, Inc.(1)	10,489	$821,289
Cyxtera Technologies, Inc.(1)	60,803	18,569
GoDaddy, Inc., Class A(1)	13,732	1,067,251
MongoDB, Inc.(1)	6,400	1,491,968
Twilio, Inc., Class A(1)	21,000	1,399,230
Wix.com Ltd.(1)	6,475	646,205

		5,444,512

Life Sciences Tools & Services — 1.3%
Bruker Corp.	20,200	1,592,568
Repligen Corp.(1)	7,600	1,279,536

		2,872,104

Machinery — 7.0%
AGCO Corp.	15,740	2,128,048
Allison Transmission Holdings, Inc.	13,336	603,321
Chart Industries, Inc.(1)	7,390	926,706
Crane Holdings Co.	14,670	1,665,045
Dover Corp.	7,420	1,127,395
Esab Corp.	33,000	1,949,310
Flowserve Corp.	71,005	2,414,170
IDEX Corp.	10,649	2,460,238
ITT, Inc.	20,621	1,779,592

		15,053,825

Marine Transportation — 0.7%
Kirby Corp.(1)	22,882	1,594,875

		1,594,875

Media — 0.8%
Cable One, Inc.	620	435,240
Interpublic Group of Cos., Inc.	6,464	240,719
New York Times Co., Class A	12,755	495,915
Nexstar Media Group, Inc.	2,976	513,836
S4 Capital PLC (United Kingdom)(1)	20,354	40,963
TEGNA, Inc.	4,606	77,888

		1,804,561

Metals & Mining — 2.9%
Alcoa Corp.	34,994	1,489,345
Cleveland-Cliffs, Inc.(1)	83,585	1,532,113
Reliance Steel & Aluminum Co.	9,716	2,494,486
Yamana Gold, Inc.	119,427	698,648

		6,214,592

Multi-Utilities — 0.6%
NiSource, Inc.	16,777	469,085
NorthWestern Corp.	15,128	875,306

		1,344,391

Office REITs — 0.6%
Postal Realty Trust, Inc., Class A	84,328	1,283,472

		1,283,472

Oil, Gas & Consumable Fuels — 2.5%
Antero Resources Corp.(1)	18,470	426,472
APA Corp.	22,986	828,875
Denbury, Inc.(1)	9,912	868,589
EQT Corp.	19,974	637,370
HF Sinclair Corp.	27,876	1,348,641
Northern Oil and Gas, Inc.	26,936	817,508
Targa Resources Corp.	7,196	524,948

		5,452,403

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Paper & Forest Products — 0.7%
Louisiana-Pacific Corp.	25,727	$1,394,661

		1,394,661

Passenger Airlines — 0.2%
JetBlue Airways Corp.(1)	60,330	439,202

		439,202

Personal Care Products — 0.6%
Beauty Health Co.(1)	59,700	754,011
BellRing Brands, Inc.(1)	15,605	530,570
Olaplex Holdings, Inc.(1)	7,068	30,180

		1,314,761

Professional Services — 2.2%
CACI International, Inc., Class A(1)	8,290	2,456,161
KBR, Inc.	42,700	2,350,635

		4,806,796

Real Estate Management & Development — 0.4%
Cushman & Wakefield PLC(1)	59,530	627,446
Doma Holdings, Inc.(1)	155,552	63,388
Jones Lang LaSalle, Inc.(1)	1,070	155,674
WeWork, Inc., Class A(1)	51,400	39,953

		886,461

Residential REITs — 0.8%
American Homes 4 Rent, Class A	14,365	451,779
Equity LifeStyle Properties, Inc.	6,167	413,991
Essex Property Trust, Inc.	4,280	895,119

		1,760,889

Retail REITs — 1.1%
SITE Centers Corp.	92,304	1,133,493
Spirit Realty Capital, Inc.	29,740	1,184,842

		2,318,335

Semiconductors & Semiconductor Equipment — 0.4%
SolarEdge Technologies, Inc.(1)	2,820	857,139

		857,139

Software — 5.4%
Aspen Technology, Inc.(1)	3,043	696,451
BILL Holdings, Inc.(1)	8,000	649,120
Blackbaud, Inc.(1)	18,537	1,284,614
Blend Labs, Inc., Class A(1)	173,230	172,572
Ceridian HCM Holding, Inc.(1)	11,846	867,364
Elastic NV(1)	18,328	1,061,191
Five9, Inc.(1)	20,200	1,460,258
Gen Digital, Inc.	55,603	954,148
Guidewire Software, Inc.(1)	8,628	707,927
HubSpot, Inc.(1)	2,300	986,125
PTC, Inc.(1)	5,426	695,776
Tenable Holdings, Inc.(1)	26,773	1,271,985
Workiva, Inc.(1)	7,821	800,949

		11,608,480

Specialized REITs — 2.0%
CubeSmart	56,039	2,590,122
Lamar Advertising Co., Class A	16,140	1,612,225

		4,202,347

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Specialty Retail — 2.0%
Burlington Stores, Inc.(1)	2,950	$596,195
Five Below, Inc.(1)	13,679	2,817,464
Foot Locker, Inc.	21,455	851,549

		4,265,208

Technology Hardware, Storage & Peripherals — 0.3%
Western Digital Corp.(1)	14,938	562,714

		562,714

Textiles, Apparel & Luxury Goods — 2.4%
Capri Holdings Ltd.(1)	26,650	1,252,550
PRADA SpA (Italy)(1)	99,525	708,830
PVH Corp.	16,342	1,457,053
Tapestry, Inc.	40,102	1,728,797

		5,147,230

Trading Companies & Distributors — 2.0%
Air Lease Corp.	38,490	1,515,351
WESCO International, Inc.	17,179	2,654,843

		4,170,194

Water Utilities — 0.7%
Essential Utilities, Inc.	31,779	1,387,153

		1,387,153

Total Common Stocks (Cost $220,541,671)		211,108,906

	Principal Amount	Value

Corporate Bonds & Notes — 0.1%
Commercial Services — 0.1%
Affirm Holdings, Inc., Convertible
0.000% due 11/15/2026(3)	$282,000	181,182

Total Corporate Bonds & Notes (Cost $184,020)		181,182

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill
2.443% due 4/6/2023(4)	30,000	29,988
4.557% due 5/18/2023(4)	70,000	69,591
4.576% due 6/1/2023(4)	30,000	29,773

Total U.S. Treasury Bills (Cost $129,321)		129,352

Repurchase Agreements — 1.6%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $3,464,549, due 4/3/2023(5)	3,464,133	3,464,133

Total Repurchase Agreements (Cost $3,464,133)		3,464,133

Total Investments — 100.3% (Cost $224,319,145)		214,883,573

Liabilities in excess of other assets — (0.3)%		(662,543)

Total Net Assets — 100.0%		$214,221,030

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2023, the aggregate market value of these securities amounted to $544,711, representing 0.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Zero coupon bond.
(4)	Interest rate shown reflects the discount rate at time of purchase.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$3,624,500	$3,533,463

Open futures contracts at March 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
S&P Midcap 400 E-Mini	June 2023	5	Long	$1,220,219	$1,264,850	$44,631

Total				$1,220,219	$1,264,850	$44,631

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$209,456,000	$1,652,906	*	$—	$211,108,906
Corporate Bonds & Notes	—	181,182		—	181,182
U.S. Treasury Bills	—	129,352		—	129,352
Repurchase Agreements	—	3,464,133		—	3,464,133

Total	$209,456,000	$5,427,573		$—	$214,883,573

Other Financial Instruments
Futures Contracts
Assets	$44,631	$—		$—	$44,631

Total	$44,631	$—		$—	$44,631

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 11.4%
Federal Home Loan Mortgage Corp.
3.50% due 6/1/2052	$1,146,240	$1,064,129
4.00% due 6/1/2052	1,335,638	1,276,495
Federal National Mortgage Association
3.00% due 4/1/2037	2,680,319	2,541,734
3.00% due 5/1/2037	2,692,724	2,551,831
3.00% due 7/1/2051	1,537,146	1,378,523
3.00% due 5/1/2052	2,005,223	1,797,715
3.50% due 4/1/2052	3,053,080	2,834,694
3.50% due 5/1/2052	2,857,394	2,653,171
3.50% due 10/1/2052	1,669,142	1,549,382
4.00% due 5/1/2052	2,926,415	2,796,860
4.00% due 6/1/2052	1,956,886	1,870,253

Total Agency Mortgage–Backed Securities (Cost $23,143,975)		22,314,787

Asset–Backed Securities — 29.0%
Aligned Data Centers Issuer LLC
2021-1A A2
1.937% due 8/15/2046(1)	900,000	792,739
Allegro CLO VI Ltd.
2017-2A B
6.292% (3 mo. USD LIBOR + 1.50%) due 1/17/2031(1)(2)(3)	1,000,000	968,400
Ally Auto Receivables Trust
2022-1 A3
3.31% due 11/15/2026	1,650,000	1,614,115
American Express Credit Account Master Trust
2022-3 A
3.75% due 8/15/2027	2,000,000	1,962,128
AmeriCredit Automobile Receivables Trust
2020-3 C
1.06% due 8/18/2026	1,125,000	1,054,274
Anchorage Capital CLO 21 Ltd.
2021-21A B
6.558% (3 mo. USD LIBOR + 1.75%) due 10/20/2034(1)(2)(3)	1,000,000	964,800
Anchorage Capital CLO 7 Ltd.
2015-7A BR2
6.552% (3 mo. USD LIBOR + 1.75%) due 1/28/2031(1)(2)(3)	1,000,000	978,900
Apidos CLO XXII
2015-22A A2R
6.308% (3 mo. USD LIBOR + 1.50%) due 4/20/2031(1)(2)(3)	1,000,000	974,750
Ares XXVII CLO Ltd.
2013-2A BR2
6.452% (3 mo. USD LIBOR + 1.65%) due 10/28/2034(1)(2)(3)	1,000,000	971,015
Ares XXVIIIR CLO Ltd.
2018-28RA A2
6.192% (3 mo. USD LIBOR + 1.40%) due 10/17/2030(1)(2)(3)	1,100,000	1,059,080

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Avis Budget Rental Car Funding AESOP LLC
2021-2A A
1.66% due 2/20/2028(1)	$1,100,000	$977,701
Barings CLO Ltd.
2020-1A AR
5.942% (3 mo. USD LIBOR + 1.15%) due 10/15/2036(1)(2)(3)	1,200,000	1,167,256
Benefit Street Partners CLO XVI Ltd.
2018-16A BR
6.342% (3 mo. USD LIBOR + 1.55%) due 1/17/2032(1)(2)(3)	1,200,000	1,159,800
BMW Vehicle Owner Trust
2022-A A3
3.21% due 8/25/2026	1,100,000	1,072,599
Canyon Capital CLO Ltd.
2022-1A B
6.482% (3 mo. USD Term SOFR + 1.85%) due 4/15/2035(1)(2)	1,200,000	1,156,088
Carlyle U.S. CLO Ltd.
2018-2A A2
6.392% (3 mo. USD LIBOR + 1.60%) due 10/15/2031(1)(2)(3)	1,000,000	974,835
CarMax Auto Owner Trust
2020-4 B
0.85% due 6/15/2026	850,000	790,688
Cathedral Lake VI Ltd.
2021-6A AN
6.068% (3 mo. USD LIBOR + 1.25%) due 4/25/2034(1)(2)(3)	1,200,000	1,176,024
CIFC Funding Ltd.
2013-4A BRR
6.415% (3 mo. USD LIBOR + 1.60%) due 4/27/2031(1)(2)(3)	1,000,000	972,700
Domino’s Pizza Master Issuer LLC
2017-1A A23
4.118% due 7/25/2047(1)	712,500	668,552
Dryden 53 CLO Ltd.
2017-53A B
6.192% (3 mo. USD LIBOR + 1.40%) due 1/15/2031(1)(2)(3)	1,100,000	1,056,660
Dryden Senior Loan Fund
2017-47A CR
6.842% (3 mo. USD LIBOR + 2.05%) due 4/15/2028(1)(2)(3)	1,000,000	971,800
Exeter Automobile Receivables Trust
2022-2A A3
2.80% due 11/17/2025	974,606	968,380
Ford Credit Auto Owner Trust
2020-1 A
2.04% due 8/15/2031(1)	1,100,000	1,042,379
Ford Credit Floorplan Master Owner Trust
2020-2 A
1.06% due 9/15/2027	1,100,000	1,004,256

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
GM Financial Automobile Leasing Trust
2022-2 A3
3.42% due 6/20/2025	$1,240,000	$1,216,857
GM Financial Consumer Automobile Receivables Trust
2020-4 A4
0.50% due 2/17/2026	1,680,000	1,585,246
Gulf Stream Meridian 6 Ltd.
2021-6A A1
5.982% (3 mo. USD LIBOR + 1.19%) due 1/15/2037(1)(2)(3)	1,000,000	972,500
Hertz Vehicle Financing III LLC
2022-3A A
3.37% due 3/25/2025(1)	960,000	941,737
Hyundai Auto Lease Securitization Trust
2022-B A3
3.35% due 6/16/2025(1)	1,200,000	1,177,689
Hyundai Auto Receivables Trust
2022-A A3
2.22% due 10/15/2026	1,430,000	1,374,202
Jamestown CLO XI Ltd.
2018-11A A2
6.492% (3 mo. USD LIBOR + 1.70%) due 7/14/2031(1)(2)(3)	1,200,000	1,166,880
KKR CLO 38 Ltd.
38A A1
5.978% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(2)	1,225,000	1,197,799
Madison Park Funding XXIII Ltd.
2017-23A BR
6.365% (3 mo. USD LIBOR + 1.55%) due 7/27/2031(1)(2)(3)	1,050,000	1,025,745
Master Credit Card Trust
2021-1A A
0.53% due 11/21/2025(1)	1,380,000	1,307,794
Neuberger Berman Loan Advisers CLO 26 Ltd.
2017-26A BR
6.195% (3 mo. USD LIBOR + 1.40%) due 10/18/2030(1)(2)(3)	1,000,000	972,461
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A A
5.852% (3 mo. USD LIBOR + 1.06%) due 4/16/2033(1)(2)(3)	1,200,000	1,177,320
Nissan Auto Lease Trust
2023-A A4
4.80% due 7/15/2027	700,000	699,938
Octagon Investment Partners 36 Ltd.
2018-1A B
6.182% (3 mo. USD LIBOR + 1.39%) due 4/15/2031(1)(2)(3)	1,209,375	1,162,209

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
OHA Credit Partners XIV Ltd.
2017-14A B
6.315% (3 mo. USD LIBOR + 1.50%) due 1/21/2030(1)(2)(3)	$1,000,000	$970,700
PPM CLO 2 Ltd.
2019-2A BR
6.548% (3 mo. USD LIBOR + 1.75%) due 4/16/2032(1)(2)(3)	1,000,000	960,300
Santander Drive Auto Receivables Trust
2022-3 A3
3.40% due 12/15/2026	1,200,000	1,183,431
Santander Retail Auto Lease Trust
2021-C A3
0.50% due 3/20/2025(1)	1,221,892	1,200,007
Synchrony Card Funding LLC
2022-A1 A
3.37% due 4/15/2028	1,300,000	1,262,169
TIAA CLO IV Ltd.
2018-1A A2
6.508% (3 mo. USD LIBOR + 1.70%) due 1/20/2032(1)(2)(3)	1,170,000	1,146,366
Toyota Auto Loan Extended Note Trust
2021-1A A
1.07% due 2/27/2034(1)	1,735,000	1,555,639
Toyota Auto Receivables Owner Trust
2021-A A4
0.39% due 6/15/2026	1,440,000	1,342,285
Verizon Owner Trust
2020-C A
0.41% due 4/21/2025	563,105	554,986
Voya CLO Ltd.
2015-3A A3R
6.508% (3 mo. USD LIBOR + 1.70%) due 10/20/2031(1)(2)(3)	1,000,000	967,096
Westlake Automobile Receivables Trust
2022-3A A2
5.24% due 7/15/2025(1)	685,000	682,978
World Omni Auto Receivables Trust
2021-B A4
0.69% due 6/15/2027	1,200,000	1,104,327
World Omni Automobile Lease Securitization Trust
2021-A A4
0.50% due 11/16/2026	1,390,000	1,340,331

Total Asset–Backed Securities (Cost $57,855,355)		56,748,911

Corporate Bonds & Notes — 5.5%
Aerospace & Defense — 0.3%
Boeing Co.
2.196% due 2/4/2026	200,000	185,522
Northrop Grumman Corp.
2.93% due 1/15/2025	500,000	484,695

		670,217

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Biotechnology — 0.1%
Gilead Sciences, Inc.
3.50% due 2/1/2025	$200,000	$196,162

		196,162

Commercial Banks — 1.5%
Bank of America Corp.
5.08% (5.08% fixed rate until 1/20/2026; SOFR + 1.29% thereafter) due 1/20/2027(2)	500,000	498,915
Barclays PLC
7.325% (7.325% fixed rate until 11/2/2025; 1 yr. CMT + 3.05% thereafter) due 11/2/2026(2)	200,000	205,678
Danske Bank A/S
1.621% (1.621% fixed rate until 9/11/2025; 1 yr. CMT + 1.35% thereafter) due 9/11/2026(1)(2)	200,000	178,864
Deutsche Bank AG
2.129% (2.129% fixed rate until 11/24/2025; SOFR + 1.87% thereafter) due 11/24/2026(2)	150,000	129,074
JPMorgan Chase & Co.
2.083% (2.083% fixed rate until 4/22/2025; SOFR + 1.85% thereafter) due 4/22/2026(2)	250,000	234,780
Mitsubishi UFJ Financial Group, Inc.
5.719% (5.719% fixed rate until 2/20/2025; 1 yr. CMT + 1.08% thereafter) due 2/20/2026(2)	500,000	501,255
Morgan Stanley
5.05% (5.05% fixed rate until 1/28/2026; SOFR + 1.30% thereafter) due 1/28/2027(2)	400,000	399,248
NatWest Group PLC
5.847% (5.847% fixed rate until 3/2/2026; 1 yr. CMT + 1.35% thereafter) due 3/2/2027(2)	250,000	250,570
PNC Bank NA
3.25% due 6/1/2025	250,000	238,752
Truist Bank
3.625% due 9/16/2025	250,000	238,577

		2,875,713

Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.875% due 1/16/2024	950,000	938,876

		938,876

Electric — 0.2%
Public Service Enterprise Group, Inc.
2.875% due 6/15/2024	500,000	486,230

		486,230

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Environmental Control — 0.1%
Waste Management, Inc.
0.75% due 11/15/2025	$200,000	$181,954

		181,954

Healthcare-Services — 0.1%
UnitedHealth Group, Inc.
3.10% due 3/15/2026	200,000	193,500

		193,500

Lodging — 0.1%
Marriott International, Inc.
3.125% due 6/15/2026	200,000	188,782

		188,782

Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.50% due 2/1/2024	500,000	494,785
Discovery Communications LLC
4.90% due 3/11/2026	200,000	198,698

		693,483

Oil & Gas — 0.3%
Canadian Natural Resources Ltd.
3.90% due 2/1/2025	500,000	489,480

		489,480

Pharmaceuticals — 0.1%
CVS Health Corp.
3.875% due 7/20/2025	200,000	196,412

		196,412

Pipelines — 0.4%
Kinder Morgan, Inc.
4.30% due 6/1/2025	200,000	197,028
TransCanada PipeLines Ltd.
6.203% due 3/9/2026	500,000	503,670

		700,698

Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.
2.40% due 3/15/2025	200,000	189,722
Boston Properties LP
3.20% due 1/15/2025	500,000	464,110
Essex Portfolio LP
3.50% due 4/1/2025	500,000	482,250
Simon Property Group LP
3.375% due 10/1/2024	250,000	243,955

		1,380,037

Semiconductors — 0.1%
Broadcom, Inc.
3.459% due 9/15/2026	200,000	191,194

		191,194

Software — 0.2%
Fiserv, Inc.
3.85% due 6/1/2025	200,000	195,826
Oracle Corp.
2.50% due 4/1/2025	300,000	287,001

		482,827

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Telecommunications — 0.4%
AT&T, Inc.
1.70% due 3/25/2026	$200,000	$183,566
T-Mobile USA, Inc.
3.50% due 4/15/2025	200,000	194,464
Verizon Communications, Inc.
3.376% due 2/15/2025	500,000	490,260

		868,290

Total Corporate Bonds & Notes (Cost $10,863,135)		10,733,855

Non–Agency Mortgage–Backed Securities — 6.3%
Benchmark Mortgage Trust
2018-B3 AS
4.195% due 4/10/2051(2)(4)	1,150,000	1,065,849
Commercial Mortgage Trust
2017-COR2 A3
3.51% due 9/10/2050	1,200,000	1,109,939
2019-GC44 AM
3.263% due 8/15/2057	1,085,000	907,511
DBGS Mortgage Trust
2018-C1 AM
4.61% due 10/15/2051(2)(4)	1,100,000	1,016,217
DBUBS Mortgage Trust
2017-BRBK A
3.452% due 10/10/2034(1)	793,000	755,586
Freddie Mac STACR REMIC Trust
2021-DNA7 M2
6.36% due 11/25/2041(1)(2)(4)	900,000	854,094
2021-HQA4 M1
5.51% due 12/25/2041(1)(2)(4)	595,503	573,648
2022-DNA1 M1A
5.56% due 1/25/2042(1)(2)(4)	510,686	498,884
2022-HQA3 M1A
6.86% due 8/25/2042(1)(2)(4)	1,070,883	1,073,888
Hilton USA Trust
2016-HHV A
3.719% due 11/5/2038(1)	845,000	778,444
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9 AS
3.456% due 5/15/2046	970,000	950,969
Wells Fargo Commercial Mortgage Trust
2015-NXS4 A4
3.718% due 12/15/2048	1,380,000	1,319,157
2016-LC24 A4
2.942% due 10/15/2049	1,000,000	922,132
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	440,000	428,293

Total Non–Agency Mortgage–Backed Securities (Cost $12,714,493)		12,254,611

U.S. Government Agencies — 5.5%
Federal Farm Credit Banks Funding Corp.
2.64% due 4/8/2026	4,000,000	3,833,520
Fannie Mae Discount Note
1.545% due 4/3/2023(5)	7,000,000	6,999,118

Total U.S. Government Agencies (Cost $10,954,990)		10,832,638

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

U.S. Government Securities — 17.3%
U.S. Treasury Note
3.625% due 3/31/2028	$2,000,000	$2,003,594
3.875% due 3/31/2025	32,000,000	31,903,750

Total U.S. Government Securities (Cost $33,889,375)		33,907,344

U.S. Treasury Bills — 18.2%
U.S. Treasury Bill
4.855% due 9/14/2023(5)	36,300,000	35,521,123

Total U.S. Treasury Bills (Cost $35,531,326)		35,521,123

	Shares	Value

Exchange–Traded Funds — 4.6%
Vanguard Short-Term Inflation-Protected Securities ETF	186,300	8,908,866

Total Exchange–Traded Funds (Cost $9,417,345)		8,908,866

	Principal Amount	Value

Repurchase Agreements — 0.7%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $1,317,818, due 4/3/2023(6)	$1,317,660	1,317,660

Total Repurchase Agreements (Cost $1,317,660)		1,317,660

Total Investments — 98.5% (Cost $195,687,654)		192,539,795

Assets in excess of other liabilities — 1.5%		2,969,973

Total Net Assets — 100.0%		$195,509,768

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2023, the aggregate market value of these securities amounted to $41,332,107, representing 21.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2023.
(3)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	Interest rate shown reflects the discount rate at time of purchase.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$1,378,700	$1,344,071

Open futures contracts at March 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	June 2023	349	Long	$71,595,255	$72,052,141	$456,886
U.S. 5-Year Treasury Note	June 2023	22	Long	2,419,556	2,409,172	(10,384)

Total				$74,014,811	$74,461,313	$446,502

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 10-Year Treasury Note	June 2023	107	Short	$(12,083,586)	$(12,296,641)	$(213,055)
U.S. Long Bond	June 2023	31	Short	(3,965,125)	(4,065,844)	(100,719)
U.S. Ultra Bond	June 2023	3	Short	(424,959)	(423,375)	1,584

Total				$(16,473,670)	$(16,785,860)	$(312,190)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

Centrally cleared credit default swap agreements — buy protection(7):

Reference Entity	Implied Credit Spread at 3/31/23(8)	Notional Amount(9)		Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments	Value	Unrealized Depreciation
CDX.NA.HY.S39	4.63%	USD	19,750,000	12/20/2027	(5.00)%	Quarterly	$315,256	$(233,082)	$(548,338)

(7)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(8)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(9)

The notional amount represents the maximum potential amount the Fund could be required to pay as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$22,314,787	$—	$22,314,787
Asset–Backed Securities	—	56,748,911	—	56,748,911
Corporate Bonds & Notes	—	10,733,855	—	10,733,855
Non–Agency Mortgage–Backed Securities	—	12,254,611	—	12,254,611
U.S. Government Agencies	—	10,832,638	—	10,832,638
U.S. Government Securities	—	33,907,344	—	33,907,344
U.S. Treasury Bills	—	35,521,123	—	35,521,123
Exchange–Traded Funds	8,908,866	—	—	8,908,866
Repurchase Agreements	—	1,317,660	—	1,317,660

Total	$8,908,866	$183,630,929	$—	$192,539,795

Other Financial Instruments
Futures Contracts
Assets	$458,470	$—	$—	$458,470
Liabilities	(324,158)	—	—	(324,158)
Swap Contracts
Liabilities	—	(548,338)	—	(548,338)

Total	$134,312	$(548,338)	$—	$(414,026)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — 97.8%
Aerospace & Defense — 2.4%
MTU Aero Engines AG (Germany)	26,077	$6,521,132

		6,521,132

Automobile Components — 1.0%
Dana, Inc.	190,199	2,862,495

		2,862,495

Banks — 1.8%
Pinnacle Financial Partners, Inc.	35,241	1,943,893
Webster Financial Corp.	75,721	2,984,922

		4,928,815

Biotechnology — 0.2%
Sage Therapeutics, Inc.(1)	13,215	554,501

		554,501

Building Products — 8.0%
Armstrong World Industries, Inc.	42,370	3,018,439
AZEK Co., Inc.(1)	186,784	4,396,895
Carlisle Cos., Inc.	28,660	6,479,166
Masonite International Corp.(1)	66,549	6,040,653
Tecnoglass, Inc.	50,820	2,132,407

		22,067,560

Capital Markets — 2.3%
Cboe Global Markets, Inc.	31,763	4,263,865
Raymond James Financial, Inc.	23,522	2,193,897

		6,457,762

Chemicals — 4.9%
Ashland, Inc.	47,529	4,881,704
Quaker Chemical Corp.	21,710	4,297,494
Westlake Corp.	37,269	4,322,459

		13,501,657

Commercial Services & Supplies — 2.0%
Republic Services, Inc.	17,158	2,320,105
Stericycle, Inc.(1)	72,143	3,146,156

		5,466,261

Construction & Engineering — 1.4%
API Group Corp.(1)	170,342	3,829,288

		3,829,288

Containers & Packaging — 1.1%
Crown Holdings, Inc.	37,282	3,083,594

		3,083,594

Diversified Consumer Services — 1.0%
Service Corp. International	41,997	2,888,554

		2,888,554

Electrical Equipment — 2.9%
Atkore, Inc.(1)	57,056	8,015,227

		8,015,227

Electronic Equipment, Instruments & Components — 1.9%
Teledyne Technologies, Inc.(1)	11,611	5,194,297

		5,194,297

Financial Services — 1.1%
Essent Group Ltd.	77,399	3,099,830

		3,099,830

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Food Products — 1.4%
Nomad Foods Ltd.(1)	210,805	$3,950,486

		3,950,486

Health Care Equipment & Supplies — 4.6%
Haemonetics Corp.(1)	53,897	4,459,977
Integer Holdings Corp.(1)	53,954	4,181,435
LivaNova PLC(1)	70,311	3,064,153
ViewRay, Inc.(1)	313,879	1,086,021

		12,791,586

Health Care Providers & Services — 2.6%
HealthEquity, Inc.(1)	77,894	4,573,156
Humana, Inc.	5,343	2,593,813

		7,166,969

Health Care Technology — 0.5%
Schrodinger, Inc.(1)	50,984	1,342,409

		1,342,409

Hotels, Restaurants & Leisure — 1.4%
Planet Fitness, Inc., Class A(1)	47,873	3,718,296

		3,718,296

Household Durables — 1.0%
Mohawk Industries, Inc.(1)	26,895	2,695,417

		2,695,417

Household Products — 1.1%
Church & Dwight Co., Inc.	35,487	3,137,406

		3,137,406

Industrial REITs — 1.4%
Terreno Realty Corp.	61,465	3,970,639

		3,970,639

Insurance — 5.4%
Arch Capital Group Ltd.(1)	63,470	4,307,709
Axis Capital Holdings Ltd.	66,449	3,622,800
First American Financial Corp.	53,664	2,986,938
Reinsurance Group of America, Inc.	30,840	4,094,318

		15,011,765

Interactive Media & Services — 0.9%
Bumble, Inc., Class A(1)	121,227	2,369,988

		2,369,988

IT Services — 1.5%
Okta, Inc.(1)	48,323	4,167,375

		4,167,375

Life Sciences Tools & Services — 4.0%
Azenta, Inc.(1)	76,573	3,416,687
Bio-Rad Laboratories, Inc., Class A(1)	11,348	5,435,919
Codexis, Inc.(1)	109,517	453,401
Sotera Health Co.(1)	92,375	1,654,436

		10,960,443

Machinery — 1.2%
Ingersoll Rand, Inc.	54,857	3,191,580

		3,191,580

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Metals & Mining — 2.0%
Reliance Steel & Aluminum Co.	10,148	$2,605,398
Steel Dynamics, Inc.	25,505	2,883,595

		5,488,993

Personal Care Products — 0.2%
Honest Co., Inc.(1)	227,801	410,042

		410,042

Professional Services — 5.0%
CACI International, Inc., Class A(1)	11,845	3,509,437
Dun & Bradstreet Holdings, Inc.	248,987	2,923,107
Genpact Ltd.	81,982	3,789,208
TransUnion	56,106	3,486,427

		13,708,179

Residential REITs — 4.4%
American Homes 4 Rent, Class A	112,140	3,526,803
Apartment Income REIT Corp.	89,452	3,203,276
Sun Communities, Inc.	38,234	5,386,406

		12,116,485

Semiconductors & Semiconductor Equipment — 3.5%
Marvell Technology, Inc.	114,325	4,950,272
ON Semiconductor Corp.(1)	57,821	4,759,825

		9,710,097

Software — 9.3%
8x8, Inc.(1)	166,967	696,252
Black Knight, Inc.(1)	62,167	3,578,332
Instructure Holdings, Inc.(1)	131,314	3,401,033
New Relic, Inc.(1)	61,171	4,605,565
PagerDuty, Inc.(1)	141,037	4,933,474
Q2 Holdings, Inc.(1)	91,048	2,241,602
Riskified Ltd., Class A(1)	132,256	745,924
SPS Commerce, Inc.(1)	19,096	2,908,321
WalkMe Ltd.(1)	241,700	2,571,688

		25,682,191

Specialized REITs — 4.0%
Life Storage, Inc.	35,041	4,593,525
SBA Communications Corp.	12,104	3,159,991
VICI Properties, Inc.	99,935	3,259,880

		11,013,396

Specialty Retail — 6.1%
Burlington Stores, Inc.(1)	26,077	5,270,162
Leslie’s, Inc.(1)	310,503	3,418,638
National Vision Holdings, Inc.(1)	108,225	2,038,959
Revolve Group, Inc.(1)	157,342	4,138,094
Tractor Supply Co.	7,929	1,863,632

		16,729,485

Textiles, Apparel & Luxury Goods — 1.4%
Deckers Outdoor Corp.(1)	8,496	3,819,377

		3,819,377

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Trading Companies & Distributors — 2.9%
Air Lease Corp.	84,700	$3,334,639
United Rentals, Inc.	11,914	4,715,085

		8,049,724

Total Common Stocks (Cost $295,774,799)		269,673,301

Exchange–Traded Funds — 1.2%
SPDR S&P Biotech ETF	43,545	3,318,564

Total Exchange–Traded Funds (Cost $4,595,397)		3,318,564

	Principal Amount	Value

Repurchase Agreements — 1.2%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $3,468,708, due 4/3/2023(2)	$3,468,292	3,468,292

Total Repurchase Agreements (Cost $3,468,292)		3,468,292

Total Investments — 100.2% (Cost $303,838,488)		276,460,157

Liabilities in excess of other assets — (0.2)%		(671,138)

Total Net Assets — 100.0%		$275,789,019

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$3,628,900	$3,537,753

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$263,152,169	$6,521,132	*	$—	$269,673,301
Exchange–Traded Funds	3,318,564	—		—	3,318,564
Repurchase Agreements	—	3,468,292		—	3,468,292

Total	$266,470,733	$9,989,424		$—	$276,460,157

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — 96.4%
Aerospace & Defense — 1.5%
Lockheed Martin Corp.	8,982	$4,246,061

		4,246,061

Banks — 2.1%
First Hawaiian, Inc.	22,242	458,852
JPMorgan Chase & Co.	40,045	5,218,264

		5,677,116

Beverages — 1.9%
Coca-Cola Co.	69,435	4,307,053
Keurig Dr Pepper, Inc.	26,171	923,313

		5,230,366

Biotechnology — 4.1%
AbbVie, Inc.	40,084	6,388,187
Gilead Sciences, Inc.	41,597	3,451,303
Vertex Pharmaceuticals, Inc.(1)	4,723	1,488,076

		11,327,566

Broadline Retail — 0.6%
Amazon.com, Inc.(1)	15,774	1,629,296

		1,629,296

Capital Markets — 4.3%
Cboe Global Markets, Inc.	12,758	1,712,634
Houlihan Lokey, Inc.	27,473	2,403,613
Intercontinental Exchange, Inc.	29,145	3,039,532
Nasdaq, Inc.	38,173	2,086,918
S&P Global, Inc.	7,686	2,649,902

		11,892,599

Chemicals — 0.7%
LyondellBasell Industries NV, Class A	20,459	1,920,895

		1,920,895

Construction & Engineering — 0.8%
AECOM	24,930	2,102,098

		2,102,098

Consumer Staples Distribution & Retail — 2.1%
Koninklijke Ahold Delhaize NV, ADR	104,524	3,568,031
Walmart, Inc.	15,763	2,324,255

		5,892,286

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	70,317	2,734,628

		2,734,628

Electric Utilities — 2.3%
American Electric Power Co., Inc.	30,205	2,748,353
NextEra Energy, Inc.	11,394	878,250
Xcel Energy, Inc.	41,094	2,771,379

		6,397,982

Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	8,884	1,731,403

		1,731,403

Entertainment — 1.6%
Electronic Arts, Inc.	36,711	4,421,840

		4,421,840

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — 3.7%
Fidelity National Information Services, Inc.	34,638	$1,881,883
Mastercard, Inc., Class A	7,736	2,811,340
Visa, Inc., Class A	23,975	5,405,403

		10,098,626

Food Products — 1.0%
General Mills, Inc.	30,991	2,648,491

		2,648,491

Ground Transportation — 0.5%
Knight-Swift Transportation Holdings, Inc.	25,825	1,461,178

		1,461,178

Health Care Providers & Services — 5.7%
AmerisourceBergen Corp.	8,512	1,362,856
Centene Corp.(1)	48,526	3,067,328
CVS Health Corp.	15,799	1,174,024
McKesson Corp.	9,918	3,531,304
UnitedHealth Group, Inc.	14,007	6,619,568

		15,755,080

Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.(1)	795	2,108,666
Compass Group PLC, ADR	81,915	2,066,715

		4,175,381

Household Products — 0.5%
Procter & Gamble Co.	9,995	1,486,157

		1,486,157

Insurance — 5.5%
Everest Re Group Ltd.	9,357	3,349,993
Marsh & McLennan Cos., Inc.	22,254	3,706,404
Progressive Corp.	16,811	2,404,982
Selective Insurance Group, Inc.	17,049	1,625,281
Willis Towers Watson PLC	17,429	4,050,151

		15,136,811

Interactive Media & Services — 5.5%
Alphabet, Inc., Class C(1)	125,695	13,072,280
Meta Platforms, Inc., Class A(1)	9,600	2,034,624

		15,106,904

IT Services — 2.9%
Amdocs Ltd.	34,866	3,348,182
VeriSign, Inc.(1)	22,357	4,724,705

		8,072,887

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	2,299	1,325,075

		1,325,075

Media — 1.4%
Comcast Corp., Class A	99,732	3,780,840

		3,780,840

Multi-Utilities — 0.8%
CenterPoint Energy, Inc.	70,155	2,066,766

		2,066,766

Oil, Gas & Consumable Fuels — 1.7%
Shell PLC, ADR	81,549	4,692,329

		4,692,329

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

March 31, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Pharmaceuticals — 4.7%
Bristol Myers Squibb Co.	18,786	$1,302,057
Eli Lilly and Co.	9,185	3,154,313
Johnson & Johnson	8,725	1,352,375
Merck & Co., Inc.	66,487	7,073,552

		12,882,297

Professional Services — 5.6%
Automatic Data Processing, Inc.	13,657	3,040,458
Booz Allen Hamilton Holding Corp.	12,996	1,204,599
Experian PLC, ADR	53,740	1,771,270
Genpact Ltd.	97,660	4,513,845
Paychex, Inc.	27,691	3,173,112
RELX PLC, ADR	53,850	1,746,894

		15,450,178

Semiconductors & Semiconductor Equipment — 3.8%
Broadcom, Inc.	12,505	8,022,458
KLA Corp.	3,264	1,302,891
Texas Instruments, Inc.	6,540	1,216,505

		10,541,854

Software — 17.9%
Adobe, Inc.(1)	14,150	5,452,985
Fortinet, Inc.(1)	34,954	2,323,043
Gen Digital, Inc.	201,632	3,460,005
Intuit, Inc.	5,000	2,229,150
Microsoft Corp.	74,893	21,591,652
Nice Ltd., ADR(1)	6,440	1,474,052
Oracle Corp.	61,040	5,671,837
ServiceNow, Inc.(1)	10,521	4,889,319
VMware, Inc., Class A(1)	18,074	2,256,539

		49,348,582

Specialty Retail — 4.1%
AutoZone, Inc.(1)	3,080	7,571,102
O’Reilly Automotive, Inc.(1)	4,466	3,791,545

		11,362,647

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	66,301	10,933,035

		10,933,035

Tobacco — 1.5%
Philip Morris International, Inc.	41,851	4,070,011

		4,070,011

Total Common Stocks (Cost $261,374,894)		265,599,265

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

March 31, 2023 (unaudited)	Principal Amount	Value

Repurchase Agreements — 2.7%
Fixed Income Clearing Corp., 1.44%, dated 3/31/2023, proceeds at maturity value of $7,527,108, due 4/3/2023(2)	$7,526,204	$7,526,204

Total Repurchase Agreements (Cost $7,526,204)		7,526,204

Total Investments — 99.1% (Cost $268,901,098)		273,125,469

Assets in excess of other liabilities — 0.9%		2,588,001

Total Net Assets — 100.0%		$275,713,470

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.875%	6/15/2025	$7,874,600	$7,676,814

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$265,599,265	$—	$—	$265,599,265
Repurchase Agreements	—	7,526,204	—	7,526,204

Total	$265,599,265	$7,526,204	$—	$273,125,469

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the methodologies and procedures adopted by the Board of Trustees of Guardian Variable Products Trust (the “Trust”) and the valuation policy and procedures adopted by Park Avenue Institutional Advisers LLC, the valuation designee, and are noted, if any, in the Funds’ Schedule of Investments. As of March 31, 2023, Guardian Mid Cap Relative Value VIP Fund held two illiquid securities.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. As of March 31, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 relate to securities which have significant unobservable inputs, as they trade infrequently or not at all.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Funds’ assets and liabilities carried at fair value as of March 31, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. As of March 31, 2023, the Funds had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended March 31, 2023, Guardian Balanced Allocation VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund entered into U.S. Treasury futures contracts to manage portfolio duration. During the period ended March 31, 2023, Guardian Select Mid Cap Core VIP Fund entered into equity futures contracts to equitize cash and keep the Fund fully invested. During the period ended March 31, 2023, Guardian Multi-Sector Bond VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund entered into credit default swaps for risk exposure management and to enhance potential return.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual report to shareholders filed on the Securities and Exchange Commission’s website at https://www.sec.gov.